UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22895

Capitol Series Trust

(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)
Fuller & Thaler Behavioral Small-Cap Equity Fund

Fuller & Thaler Behavioral Small-Cap Growth Fund

Fuller & Thaler Behavioral Mid-Cap Value Fund

Fuller & Thaler Behavioral Unconstrained Equity Fund

Fuller & Thaler Behavioral Small-Mid Core Equity Fund

Fuller & Thaler Behavioral Micro-Cap Equity Fund

Semi-Annual Report

March 31, 2023

411 Borel Avenue, Suite 300
San Mateo, CA 94402
(888) 912-4562
www.fullerthalerfunds.com

Investment Results (Unaudited)

Average Annual Total Returns* as of March 31, 2023

					Since
					Inception
	Six Months	One Year	Five Year	Ten Year	(12/19/18)
Fuller & Thaler Behavioral Small-Cap Equity Fund
R6 Shares	16.12%	4.30%	9.81%	11.95%	—
Institutional Shares	16.06%	4.18%	9.70%	11.82%	—
Investor Shares	15.88%	3.91%	9.39%	11.58%	—
A Shares
Without Load	15.89%	3.89%	—	—	14.51%
With Load	9.23%	(2.08)%	—	—	12.93%
C Shares
Without Load	15.53%	3.24%	—	—	13.81%
With Load	14.53%	3.24%	—	—	13.81%
Russell 2000® Index(a)	9.14%	(11.61)%	4.71%	8.04%	8.43%

		Institutional	Investor
	R6 Shares	Shares	Shares	A Shares	C Shares
Expense Ratio(b)	0.65%	0.77%	1.06%	1.05%	1.65%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fuller & Thaler Behavioral Small-Cap Equity Fund (the “Small-Cap Equity Fund”) distributions or the redemption of Small-Cap Equity Fund shares. Current performance of the Small-Cap Equity Fund may be lower or higher than the performance quoted. The Small-Cap Equity Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (888) 912-4562.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Small-Cap Equity Fund’s returns reflect any fee waivers during the applicable periods. If such fee waivers had not occurred, the quoted performance would have been lower. Prior to October 26, 2015, the performance reflected represents that of a series of Allianz Funds Multi-Strategy Trust for which Fuller & Thaler Asset Management, Inc. (the “Adviser”) served as the sole sub-adviser (“the Predecessor Fund”) (see Note 1). Total returns for periods less than 1 year are not annualized.

(a)	The Russell 2000® Index (“Russell 2000”) is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Small-Cap Equity Fund’s portfolio. The Russell 2000 measures the performance of the small-cap segment of the U.S. equity universe and is a subset of the Russell 3000® Index. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(b)	The expense ratios are from the Small-Cap Equity Fund’s most recent prospectus dated January 30, 2023. The Adviser has contractually agreed to waive its management fee and/or reimburse Small-Cap Equity Fund expenses so that total annual operating expenses do not exceed 1.30%,

Investment Results (Unaudited) (continued)

1.80%, 1.25%, 0.92% and 0.80% for A Shares, C Shares, Investor Shares, Institutional Shares and R6 Shares, respectively, of the average daily net assets for each class through January 31, 2024. The expense limitation does not apply to (i) interest (other than custodial overdraft fees and expenses associated with the Small-Cap Fund’s participation in an alternative liquidity program), (ii) taxes, (iii) brokerage fees and commissions, (iv) other extraordinary expenses not incurred in the ordinary course of the Small-Cap Equity Fund’s business, (v) dividend expense on short sales and (vi) indirect expenses such as acquired fund fees and expenses incurred by the Small-Cap Equity Fund in any fiscal year. During any fiscal year that the Investment Advisory Agreement between the Adviser and Capitol Series Trust (the “Trust”) is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. The Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board of Trustees of the Trust (the “Board”) may terminate such agreement at any time. The Expense Limitation Agreement shall terminate automatically upon the termination of the Advisory Agreement. Additional information pertaining to the Small-Cap Equity Fund’s expense ratios as of March 31, 2023 can be found in the financial highlights.

The Small-Cap Equity Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The Small-Cap Equity Fund’s prospectus contains this and other important information about the Small-Cap Equity Fund and may be obtained by calling (888) 912-4562. Please read it carefully before investing.

The Small-Cap Equity Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

Investment Results (Unaudited) (continued)

Average Annual Total Returns* as of March 31, 2023

				Since	Since
				Inception	Inception
	Six Months	One Year	Five Year	(12/21/17)	(12/19/18)
Fuller & Thaler Behavioral Small-Cap Growth Fund
R6 Shares	17.58%	(5.21)%	12.57%	12.34%	—
Institutional Shares	17.56%	(5.33)%	12.48%	12.24%	—
Investor Shares	17.39%	(5.55)%	12.19%	11.95%	—
A Shares
Without Load	17.39%	(5.59)%	—	—	15.43%
With Load	10.63%	(11.02)%	—	—	13.84%
C Shares
Without Load	17.05%	(6.07)%	—	—	14.86%
With Load	16.05%	(6.07)%	—	—	14.86%
Russell 2000® Growth Index(a)	10.46%	(10.60)%	4.26%	4.39%	8.11%

	Expense Ratios(b)
		Institutional	Investor
	R6 Shares	Shares	Shares	A Shares	C Shares
Gross	1.09%	1.18%	1.51%	1.44%	2.09%
With Applicable Waivers	0.86%	0.96%	1.25%	1.30%	1.80%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fuller & Thaler Behavioral Small-Cap Growth Fund (the “Small-Cap Growth Fund”) distributions or the redemption of Small-Cap Growth Fund shares. Current performance of the Small-Cap Growth Fund may be lower or higher than the performance quoted. The Small-Cap Growth Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (888) 912-4562.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Small-Cap Growth Fund’s returns reflect any fee waivers during the applicable periods. If such fee waivers had not occurred, the quoted performance would have been lower. Total returns for periods less than 1 year are not annualized.

(a)	The Russell 2000® Growth Index (“Russell 2000 Growth”) is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Small-Cap Growth Fund’s portfolio. Russell 2000 Growth measures the performance of those Russell 2000 companies with higher price/book ratios and higher forecasted growth values. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(b)	The expense ratios are from the Small-Cap Growth Fund’s most recent prospectus dated January

Investment Results (Unaudited) (continued)

30, 2023. The Adviser has contractually agreed to waive its management fee and/or reimburse Small-Cap Growth Fund expenses so that total annual operating expenses do not exceed 1.30%, 1.80%, 1.25%, 0.96%, and 0.86% for A Shares, C Shares, Investor Shares, Institutional Shares and R6 Shares, respectively, of the average daily net assets for each class through January 31, 2024. The expense limitation does not apply to (i) interest (other than custodial overdraft fees and expenses associated with the Small-Cap Growth Fund’s participation in an alternative liquidity program), (ii) taxes, (iii) brokerage fees and commissions, (iv) other extraordinary expenses not incurred in the ordinary course of the Small-Cap Growth Fund’s business, (v) dividend expense on short sales and (vi) indirect expenses such as acquired fund fees and expenses incurred by the Small-Cap Growth Fund in any fiscal year. During any fiscal year that the Investment Advisory Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. The Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time. The Expense Limitation Agreement shall terminate automatically upon the termination of the Advisory Agreement. Additional information pertaining to the Small-Cap Growth Fund’s expense ratios as of March 31, 2023 can be found in the financial highlights.

The Small-Cap Growth Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Small-Cap Growth Fund and may be obtained by calling (888) 912-4562. Please read it carefully before investing.

The Small-Cap Growth Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

Investment Results (Unaudited) (continued)

Average Annual Total Returns* as of March 31, 2023

				Since	Since
				Inception	Inception
	Six Months	One Year	Five Year	(12/21/17)	(3/10/22)
Fuller & Thaler Behavioral Mid-Cap Value Fund
R6 Shares	6.44%	(9.55)%	8.71%	7.61%	—
Institutional Shares	6.37%	(9.66)%	8.59%	7.50%	—
Investor Shares	6.26%	(9.85)%	8.32%	7.22%	—
A Shares
Without Load	6.26%	(9.88)%	—	—	(5.82)%
With Load	0.13%	(15.05)%	—	—	(10.95)%
C Shares
Without Load	5.94%	(10.39)%	—	—	(6.36)%
With Load	4.94%	(10.39)%	—	—	(6.36)%
Russell Midcap® Value Index(a)	11.91%	(9.22)%	6.54%	5.74%	(4.66)%

		Expense Ratios(b)
		Institutional	Investor
	R6 Shares	Shares	Shares	A Shares	C Shares
Gross	0.83%	0.98%	1.26%	1.17%	1.84%
With Applicable Waivers	0.75%	0.85%	1.15%	1.17%	1.70%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fuller & Thaler Behavioral Mid-Cap Value Fund (the “Mid-Cap Value Fund”) distributions or the redemption of Mid-Cap Value Fund shares. Current performance of the Mid-Cap Value Fund may be lower or higher than the performance quoted. The Mid-Cap Value Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (888) 912-4562.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Mid-Cap Value Fund’s returns reflect any fee waivers during the applicable periods. If such fee waivers had not occurred, the quoted performance would have been lower. Total returns for periods less than 1 year are not annualized.

(a)	The Russell Midcap® Value Index (“Russell Midcap Value”) is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Mid-Cap Value Fund’s portfolio. The Russell Midcap Value measures the performance of those Russell Midcap companies with lower price/book ratios and lower forecasted growth values. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(b)	The expense ratios are from the Mid-Cap Value Fund’s most recent prospectus dated January 30,

Investment Results (Unaudited) (continued)

2023. The Adviser has contractually agreed to waive its management fee and/or reimburse Mid-Cap Value Fund expenses so that total annual operating expenses do not exceed 1.20%, 1.70%, 1.15%, 0.85%, and 0.75% for A Shares, C Shares, Investor Shares, Institutional Shares and R6 Shares, respectively, of the average daily net assets for each class through January 31, 2024. The expense limitation does not apply to (i) interest (other than custodial overdraft fees and expenses associated with the Mid-Cap Value Fund’s participation in an alternative liquidity program), (ii) taxes, (iii) brokerage fees and commissions, (iv) other extraordinary expenses not incurred in the ordinary course of the Mid-Cap Value Fund’s business, (v) dividend expense on short sales and (vi) indirect expenses such as acquired fund fees and expenses incurred by the Mid-Cap Value Fund in any fiscal year. During any fiscal year that the Investment Advisory Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/ reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time. The Expense Limitation Agreement shall terminate automatically upon the termination of the Advisory Agreement. Additional information pertaining to the Mid-Cap Value Fund’s expense ratios as of March 31, 2023 can be found in the financial highlights.

The Mid-Cap Value Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Mid-Cap Value Fund and may be obtained by calling (888) 912-4562. Please read it carefully before investing.

The Mid-Cap Value Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

Investment Results (Unaudited) (continued)

Average Annual Total Returns* as of March 31, 2023

			Since	Since
			Inception	Inception
	Six Months	One Year	(12/26/18)	(5/27/21)
Fuller & Thaler Behavioral Unconstrained Equity Fund
R6 Shares	17.94%	(3.28)%	14.23%	—
Institutional Shares	17.92%	(3.36)%	14.12%	—
A Shares
Without Load	17.81%	(3.65)%	—	(4.66)%
With Load	11.04%	(9.19)%	—	(7.67)%
C Shares
Without Load	17.69%	(4.09)%	—	(5.14)%
With Load	16.69%	(4.09)%	—	(5.14)%
Russell 3000® Index(a)	14.88%	(8.58)%	14.06%	(1.67)%

		Expense Ratios(b)
		Institutional
	R6 Shares	Shares	A Shares	C Shares
Gross	1.19%	1.34%	1.59%	2.21%
With Applicable Waivers	0.87%	0.97%	1.30%	1.80%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fuller & Thaler Behavioral Unconstrained Equity Fund (the “Unconstrained Equity Fund”) distributions or the redemption of Unconstrained Equity Fund shares. Current performance of the Unconstrained Equity Fund may be lower or higher than the performance quoted. The Unconstrained Equity Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (888) 912-4562.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Unconstrained Equity Fund’s returns reflect any fee waivers during the applicable periods. If such fee waivers had not occurred, the quoted performance would have been lower. Total returns for periods less than 1 year are not annualized.

(a)	The Russell 3000® Index (“Russell 3000”) measures the performance of the broad U.S. equity market. The Russell 3000 represents the 3000 largest U.S. publicly traded companies as measured by market capitalization. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(b)	The expense ratios are from the Unconstrained Equity Fund’s most recent prospectus dated January 30, 2023. The Adviser has contractually agreed to waive its management fee and/or reimburse Unconstrained Equity Fund expenses so that total annual operating expenses do not exceed 1.30%, 1.80%, 0.97% and 0.87% for A Shares, C Shares, Institutional Shares and R6 Shares,

Investment Results (Unaudited) (continued)

respectively, of the average daily net assets for each class through January 31, 2024. The expense limitation does not apply to (i) interest (other than custodial overdraft fees and expenses associated with the Unconstrained Equity Fund’s participation in an alternative liquidity program), (ii) taxes, (iii) brokerage fees and commissions, (iv) other extraordinary expenses not incurred in the ordinary course of the Unconstrained Equity Fund’s business, (v) dividend expense on short sales and (vi) indirect expenses such as acquired fund fees and expenses incurred by the Unconstrained Equity Fund in any fiscal year. During any fiscal year that the Investment Advisory Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time. The Expense Limitation Agreement shall terminate automatically upon the termination of the Advisory Agreement. Additional information pertaining to the Unconstrained Equity Fund’s expense ratios as of March 31, 2023 can be found in the financial highlights.

The Unconstrained Equity Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Unconstrained Equity Fund and may be obtained by calling (888) 912-4562. Please read it carefully before investing.

The Unconstrained Equity Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/ SIPC.

Investment Results (Unaudited) (continued)

Average Annual Total Returns* as of March 31, 2023

			Since	Since
			Inception	Inception
	Six Months	One Year	(12/26/18)	(3/10/22)
Fuller & Thaler Behavioral Small-Mid Core Equity Fund
Institutional Shares	19.37%	(2.79)%	13.51%	—
A Shares
Without Load	19.19%	(3.09)%	—	(2.92)%
With Load	12.32%	(8.67)%	—	(8.21)%
Russell 2500® Index(a)	11.07%	(10.39)%	10.90%	(6.36)%

			Expense Ratios(b)
			Institutional
			Shares	A Shares
Gross			2.59%	2.75%
With Applicable Waivers			0.93%	1.26%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fuller & Thaler Behavioral Small-Mid Core Equity Fund (the “Small-Mid Core Equity Fund”) distributions or the redemption of Small-Mid Core Equity Fund shares. Current performance of the Small-Mid Core Equity Fund may be lower or higher than the performance quoted. The Small-Mid Core Equity Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (888) 912-4562.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Small-Mid Core Equity Fund’s returns reflect any fee waivers during the applicable periods. If such fee waivers had not occurred, the quoted performance would have been lower. Total returns for periods less than 1 year are not annualized.

(a)	The Russell 2500® Index (“Russell 2500”) is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Small-Mid Core Equity Fund’s portfolio. The Russell 2500 measures the performance of those Russell 2500 companies with lower price/book ratios and lower forecasted growth values. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(b)	The expense ratios are from the Small-Mid Core Equity Fund’s most recent prospectus dated January 30, 2023. The Adviser has contractually agreed to waive its management fee and/ or reimburse Small-Mid Core Equity Fund expenses so that total annual operating expenses do not exceed 1.26% and 0.93% of the Small-Mid Core Equity Fund’s A Shares and Institutional Shares average daily net assets through January 31, 2024. The expense limitation does not apply to (i) interest (other than custodial overdraft fees and expenses associated with the Small-Mid Core Equity Fund’s participation in an alternative liquidity program), (ii) taxes, (iii) brokerage fees and commissions, (iv) other extraordinary expenses not incurred in the ordinary course of the Small-Mid

Investment Results (Unaudited) (continued)

Core Equity Fund’s business, (v) dividend expense on short sales and (vi) indirect expenses such as acquired fund fees and expenses incurred by the Small-Mid Core Equity Fund in any fiscal year. During any fiscal year that the Investment Advisory Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time. The Expense Limitation Agreement shall terminate automatically upon the termination of the Advisory Agreement. Additional information pertaining to the Small-Mid Core Equity Fund’s expense ratios as of March 31, 2023 can be found in the financial highlights.

The Small-Mid Core Equity Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Small-Mid Core Equity Fund and may be obtained by calling (888) 912-4562. Please read it carefully before investing.

The Small-Mid Core Equity Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/ SIPC.

Investment Results (Unaudited) (continued)

Average Annual Total Returns* as of March 31, 2023

			Since
			Inception
	Six Months	One Year	(12/28/18)
Fuller & Thaler Behavioral Micro-Cap Equity Fund
Institutional Shares	7.15%	(27.19)%	6.85%
Russell Microcap® Index(a)	1.78%	(17.92)%	7.33%

	Expense Ratios(b)
	Institutional
	Shares
Gross	2.25%
With Applicable Waivers	1.43%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fuller & Thaler Behavioral Micro-Cap Equity Fund (the “Micro-Cap Equity Fund”) distributions or the redemption of Micro-Cap Equity Fund shares. Current performance of the Micro-Cap Equity Fund may be lower or higher than the performance quoted. The Micro-Cap Equity Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (888) 912-4562.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Micro-Cap Equity Fund’s returns reflect any fee waivers during the applicable periods. If such fee waivers had not occurred, the quoted performance would have been lower. Total returns for periods less than 1 year are not annualized.

(a)	The Russell Microcap® Index (“Russell Microcap”) measures the performance of the microcap segment of the U.S. equity market. Russell Microcap stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small cap Russell 2000® Index, plus the next smallest eligible securities by market cap. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(b)	The expense ratios are from the Micro-Cap Equity Fund’s most recent prospectus dated January 30, 2023. The Adviser has contractually agreed to waive its management fee and/or reimburse Micro-Cap Equity Fund expenses so that total annual operating expenses do not exceed 1.40% of the Micro-Cap Equity Fund’s Institutional Shares average daily net assets through January 31, 2024. The expense limitation does not apply to (i) interest (other than custodial overdraft fees and expenses associated with the Micro-Cap Equity Fund’s participation in an alternative liquidity program), (ii) taxes, (iii) brokerage fees and commissions, (iv) other extraordinary expenses not incurred in the ordinary course of the Micro-Cap Equity Fund’s business, (v) dividend expense on short sales and (vi) indirect expenses such as acquired fund fees and expenses incurred by the Micro-Cap Equity Fund in any fiscal year. During any fiscal year that the Investment Advisory Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser

Investment Results (Unaudited) (continued)

is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time. The Expense Limitation Agreement shall terminate automatically upon the termination of the Advisory Agreement. Additional information pertaining to the Micro-Cap Equity Fund’s expense ratios as of March 31, 2023 can be found in the financial highlights.

The Micro-Cap Equity Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Micro-Cap Equity Fund and may be obtained by calling (888) 912-4562. Please read it carefully before investing.

The Micro-Cap Equity Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

Portfolio Illustration (Unaudited)

Fuller & Thaler Behavioral Small-Cap Equity Fund Sector Holdings as of March 31, 2023.*

Fuller & Thaler Behavioral Small-Cap Growth Fund Sector Holdings as of March 31, 2023.*

*	As a percentage of net assets.

Portfolio Illustration (Unaudited)

Fuller & Thaler Behavioral Mid-Cap Value Fund Sector Holdings as of March 31, 2023.*

Fuller & Thaler Behavioral Unconstrained Equity Fund Sector Holdings as of March 31, 2023.*

*	As a percentage of net assets.

Portfolio Illustration (Unaudited)

Fuller & Thaler Behavioral Small-Mid Core Equity Fund Sector Holdings as of March 31, 2023.*

Fuller & Thaler Behavioral Micro-Cap Equity Fund Sector Holdings as of March 31, 2023.*

*	As a percentage of net assets.

Availability of Portfolio Schedules (Unaudited)

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www. sec.gov and on the Funds’ website at www.fullerthalerfunds.com.

Fuller & Thaler Behavioral Small-Cap Equity Fund
Schedule of Investments
March 31, 2023 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.68%
Apparel & Textile Products — 5.63%
Carter’s, Inc.	500,719	$36,011,710
Deckers Outdoor Corp.(a)	341,618	153,574,373
Kontoor Brands, Inc.	1,244,665	60,229,339
Oxford Industries, Inc.	288,061	30,416,361
Ralph Lauren Corp.	673,329	78,557,295
		358,789,078
Asset Management — 2.18%
Federated Hermes, Inc.,
Class B	1,159,056	46,524,508
Stifel Financial Corp.	1,562,799	92,345,793
		138,870,301
Banking — 11.31%
Atlantic Union Bancshares Corp.	999,912	35,046,916
Axos Financial, Inc.(a)	1,399,148	51,656,544
Bank OZK	4,644,715	158,849,252
Berkshire Hills Bancorp, Inc.	795,456	19,934,127
Cadence Bank	3,645,953	75,689,984
F.N.B. Corp.	4,201,787	48,740,729
First Commonwealth Financial Corp.	1,699,559	21,125,518
First Financial Bancorp	1,347,063	29,325,562
First Financial Bankshares, Inc.	1,063,631	33,929,829
First Financial Corp.	112,829	4,228,831
Fulton Financial Corp.	1,972,947	27,266,128
Hancock Whitney Corp.	1,676,975	61,041,890
Lakeland Bancorp, Inc.	173,754	2,717,513
Lakeland Financial Corp.	411,577	25,781,183
Provident Financial Services, Inc.	504,422	9,674,814
TowneBank	197,960	5,275,634
Washington Federal, Inc.	1,470,972	44,305,677
Wintrust Financial Corp.	903,928	65,941,548
		720,531,679
Biotech & Pharma — 2.81%
Amphastar Pharmaceuticals, Inc.(a)	768,619	28,823,213
Exelixis, Inc.(a)	2,049,690	39,784,483
	Shares	Fair Value

Biotech & Pharma — (continued)
United Therapeutics Corp.(a)	492,973	$110,406,232
		179,013,928
Chemicals — 2.43%
Avient Corp.	371,729	15,300,366
Huntsman Corp.	4,736,086	129,579,312
Stepan Co.	97,138	10,008,128
		154,887,806
Commercial Support Services — 6.28%
AMN Healthcare Services, Inc.(a)	1,639,296	135,995,995
Clean Harbors, Inc.(a)	191,051	27,236,231
CRA International, Inc.	70,331	7,583,088
FTI Consulting, Inc.(a)	215,707	42,569,776
H&R Block, Inc.	2,015,476	71,045,529
Kforce, Inc.	482,148	30,491,040
ManpowerGroup, Inc.	255,000	21,045,150
TriNet Group, Inc.(a)	796,829	64,232,386
		400,199,195
Consumer Services — 1.30%
Adtalem Global Education, Inc.(a)	898,903	34,715,634
Perdoceo Education Corp.(a)	565,802	7,598,721
Rent-A-Center, Inc.	482,996	11,838,232
Stride, Inc.(a)	726,557	28,517,362
		82,669,949
Containers & Packaging — 2.29%
Graphic Packaging Holding Co.	2,950,673	75,212,655
Sonoco Products Co.	1,158,531	70,670,391
		145,883,046
Electric Utilities — 0.56%
Otter Tail Corp.	389,764	28,168,244
Portland General Electric Co.	152,877	7,474,157
		35,642,401
Electrical Equipment — 4.75%
Acuity Brands, Inc.	501,550	91,648,232
Atkore, Inc.(a)	931,395	130,842,369
Belden, Inc.	922,187	80,018,166
		302,508,767
Engineering & Construction — 4.38%
Comfort Systems USA, Inc.	393,764	57,473,793
EMCOR Group, Inc.	717,899	116,723,199

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Small-Cap Equity Fund
Schedule of Investments (continued)
March 31, 2023 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — (continued)
Engineering & Construction — (continued)
Installed Building Products, Inc.	447,527	$51,031,504
Primoris Services Corp.	306,858	7,567,118
TopBuild Corp.(a)	223,451	46,509,091
		279,304,705
Food — 0.77%
Simply Good Foods Co. (The)(a)	1,241,841	49,388,016

Forestry, Paper & Wood Products — 0.63%
Louisiana-Pacific Corp.	739,613	40,094,421

Health Care Facilities & Services — 3.01%
Chemed Corp.	70,275	37,790,381
Medpace Holdings, Inc.(a)	819,775	154,158,689
		191,949,070
Home Construction — 1.51%
Masonite International Corp.(a)	325,515	29,546,997
Meritage Homes Corp.	573,701	66,985,328
		96,532,325
Household Products — 0.06%
Helen of Troy Ltd.(a)	39,517	3,760,833

Industrial Intermediate Products — 1.26%
Mueller Industries, Inc.	1,094,554	80,427,828

Industrial Support Services — 0.91%
Applied Industrial
Technologies, Inc.	407,175	57,871,783

Institutional Financial Services — 1.35%
Evercore, Inc., Class A	681,442	78,624,778
Jefferies Financial Group, Inc.	236,169	7,496,004
		86,120,782
Insurance — 1.52%
Hanover Insurance Group, Inc.	675,957	86,860,475
Primerica, Inc.	59,622	10,269,293
		97,129,768
Machinery — 0.99%
Crane Holding Co.	453,846	51,511,521
Donaldson Co., Inc.	175,059	11,438,355
		62,949,876
Medical Equipment & Devices — 5.30%
Bruker Corp.	2,121,002	167,219,797
	Shares	Fair Value

Medical Equipment & Devices — (continued)
Globus Medical, Inc., Class A(a)	94,138	$5,331,976
Integer Holdings Corp.(a)	82,083	6,361,433
Integra LifeSciences Holdings Corp.(a)	1,419,546	81,496,136
Merit Medical Systems, Inc.(a)	1,044,127	77,213,192
		337,622,534
Oil & Gas Producers — 4.18%
Chord Energy Corp.	983,446	132,371,832
HF Sinclair Corp.	469,774	22,727,666
Murphy USA, Inc.	432,220	111,534,371
		266,633,869
Publishing & Broadcasting — 1.44%
Nexstar Media Group, Inc., Class A	531,681	91,800,041

Real Estate — 2.03%
Apple Hospitality REIT, Inc.	6,106,152	94,767,479
City Office, Inc.	1,435,374	9,904,081
Piedmont Office Realty Trust, Inc., Class A	3,413,153	24,916,017
		129,587,577
Real Estate Services — 0.25%
Newmark Group, Inc., Class A	2,220,688	15,722,471

Retail - Discretionary — 4.82%
Academy Sports & Outdoors, Inc.	2,212,952	144,395,118
AutoNation, Inc.(a)	625,200	84,001,872
Builders FirstSource, Inc.(a)	362,445	32,177,867
Signet Jewelers Ltd.	596,663	46,408,448
		306,983,305
Semiconductors — 4.26%
Amkor Technology, Inc.	1,083,508	28,192,878
Cirrus Logic, Inc.(a)	1,346,758	147,308,390
Diodes, Inc.(a)	842,898	78,187,218
MaxLinear, Inc.(a)	511,417	18,006,993
		271,695,479
Software — 3.03%
Concentrix Corp.	187,098	22,741,762
Donnelley Financial Solutions, Inc.(a)	324,108	13,243,053
Progress Software Corp.	1,117,747	64,214,565
Teradata Corp.(a)	835,849	33,667,998

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Small-Cap Equity Fund
Schedule of Investments (continued)
March 31, 2023 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — (continued)
Software — (continued)
Ziff Davis, Inc. (a)	759,138	$59,250,721
		193,118,099
Specialty Finance — 0.15%
Stewart Information
Services Corp.	232,201	9,369,310

Steel — 1.41%
Commercial Metals Co.	1,839,655	89,959,130

Technology Hardware — 5.97%
Avnet, Inc.	699,172	31,602,574
Jabil, Inc.	2,664,299	234,884,600
Lumentum Holdings, Inc.(a)	134,852	7,283,357
Sanmina Corp.(a)	1,747,195	106,561,423
		380,331,954
Technology Services — 5.05%
CSG Systems
International, Inc.	947,636	50,888,053
EVERTEC, Inc.	1,216,638	41,061,533
ExlService Holdings, Inc.(a)	572,851	92,704,477
Insight Enterprises, Inc.(a)	342,689	48,990,819
Science Applications International Corp.	732,460	78,710,152
TTEC Holdings, Inc.	249,879	9,302,995
		321,658,029
Transportation & Logistics — 3.57%
Hub Group, Inc., Class A(a)	1,020,180	85,633,909
Landstar System, Inc.	791,745	141,928,209
		227,562,118
Wholesale - Discretionary — 0.29%
Veritiv Corp.	135,630	18,329,038

Total Common Stocks
(Cost $5,082,228,651)		6,224,898,511

MONEY MARKET FUNDS - 1.51%
Fidelity Investments
Money Market
Government
Portfolio, Institutional
Class, 4.76%(b)	96,427,505	96,427,505

Total Money Market Funds
(Cost $96,427,505)		96,427,505
	Shares	Fair Value
MONEY MARKET FUNDS - 1.51% - continued
Total Investments — 99.19%
(Cost $5,178,656,156)		$6,321,326,016
Other Assets in Excess of Liabilities — 0.81%		51,597,233
NET ASSETS — 100.00%		$6,372,923,249

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2023.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Small-Cap Growth Fund
Schedule of Investments
March 31, 2023 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.58%
Apparel & Textile Products — 1.45%
PVH Corp.	27,630	$2,463,491

Biotech & Pharma — 3.13%
Alkermes PLC(a)	79,125	2,230,534
WillScot Mobile Mini Holdings Corp., Class A(a)	65,840	3,086,579
		5,317,113
Electrical Equipment — 8.72%
AAON, Inc.	27,200	2,629,968
Acuity Brands, Inc.	21,920	4,005,442
Atkore, Inc.(a)	41,595	5,843,266
Vertiv Holdings Co., Class A	163,830	2,344,407
		14,823,083
Engineering & Construction — 1.35%
Dycom Industries, Inc.(a)	24,565	2,300,512

Food — 1.66%
BellRing Brands, Inc.(a)	83,200	2,828,800

Health Care Facilities & Services — 3.04%
Medpace Holdings, Inc.(a)	15,050	2,830,152
Progyny, Inc.(a)	72,931	2,342,544
		5,172,696
Home Construction — 4.24%
Griffon Corp.	108,675	3,478,687
Skyline Champion Corp.(a)	49,662	3,736,072
		7,214,759
Household Products — 4.31%
e.l.f. Beauty, Inc.(a)	89,010	7,329,974

Leisure Facilities & Services — 10.15%
Everi Holdings, Inc.(a)	186,350	3,195,903
Jack in the Box, Inc.	28,685	2,512,519
Playa Hotels & Resorts N.V.(a)	279,700	2,685,120
Six Flags Entertainment Corp.(a)	97,100	2,593,541
Wingstop, Inc.	20,360	3,737,688
	Shares	Fair Value

Leisure Facilities & Services — (continued)
Xponential Fitness, Inc., Class A(a)	83,775	$2,545,922
		17,270,693
Leisure Products — 3.60%
Axon Enterprise, Inc.(a)	17,315	3,893,278
Callaway Golf Co.(a)	103,355	2,234,535
		6,127,813
Medical Equipment & Devices — 9.46%
Lantheus Holdings, Inc.(a)	56,926	4,699,811
Merit Medical Systems, Inc.(a)	54,900	4,059,855
Neogen Corp.(a)	199,350	3,691,962
ShockWave Medical, Inc.(a)	16,795	3,641,660
		16,093,288
Oil & Gas Producers — 1.54%
Par Pacific Holdings, Inc.(a)	89,579	2,615,707

Oil & Gas Services & Equipment — 2.60%
Weatherford International PLC(a)	74,510	4,422,168

Renewable Energy — 1.40%
Array Technologies, Inc.(a)	109,220	2,389,734

Retail - Discretionary — 4.30%
Freshpet, Inc.(a)	72,220	4,780,242
Sonic Automotive, Inc., Class A	46,500	2,526,810
		7,307,052
Semiconductors — 6.88%
Axcelis Technologies, Inc.(a)	43,310	5,771,058
Cirrus Logic, Inc.(a)	28,935	3,164,910
Synaptics, Inc.(a)	24,880	2,765,412
		11,701,380
Software — 16.77%
Alteryx, Inc., Class A(a)	37,600	2,212,384
Calix, Inc.(a)	42,085	2,255,335
Evolent Health, Inc., Class A(a)	132,340	4,294,432

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Small-Cap Growth Fund
Schedule of Investments (continued)
March 31, 2023 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — (continued)
Software — (continued)
Fastly, Inc., Class A(a)	207,425	$3,683,868
New Relic, Inc.(a)	31,520	2,373,141
Nutanix, Inc., Class A(a)	138,120	3,589,739
Smartsheet, Inc., Class A(a)	52,600	2,514,280
Tenable Holdings, Inc.(a)	57,174	2,716,337
Teradata Corp.(a)	60,700	2,444,996
Zeta Global Holdings Corp., Class A(a)	225,411	2,441,201
		28,525,713
Technology Hardware — 6.92%
Extreme Networks,
Inc.(a)	155,240	2,968,189
Sanmina Corp.(a)	67,685	4,128,108
Super Micro Computer, Inc.(a)	43,875	4,674,880
		11,771,177
Technology Services — 4.72%
Payoneer Global, Inc.(a)	360,050	2,261,114
Remitly Global, Inc.(a)	176,850	2,997,608
Shift4 Payments, Inc., Class A(a)	36,650	2,778,070
		8,036,792
Transportation & Logistics — 1.34%
Scorpio Tankers, Inc.	40,500	2,280,555
Total Common Stocks/ Investments — 97.58%
(Cost $142,400,332)		165,992,500
Other Assets in Excess of Liabilities — 2.42%		4,119,247
NET ASSETS — 100.00%		$170,111,747

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Mid-Cap Value Fund
Schedule of Investments
March 31, 2023 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.39%
Aerospace & Defense — 1.62%
Howmet Aerospace, Inc.	159,580	$6,761,405

Banking — 14.61%
Citizens Financial Group, Inc.	132,900	4,036,173
East West Bancorp, Inc.	127,875	7,097,063
First Citizens BancShares, Inc., Class A	11,622	11,309,368
First Horizon National Corp.	170,610	3,033,446
First Republic Bank	63,600	889,764
Huntington Bancshares, Inc.	661,784	7,411,981
KeyCorp	665,650	8,333,938
M&T Bank Corp.	61,310	7,330,837
Wells Fargo & Co.	309,935	11,585,370
		61,027,940
Chemicals — 5.88%
Celanese Corp.	103,470	11,266,848
Olin Corp.	178,290	9,895,095
Sherwin-Williams Co. (The)	15,014	3,374,697
		24,536,640
Commercial Support Services — 4.89%
Aramark	266,275	9,532,644
Brink’s Co. (The)	99,660	6,657,288
Republic Services, Inc.	31,395	4,245,232
		20,435,164
Containers & Packaging — 9.39%
Berry Plastics Group,
Inc.	179,610	10,579,029
Crown Holdings, Inc.	108,080	8,939,297
Graphic Packaging Holding Co.	537,660	13,704,954
WestRock Co.	196,335	5,982,327
		39,205,607
Electric Utilities — 4.45%
Alliant Energy Corp.	49,685	2,653,179
CenterPoint Energy, Inc.	284,945	8,394,479
CMS Energy Corp.	34,425	2,113,007
	Shares	Fair Value

Electric Utilities — (continued)
Edison International	36,850	$2,601,242
Pinnacle West Capital Corp.	35,315	2,798,360
		18,560,267
Electrical Equipment — 2.20%
AMETEK, Inc.	22,940	3,333,870
Johnson Controls International PLC	54,835	3,302,164
Roper Technologies, Inc.	5,740	2,529,561
		9,165,595
Food — 1.60%
Ingredion, Inc.	60,780	6,183,149
J.M. Smucker Co. (The)	3,270	514,600
		6,697,749
Gas & Water Utilities — 1.90%
Atmos Energy Corp.	70,650	7,938,234

Health Care Facilities & Services — 3.27%
Centene Corp.(a)	35,875	2,267,659
Henry Schein, Inc.(a)	41,080	3,349,663
Laboratory Corp. of America Holdings	34,870	7,999,875
		13,617,197
Home & Office Products — 0.65%
Newell Brands, Inc.	219,111	2,725,741

Home Construction — 0.96%
Mohawk Industries, Inc.(a)	40,105	4,019,323

Industrial Support Services — 2.48%
AMERCO	199,250	10,331,112

Insurance — 4.29%
Everest Re Group Ltd.	15,710	5,624,494
Globe Life, Inc.	28,175	3,099,814
Markel Corp.(a)	7,195	9,190,965
		17,915,273
Leisure Facilities & Services — 0.53%
Live Nation Entertainment, Inc.(a)	31,595	2,211,650

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Mid-Cap Value Fund
Schedule of Investments (continued)
March 31, 2023 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — (continued)
Machinery — 2.37%
Donaldson Co., Inc.	116,970	$7,642,820
Snap-on, Inc.	9,145	2,257,809
		9,900,629
Medical Equipment & Devices — 2.22%
DENTSPLY SIRONA, Inc.	236,250	9,279,900

Metals & Mining — 0.06%
Arconic Corp.(a)	9,357	245,434

Oil & Gas Producers — 4.57%
Cheniere Energy, Inc.	50,305	7,928,068
Devon Energy Corp.	142,475	7,210,660
Pioneer Natural Resources Co.	19,310	3,943,874
		19,082,602
Real Estate — 6.27%
American Tower Corp.	41,685	8,517,913
Brixmor Property Group, Inc.	313,625	6,749,210
Public Storage	12,855	3,884,010
Simon Property Group, Inc.	30,580	3,424,043
WP Carey, Inc.	46,205	3,578,577
		26,153,753
Retail - Consumer Staples — 2.77%
Dollar General Corp.	26,845	5,649,799
Dollar Tree, Inc.(a)	40,955	5,879,090
		11,528,889
Retail - Discretionary — 4.31%
Advance Auto Parts, Inc.	46,335	5,634,799
CarMax, Inc.(a)	118,090	7,590,825
O’Reilly Automotive, Inc.(a)	5,601	4,755,137
		17,980,761
Specialty Finance — 2.61%
Synchrony Financial	374,115	10,879,264

Technology Hardware — 1.06%
CommScope Holding Co., Inc.(a)	250,715	1,597,055
	Shares	Fair Value

Technology Hardware — (continued)
NCR Corp.(a)	120,440	$2,841,179
		4,438,234
Technology Services — 13.43%
Amdocs Ltd.	39,930	3,834,478
Dun & Bradstreet Holdings, Inc.	709,925	8,334,520
Fidelity National Information Services, Inc.	323,825	17,593,412
Global Payments, Inc.	123,150	12,960,306
TransUnion	141,600	8,799,024
Verisk Analytics, Inc.	23,495	4,507,751
		56,029,491
Total Common Stocks/ Investments — 98.39%
(Cost $438,216,158)		410,667,854
Other Assets in Excess of Liabilities — 1.61%		6,729,478
NET ASSETS — 100.00%		$417,397,332

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Unconstrained Equity Fund
Schedule of Investments
March 31, 2023 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 94.31%
Automotive — 3.40%
Gentex Corp.	46,560	$1,305,077

Biotech & Pharma — 4.48%
Amgen, Inc.	1,905	460,534
Exelixis, Inc.(a)	64,715	1,256,118
		1,716,652
Chemicals — 3.93%
Ecolab, Inc.	9,101	1,506,489

Commercial Support Services — 5.90%
Cintas Corp.	4,898	2,266,206

E-Commerce Discretionary — 5.95%
eBay, Inc.	51,390	2,280,174

Electrical Equipment — 5.59%
Acuity Brands, Inc.	6,335	1,157,595
Generac Holdings, Inc.(a)	9,105	983,431
		2,141,026
Leisure Facilities & Services — 4.39%
Starbucks Corp.	16,170	1,683,782

Machinery — 5.46%
Parker-Hannifin Corp.	6,223	2,091,613

Medical Equipment & Devices — 3.90%
Waters Corp.(a)	4,827	1,494,584

Publishing & Broadcasting — 2.42%
Liberty Media Corp.- Liberty Sirius XM, Class C(a)	33,131	927,337

Retail - Consumer Staples — 4.39%
Dollar General Corp.	7,995	1,682,628

Retail - Discretionary — 9.08%
O’Reilly Automotive, Inc.(a)	1,867	1,585,046
Ross Stores, Inc.	17,840	1,893,359
		3,478,405
Semiconductors — 14.18%
Lam Research Corp.	4,515	2,393,490
NVIDIA Corp.	8,030	2,230,493
Teradyne, Inc.	7,582	815,141
		5,439,124
	Shares	Fair Value

Software — 4.17%
Fortinet, Inc.(a)	24,030	$1,597,034

Specialty Finance — 7.78%
Capital One Financial Corp.	15,695	1,509,231
Synchrony Financial	50,640	1,472,611
		2,981,842
Technology Hardware — 5.07%
Zebra Technologies Corp., Class A(a)	6,110	1,942,980

Transportation & Logistics — 1.82%
Union Pacific Corp.	3,472	698,775

Transportation Equipment — 2.40%
Allison Transmission Holdings, Inc.	20,305	918,598
Total Common Stocks/ Investments — 94.31%
(Cost $36,378,951)		36,152,326
Other Assets in Excess of Liabilities — 5.69%		2,182,196
NET ASSETS — 100.00%		$38,334,522

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Small-Mid Core Equity Fund
Schedule of Investments
March 31, 2023 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 96.42%
Asset Management — 1.55%
Hamilton Lane, Inc., Class A	7,990	$591,100

Automotive — 2.33%
Gentex Corp.	31,815	891,774

Banking — 5.54%
First Citizens BancShares, Inc., Class A	690	671,440
First Commonwealth Financial Corp.	21,040	261,527
First Financial Bankshares, Inc.	8,270	263,813
Live Oak Bancshares, Inc.	22,717	553,613
Western Alliance Bancorp	10,322	366,844
		2,117,237
Biotech & Pharma — 2.07%
Exelixis, Inc.(a)	40,765	791,249

Chemicals — 4.55%
Huntsman Corp.	29,665	811,634
Orion Engineered Carbons SA	35,505	926,326
		1,737,960
Commercial Support Services — 0.99%
Cintas Corp.	820	379,398

Construction Materials — 1.62%
Owens Corning	6,460	618,868

E-Commerce Discretionary — 2.14%
eBay, Inc.	18,400	816,408

Electrical Equipment — 5.22%
Acuity Brands, Inc.	4,940	902,686
Advanced Energy Industries, Inc.	7,495	734,510
Generac Holdings, Inc.(a)	3,302	356,649
		1,993,845
Food — 4.80%
John B. Sanfilippo & Son, Inc.	2,090	202,563
	Shares	Fair Value

Food — (continued)
Lancaster Colony Corp.	8,040	$1,631,155
		1,833,718
Gas & Water Utilities — 1.46%
UGI Corp.	16,030	557,203

Health Care Facilities & Services — 3.32%
Medpace Holdings, Inc.(a)	3,340	628,087
Quest Diagnostics, Inc.	4,520	639,490
		1,267,577
Home & Office Products — 2.46%
Tempur Sealy International, Inc.	23,805	940,059

Home Construction — 4.94%
Masco Corp.	16,425	816,651
PulteGroup, Inc.	18,425	1,073,810
		1,890,461
Insurance — 4.45%
Brown & Brown, Inc.	13,273	762,136
Old Republic International Corp.	37,545	937,498
		1,699,634
Machinery — 0.51%
Parker-Hannifin Corp.	580	194,944

Medical Equipment & Devices — 5.00%
Align Technology, Inc.(a)	1,980	661,597
DENTSPLY SIRONA, Inc.	14,430	566,810
Waters Corp.(a)	2,205	682,734
		1,911,141
Oil & Gas Producers — 4.35%
Coterra Energy, Inc.	40,285	988,594
Devon Energy Corp.	13,294	672,809
		1,661,403
Real Estate — 5.12%
American Assets Trust, Inc.	15,770	293,164
Apple Hospitality REIT, Inc.	38,020	590,070

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Small-Mid Core Equity Fund
Schedule of Investments (continued)
March 31, 2023 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — (continued)
Real Estate — (continued)
Gaming and Leisure Properties, Inc.	20,584	$1,071,604
		1,954,838
Retail - Discretionary — 2.18%
Advance Auto Parts, Inc.	5,360	651,829
Ross Stores, Inc.	1,690	179,360
		831,189
Semiconductors — 9.36%
Cirrus Logic, Inc.(a)	6,675	730,112
IPG Photonics Corp.(a)	6,640	818,777
Lattice Semiconductor Corp.(a)	5,845	558,198
Power Integrations, Inc.	7,870	666,117
Teradyne, Inc.	7,515	807,937
		3,581,141
Software — 4.49%
Akamai Technologies, Inc.(a)	2,630	205,929
Concentrix Corp.	6,075	738,416
SS&C Technologies Holdings, Inc.	13,740	775,898
		1,720,243
Specialty Finance — 1.66%
Synchrony Financial	21,840	635,107

Steel — 2.85%
Steel Dynamics, Inc.	9,630	1,088,768

Technology Hardware — 2.33%
Zebra Technologies Corp., Class A(a)	2,795	888,810

Technology Services — 4.44%
Leidos Holdings, Inc.	7,740	712,544
Science Applications International Corp.	9,140	982,185
		1,694,729
Transportation & Logistics — 2.10%
Expeditors International of Washington, Inc.	7,300	803,876
	Shares	Fair Value

Transportation Equipment — 2.80%
Allison Transmission
Holdings, Inc.	23,610	$1,068,116

Wholesale - Discretionary — 1.79%
Pool Corp.	2,000	684,880
Total Common Stocks/ Investments — 96.42%
(Cost $36,608,022)		36,845,676
Other Assets in Excess of Liabilities — 3.58%		1,366,780
NET ASSETS — 100.00%		$38,212,456

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Micro-Cap Equity Fund
Schedule of Investments
March 31, 2023 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 96.55%
Advertising & Marketing — 1.87%
Magnite, Inc.(a)	17,385	$160,985
Quotient Technology, Inc.(a)	50,785	166,575
		327,560
Aerospace & Defense — 1.45%
Byrna Technologies, Inc.(a)	33,450	253,886

Asset Management — 3.58%
B. Riley Financial, Inc.	11,171	317,144
Vitesse Energy, Inc.	16,250	309,238
		626,382
Beverages — 1.08%
Farmer Bros. Co.(a)	49,130	189,642

Biotech & Pharma — 1.09%
PetIQ, Inc., Class A(a)	16,600	189,904

Commercial Support Services — 1.39%
Acacia Research Corp.(a)	63,035	243,315

Consumer Services — 1.23%
2U, Inc.(a)	31,300	214,405

E-Commerce Discretionary — 3.03%
BARK, Inc.(a)	207,975	301,564
Solo Brands, Inc., Class A(a)	31,850	228,683
		530,247
Entertainment Content — 1.46%
PLAYSTUDIOS, Inc., Class A(a)	69,046	254,780

Food — 1.86%
Limoneira Co.(a)	19,475	324,453

Health Care Facilities & Services — 1.57%
Enzo Biochem, Inc.(a)	112,650	273,740

Institutional Financial Services — 1.24%
Greenhill & Co., Inc.(a)	24,450	216,872

Internet Media & Services — 3.87%
LiveOne, Inc.(a)	122,455	139,599
Nerdy, Inc., Class A(a)	78,075	326,353
TrueCar, Inc.(a)	91,897	211,363
		677,315
Leisure Facilities & Services — 7.20%
Century Casinos, Inc.(a)	32,150	235,660
Chuy’s Holdings, Inc.(a)	7,700	276,045
Full House Resorts, Inc.(a)	42,920	310,312
	Shares	Fair Value

Leisure Facilities & Services — (continued)
Red Robin Gourmet Burgers, Inc.(a)	30,535	$437,261
		1,259,278
Leisure Products — 3.03%
American Outdoor Brands, Inc.(a)	26,897	264,666
MasterCraft Boat Holdings, Inc.(a)	8,700	264,741
		529,407
Machinery — 5.14%
Manitowoc Co., Inc. (The)(a)	14,792	252,795
NN, Inc.(a)	99,825	106,813
Ranpak Holdings Corp., Class A(a)	51,315	267,864
Titan International, Inc.(a)	25,855	270,960
		898,432
Medical Equipment & Devices — 3.11%
Quanterix Corp.(a)	19,335	217,905
ViewRay, Inc.(a)	94,885	328,302
		546,207
Oil & Gas Producers — 4.99%
Matador Resources Co.	12,135	578,232
SandRidge Energy, Inc.(a)	20,310	292,667
		870,899
Oil & Gas Services & Equipment — 4.94%
Helix Energy Solutions Group, Inc.(a)	73,263	567,056
Newpark Resources, Inc.(a)	77,300	297,605
		864,661
Publishing & Broadcasting — 1.32%
Townsquare Media, Inc., Class A(a)	28,815	230,520

Real Estate Services — 0.86%
Douglas Elliman, Inc.(a)	48,561	151,025

REIT — 1.31%
Farmland Partners, Inc.	21,425	229,247

Renewable Energy — 1.96%
Eneti, Inc.(a)	36,740	343,519

Retail - Discretionary — 5.68%
Build-A-Bear Workshop, Inc.(a)	9,880	229,611

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Micro-Cap Equity Fund
Schedule of Investments (continued)
March 31, 2023 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — (continued)
Retail - Discretionary — (continued)
Lazydays Holdings, Inc.(a)	12,693	$148,127
Sportsman’s Warehouse Holdings, Inc.(a)	29,950	253,976
Vera Bradley, Inc.(a)	60,330	361,377
		993,091
Semiconductors — 1.74%
ACM Research, Inc., Class A(a)	25,950	303,615

Software — 6.06%
Brightcove, Inc.(a)	36,750	163,538
Cantaloupe, Inc.(a)	56,037	319,411
Donnelley Financial Solutions, Inc.(a)	8,588	350,905
Tabula Rasa HealthCare, Inc.(a)	40,360	225,612
		1,059,466
Specialty Finance — 0.82%
Applied Blockchain, Inc.(a)	64,125	143,640

Technology Hardware — 8.56%
CalAmp Corp.(a)	56,935	204,397
Comtech Telecommunications Corp.	25,060	312,749
PlayAGS, Inc.(a)	42,330	302,660
Terran Orbital Corp.(a)	91,525	168,406
Turtle Beach Corp.(a)	24,555	246,041
Xperi, Inc.(a)	24,000	262,320
		1,496,573
Telecommunications — 3.15%
8x8, Inc.(a)	61,500	256,455
Spok Holdings, Inc.(a)	29,070	294,479
		550,934
Transportation & Logistics — 5.09%
Nordic American Tankers Ltd.(a)	85,935	340,303
Overseas Shipholding Group, Inc., Class A(a)	140,975	549,802
		890,105
Wholesale - Consumer Staples — 1.66%
Andersons, Inc. (The)	570	23,552
Calavo Growers, Inc.	9,275	266,842
		290,394
	Shares	Fair Value

Wholesale - Discretionary — 5.21%
G-III Apparel Group Ltd.(a)	18,690	$290,630
ThredUp, Inc., Class A(a)	96,000	242,880
Veritiv Corp.	2,795	377,716
		911,226
Total Common Stocks
(Cost $16,652,165)		16,884,740

CLOSED END FUNDS — 0.96%
NexPoint Diversified Real Estate Trust	16,125	167,378

Total Closed End Funds
(Cost $231,581)		167,378

Total Investments — 97.51%
(Cost $16,883,746)		17,052,118
Other Assets in Excess of Liabilities — 2.49%		436,287
NET ASSETS — 100.00%		$17,488,405

(a)	Non-income producing security.

REIT Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Funds
Statements of Assets and Liabilities
March 31, 2023 - (Unaudited)

	Fuller & Thaler	Fuller & Thaler	Fuller & Thaler
	Behavioral Small-	Behavioral Small-	Behavioral Mid-
	Cap Equity Fund	Cap Growth Fund	Cap Value Fund
Assets
Investments in securities at fair value (cost $5,178,656,156, $142,400,332 and $438,216,158)	$6,321,326,016	$165,992,500	$410,667,854
Cash and cash equivalents	50,285,990	3,633,651	4,982,955
Receivable for fund shares sold	13,308,867	698,120	1,674,897
Receivable for investments sold	16,744,294	—	—
Dividends and interest receivable	4,797,770	18,407	476,598
Securities lending income receivable	—	—	—
Prepaid expenses	140,000	48,705	37,818
Total Assets	6,406,602,937	170,391,383	417,840,122
Liabilities
Payable for investments purchased	12,641,202	—	—
Payable for fund shares redeemed	16,915,560	139,219	138,582
Payable to Adviser	3,180,666	98,263	244,985
Accrued 12b-1 fees	174,770	4,194	7,251
Accrued administrative service fees	586,012	24,085	31,591
Payable to affiliates	103,985	2,191	7,414
Payable to auditors	9,307	9,307	9,178
Other accrued expenses	68,186	2,377	3,789
Total Liabilities	33,679,688	279,636	442,790
Net Assets	$6,372,923,249	$170,111,747	$417,397,332
Net Assets consist of:
Paid-in capital	$5,307,858,960	$178,750,850	$444,674,489
Accumulated earnings (deficit)	1,065,064,289	(8,639,103)	(27,277,157)
Net Assets	$6,372,923,249	$170,111,747	$417,397,332

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Funds
Statements of Assets and Liabilities (continued)
March 31, 2023 - (Unaudited)

	Fuller & Thaler	Fuller & Thaler	Fuller & Thaler
	Behavioral Small-	Behavioral Small-	Behavioral Mid-
	Cap Equity Fund	Cap Growth Fund	Cap Value Fund
R6 Shares:
Net Assets	$1,689,491,333	$6,372,896	$204,745,187
Shares outstanding (unlimited number of shares authorized, no par value)	46,637,163	201,459	7,423,491
Net asset value, offering and redemption price per share	$36.23	$31.63	$27.58
Institutional Shares:
Net Assets	$4,323,593,299	$156,033,747	$198,026,708
Shares outstanding (unlimited number of shares authorized, no par value)	120,391,439	4,957,571	7,189,639
Net asset value, offering and redemption price per share	$35.91	$31.47	$27.54
Investor Shares:
Net Assets	$337,150,842	$5,704,827	$12,924,272
Shares outstanding (unlimited number of shares authorized, no par value)	9,450,381	184,084	471,232
Net asset value, offering and redemption price per share	$35.68	$30.99	$27.43
A Shares:
Net Assets	$10,111,586	$657,432	$1,390,981
Shares outstanding (unlimited number of shares authorized, no par value)	284,099	21,265	50,587
Net asset value, offering and redemption price per share	$35.59	$30.92	$27.50
Maximum offering price per share (Note 1)	$37.76	$32.81	$29.18
C Shares:
Net Assets	$12,576,189	$1,342,845	$310,184
Shares outstanding (unlimited number of shares authorized, no par value)	358,758	44,464	11,329
Net asset value, offering and redemption price per share	$35.05	$30.20	$27.38

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Funds
Statements of Assets and Liabilities (continued)
March 31, 2023 - (Unaudited)

	Fuller & Thaler	Fuller & Thaler
	Behavioral	Behavioral Small	Fuller & Thaler
	Unconstrained	Mid Core Equity	Behavioral Micro-
	Equity Fund	Fund	Cap Equity Fund
Assets
Investments in securities at fair value (cost $36,378,951, $36,608,022 and $16,883,746)	$36,152,326	$36,845,676	$17,052,118
Cash and cash equivalents	2,131,422	1,344,468	453,563
Receivable for fund shares sold	10,858	—	250
Receivable for investments sold	—	—	237,656
Dividends and interest receivable	18,612	25,503	23,398
Securities lending income receivable	—	—	334
Prepaid expenses	49,214	22,389	7,308
Total Assets	38,362,432	38,238,036	17,774,627
Liabilities
Payable for investments purchased	—	—	261,793
Payable to Adviser	15,426	12,928	11,086
Accrued 12b-1 fees	93	50	—
Accrued administrative service fees	1,642	1,650	1,615
Payable to affiliates	980	983	983
Payable to auditors	8,326	7,936	8,196
Other accrued expenses	1,443	2,033	2,549
Total Liabilities	27,910	25,580	286,222
Net Assets	$38,334,522	$38,212,456	$17,488,405
Net Assets consist of:
Paid-in capital	$54,497,571	$39,086,360	$21,349,303
Accumulated deficit	(16,163,049)	(873,904)	(3,860,898)
Net Assets	$38,334,522	$38,212,456	$17,488,405

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Funds
Statements of Assets and Liabilities (continued)
March 31, 2023 - (Unaudited)

	Fuller & Thaler		Fuller & Thaler
	Behavioral		Behavioral Small		Fuller & Thaler
	Unconstrained		Mid Core Equity		Behavioral Micro-
	Equity Fund		Fund		Cap Equity Fund
R6 Shares:
Net Assets	$26,570,653		—		—
Shares outstanding (unlimited number of shares authorized, no par value)	762,414		—		—
Net asset value, offering and redemption price per share	$34.85		—		—
Institutional Shares:
Net Assets	$11,688,488		$38,006,382		$17,488,405
Shares outstanding (unlimited number of shares authorized, no par value)	336,358		1,211,048		753,258
Net asset value, offering and redemption price per share	$34.75		$31.38		$23.22
A Shares:
Net Assets	$46,942		$206,074		—
Shares outstanding (unlimited number of shares authorized, no par value)	1,357		6,583		—
Net asset value, offering and redemption price per share	$34.59		$31.31	(a)	—
Maximum offering price per share (Note 1)	$36.70		$33.22		—
C Shares:
Net Assets	$28,439		—		—
Shares outstanding (unlimited number of shares authorized, no par value)	830		—		—
Net asset value, offering and redemption price per share	$34.27	(a)	—		—

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Funds
Statements of Operations
For the six months ended March 31, 2023 - (Unaudited)

	Fuller & Thaler	Fuller & Thaler	Fuller & Thaler
	Behavioral Small-	Behavioral Small-	Behavioral Mid-
	Cap Equity Fund	Cap Growth Fund	Cap Value Fund
Investment Income:
Dividend income	$50,812,425	$84,318	$4,002,560
Interest income	3,496,248	34,132	309,334
Total investment income	54,308,673	118,450	4,311,894
Expenses:
Adviser	17,683,655	578,512	1,512,741
Administrative Services - Institutional Shares	1,898,187	60,291	103,472
Administrative Services - Investor Shares	210,838	3,087	6,922
Administrative Services - A Shares	6,425	291	308
12b-1 fees - Investor Shares	378,328	5,228	11,767
12b-1 fees - A Shares	12,119	553	859
12b-1 fees - C Shares	61,938	4,600	967
Administration	423,246	9,390	28,993
ReFlow fees (Note 9)	212,711	24,560	18,647
Report printing	142,146	5,677	7,562
Fund accounting	135,241	3,000	9,261
Registration	124,711	38,886	29,009
Custodian	73,988	4,372	8,596
Transfer agent	61,694	1,369	4,227
Legal	22,379	5,924	5,924
Audit and tax preparation	8,883	8,883	8,754
Trustee	7,636	7,636	7,636
Compliance services	2,992	2,992	2,992
Miscellaneous	50,962	13,391	18,302
Total expenses	21,518,079	778,642	1,786,939
Fees contractually waived by Adviser	—	(106,511)	(99,130)
Net operating expenses	21,518,079	672,131	1,687,809
Net investment income (loss)	32,790,594	(553,681)	2,624,085
Net Realized and Change in Unrealized Gain (Loss) on Investments and In-Kind Redemptions
Net realized gain (loss) on investment securities transactions	(13,179,139)	(11,862,938)	1,015,287
Net realized gain from in-kind redemptions (Note 2)	59,975,447	2,941,753	11,290,933
Net change in unrealized appreciation (depreciation) of investment securities	734,661,707	32,630,601	(3,711,970)
Net realized and change in unrealized gain on investments and in-kind redemptions	781,458,015	23,709,416	8,594,250
Net increase in net assets resulting from operations	$814,248,609	$23,155,735	$11,218,335

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Funds
Statements of Operations (continued)
For the six months ended March 31, 2023 - (Unaudited)

	Fuller & Thaler	Fuller & Thaler
	Behavioral	Behavioral Small	Fuller & Thaler
	Unconstrained	Mid Core Equity	Behavioral Micro-
	Equity Fund	Fund	Cap Equity Fund
Investment Income:
Dividend income (net of foreign taxes withheld of $–, $118 and $–)	$200,141	$158,570	$119,841
Interest income	12,862	9,827	3,161
Securities lending income	—	—	334
Total investment income	213,003	168,397	123,336
Expenses:
Adviser	161,028	60,803	121,421
Administrative Services - Institutional Shares	5,863	3,505	6,427
Administrative Services - A Shares	28	15	—
12b-1 fees - A Shares	54	52	—
12b-1 fees - C Shares	135	—	—
Registration	30,157	17,916	6,416
ReFlow fees (Note 9)	10,467	—	236
Audit and tax preparation	7,901	7,511	7,772
Trustee	7,636	7,636	7,636
Legal	5,924	5,924	5,924
Administration	4,082	4,083	4,083
Compliance services	2,992	2,992	2,992
Custodian	1,382	453	580
Fund accounting	1,304	1,305	1,305
Report printing	897	636	647
Transfer agent	595	595	595
Miscellaneous	11,325	11,098	10,758
Total expenses	251,770	124,524	176,792
Fees contractually waived and expenses reimbursed by Adviser	(77,660)	(53,251)	(56,979)
Net operating expenses	174,110	71,273	119,813
Net investment income	38,893	97,124	3,523
Net Realized and Change in Unrealized Gain (Loss) on Investments and In-Kind Redemptions
Net realized loss on investment securities transactions	(2,188,824)	(185,569)	(2,153,900)
Net realized gain from in-kind redemptions (Note 2)	1,840,150	—	23,032
Net change in unrealized appreciation of investment securities	6,948,083	1,117,641	3,054,501
Net realized and change in unrealized gain on investments and in-kind redemptions	6,599,409	932,072	923,633
Net increase in net assets resulting from operations	$6,638,302	$1,029,196	$927,156

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Funds
Statements of Changes in Net Assets

	Fuller & Thaler Behavioral Small-Cap
	Equity Fund
	For the Six Months
	Ended March 31,	For the Year Ended
	2023	September 30, 2022
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$32,790,594	$48,101,354
Net realized gain (loss) on investment securities transactions	(13,179,139)	72,684,930
Net realized gain from in-kind redemptions (Note 2)	59,975,447	88,174,791
Net change in unrealized appreciation (depreciation) of investment securities	734,661,707	(903,702,292)
Net increase (decrease) in net assets resulting from operations	814,248,609	(694,741,217)
Distributions to Shareholders from Earnings:
R6 Shares	(19,327,335)	(57,984,642)
Institutional Shares	(46,680,956)	(157,276,899)
Investor Shares	(2,755,570)	(10,466,800)
A Shares	(89,102)	(301,760)
C Shares	(61,770)	(389,269)
Total distributions	(68,914,733)	(226,419,370)
Capital Transactions:
R6 Shares:
Proceeds from shares sold	409,837,711	719,198,123
Reinvestment of distributions	5,571,572	18,510,488
Amount paid for shares redeemed	(259,691,958)	(568,916,210)
Total R6 Shares	155,717,325	168,792,401
Institutional Shares:
Proceeds from shares sold	889,396,009	1,715,612,643
Reinvestment of distributions	35,308,013	103,296,469
Amount paid for shares redeemed	(546,584,965)	(1,334,348,730)
Total Institutional Shares	378,119,057	484,560,382
Investor Shares:
Proceeds from shares sold	76,775,487	121,905,548
Reinvestment of distributions	2,521,438	9,654,003
Amount paid for shares redeemed	(42,835,340)	(98,498,012)
Total Investor Shares	36,461,585	33,061,539
A Shares:
Proceeds from shares sold	623,770	3,572,956
Reinvestment of distributions	85,691	301,511
Amount paid for shares redeemed	(1,213,804)	(443,030)
Total A Shares	(504,343)	3,431,437
C Shares:
Proceeds from shares sold	1,159,816	4,389,081
Reinvestment of distributions	54,047	354,610
Amount paid for shares redeemed	(1,187,267)	(2,016,553)
Total C Shares	26,596	2,727,138
Net increase in net assets resulting from capital transactions	569,820,220	692,572,897

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Funds
Statements of Changes in Net Assets (continued)

	Fuller & Thaler Behavioral Small-Cap
	Equity Fund
	For the Six Months
	Ended March 31,	For the Year Ended
	2023	September 30, 2022
	(Unaudited)
Total Increase (Decrease) in Net Assets	1,315,154,096	(228,587,690)
Net Assets
Beginning of period	5,057,769,153	5,286,356,843
End of period	$6,372,923,249	$5,057,769,153
Share Transactions:
R6 Shares:
Shares sold	11,449,343	20,275,591
Shares issued in reinvestment of distributions	157,767	493,591
Shares redeemed	(7,229,966)	(16,405,133)
Total R6 Shares	4,377,144	4,364,049
Institutional Shares:
Shares sold	24,979,728	47,919,537
Shares issued in reinvestment of distributions	1,010,184	2,778,865
Shares redeemed	(15,414,047)	(39,478,485)
Total Institutional Shares	10,575,865	11,219,917
Investor Shares:
Shares sold	2,161,980	3,472,850
Shares issued in reinvestment of distributions	72,381	261,509
Shares redeemed	(1,207,552)	(2,849,011)
Total Investor Shares	1,026,809	885,348
A Shares:
Shares sold	17,870	101,419
Shares issued in reinvestment of distributions	2,465	8,185
Shares redeemed	(37,663)	(12,923)
Total A Shares	(17,328)	96,681
C Shares:
Shares sold	33,320	125,875
Shares issued in reinvestment of distributions	1,560	9,751
Shares redeemed	(34,322)	(59,794)
Total C Shares	558	75,832

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Funds
Statements of Changes in Net Assets (continued)

	Fuller & Thaler Behavioral Small-Cap
	Growth Fund
	For the Six Months
	Ended March 31,	For the Year Ended
	2023	September 30, 2022
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(553,681)	$(804,265)
Net realized loss on investment securities transactions	(11,862,938)	(7,160,380)
Net realized gain from in-kind redemptions (Note 2)	2,941,753	10,912,170
Net change in unrealized appreciation (depreciation) of investment securities	32,630,601	(36,844,976)
Net increase (decrease) in net assets resulting from operations	23,155,735	(33,897,451)
Distributions to Shareholders from Earnings:
R6 Shares	—	(883,665)
Institutional Shares	—	(15,967,150)
Investor Shares	—	(589,494)
A Shares	—	(77,567)
C Shares	—	(115,257)
Total distributions	—	(17,633,133)
Capital Transactions:
R6 Shares:
Proceeds from shares sold	9,555,997	66,732,025
Reinvestment of distributions	—	883,665
Amount paid for shares redeemed	(21,718,735)	(55,919,059)
Total R6 Shares	(12,162,738)	11,696,631
Institutional Shares:
Proceeds from shares sold	60,659,071	80,260,542
Reinvestment of distributions	—	15,871,036
Amount paid for shares redeemed	(20,370,600)	(56,594,840)
Total Institutional Shares	40,288,471	39,536,738
Investor Shares:
Proceeds from shares sold	2,308,332	2,617,757
Reinvestment of distributions	—	583,606
Amount paid for shares redeemed	(364,256)	(1,790,652)
Total Investor Shares	1,944,076	1,410,711
A Shares:
Proceeds from shares sold	401,715	673,761
Reinvestment of distributions	—	77,567
Amount paid for shares redeemed	(153,755)	(544,876)
Total A Shares	247,960	206,452
C Shares:
Proceeds from shares sold	584,474	357,014
Reinvestment of distributions	—	115,257
Amount paid for shares redeemed	(98,003)	(152,426)
Total C Shares	486,471	319,845
Net increase in net assets resulting from capital transactions	30,804,240	53,170,377

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Funds
Statements of Changes in Net Assets (continued)

	Fuller & Thaler Behavioral Small-Cap
	Growth Fund
	For the Six Months
	Ended March 31,	For the Year Ended
	2023	September 30, 2022
	(Unaudited)
Total Increase in Net Assets	53,959,975	1,639,793
Net Assets
Beginning of period	116,151,772	114,511,979
End of period	$170,111,747	$116,151,772
Share Transactions:
R6 Shares:
Shares sold	324,895	2,181,042
Shares issued in reinvestment of distributions	—	22,687
Shares redeemed	(746,528)	(1,715,869)
Total R6 Shares	(421,633)	487,860
Institutional Shares:
Shares sold	2,091,891	2,541,201
Shares issued in reinvestment of distributions	—	409,047
Shares redeemed	(691,773)	(1,773,230)
Total Institutional Shares	1,400,118	1,177,018
Investor Shares:
Shares sold	79,623	79,938
Shares issued in reinvestment of distributions	—	15,222
Shares redeemed	(12,785)	(52,752)
Total Investor Shares	66,838	42,408
A Shares:
Shares sold	13,584	20,078
Shares issued in reinvestment of distributions	—	2,027
Shares redeemed	(5,241)	(17,612)
Total A Shares	8,343	4,493
C Shares:
Shares sold	20,582	12,017
Shares issued in reinvestment of distributions	—	3,063
Shares redeemed	(3,584)	(4,600)
Total C Shares	16,998	10,480

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Funds
Statements of Changes in Net Assets (continued)

	Fuller & Thaler Behavioral Mid-Cap
	Value Fund
	For the Six Months
	Ended March 31,	For the Year Ended
	2023	September 30, 2022
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$2,624,085	$2,476,694
Net realized gain on investment securities transactions	1,015,287	4,936,781
Net realized gain from in-kind redemptions (Note 2)	11,290,933	—
Net change in unrealized depreciation of investment securities	(3,711,970)	(40,291,763)
Net increase (decrease) in net assets resulting from operations	11,218,335	(32,878,288)
Distributions to Shareholders from Earnings:
R6 Shares	(4,882,882)	(2,988,455)
Institutional Shares	(4,069,248)	(557,522)
Investor Shares	(139,944)	(49,458)
A Shares	(4,018)	—
C Shares	(3,375)	—
Total distributions	(9,099,467)	(3,595,435)
Capital Transactions:
R6 Shares:
Proceeds from shares sold	49,917,968	34,440,355
Reinvestment of distributions	4,882,882	2,517,596
Amount paid for shares redeemed	(33,145,611)	(605,744)
Total R6 Shares	21,655,239	36,352,207
Institutional Shares:
Proceeds from shares sold	138,176,947	157,420,342
Reinvestment of distributions	3,477,680	547,104
Amount paid for shares redeemed	(75,430,595)	(30,549,168)
Total Institutional Shares	66,224,032	127,418,278
Investor Shares:
Proceeds from shares sold	8,771,192	5,174,628
Reinvestment of distributions	138,870	48,585
Amount paid for shares redeemed	(1,764,899)	(1,127,597)
Total Investor Shares	7,145,163	4,095,616
A Shares:
Proceeds from shares sold	1,448,866	86,625 (a)
Reinvestment of distributions	4,018	—
Amount paid for shares redeemed	(67,189)	—
Total A Shares	1,385,695	86,625
C Shares:
Proceeds from shares sold	271,356	53,702 (a)
Reinvestment of distributions	3,375	—
Amount paid for shares redeemed	(1,025)	—
Total C Shares	273,706	53,702
Net increase in net assets resulting from capital transactions	96,683,835	168,006,428
Total Increase in Net Assets	98,802,703	131,532,705

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Funds
Statements of Changes in Net Assets (continued)

	Fuller & Thaler Behavioral Mid-Cap
	Value Fund
	For the Six Months
	Ended March 31,	For the Year Ended
	2023	September 30, 2022
	(Unaudited)
Net Assets
Beginning of period	318,594,629	187,061,924
End of period	$417,397,332	$318,594,629
Share Transactions:
R6 Shares:
Shares sold	1,807,764	1,148,183
Shares issued in reinvestment of distributions	170,441	81,801
Shares redeemed	(1,242,105)	(19,390)
Total R6 Shares	736,100	1,210,594
Institutional Shares:
Shares sold	4,754,107	5,244,805
Shares issued in reinvestment of distributions	121,608	17,787
Shares redeemed	(2,791,168)	(1,052,162)
Total Institutional Shares	2,084,547	4,210,430
Investor Shares:
Shares sold	307,314	169,207
Shares issued in reinvestment of distributions	4,867	1,585
Shares redeemed	(61,318)	(37,498)
Total Investor Shares	250,863	133,294
A Shares:
Shares sold	50,148	2,855 (a)
Shares issued in reinvestment of distributions	141	—
Shares redeemed	(2,557)	—
Total A Shares	47,732	2,855
C Shares:
Shares sold	9,422	1,824 (a)
Shares issued in reinvestment of distributions	119	—
Shares redeemed	(36)	—
Total C Shares	9,505	1,824

(a)	For the period March 10, 2022 (commencement of operations) to September 30, 2022.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Funds
Statements of Changes in Net Assets (continued)

	Fuller & Thaler Behavioral
	Unconstrained Equity Fund
	For the Six Months
	Ended March 31,	For the Year Ended
	2023	September 30, 2022
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$38,893	$2,267
Net realized gain (loss) on investment securities transactions	(2,188,824)	368,585
Net realized gain from in-kind redemptions (Note 2)	1,840,150	12,597,793
Net change in unrealized appreciation (depreciation) of investment securities	6,948,083	(26,068,637)
Net increase (decrease) in net assets resulting from operations	6,638,302	(13,099,992)
Capital Transactions:
R6 Shares:
Proceeds from shares sold	10,717,405	44,560,789
Amount paid for shares redeemed	(20,892,578)	(71,396,011)
Total R6 Shares	(10,175,173)	(26,835,222)
Institutional Shares:
Proceeds from shares sold	870,069	5,604,275
Amount paid for shares redeemed	(1,289,462)	(2,296,189)
Total Institutional Shares	(419,393)	3,308,086
A Shares:
Proceeds from shares sold	3,451	63,000
Amount paid for shares redeemed	—	(53,435)
Total A Shares	3,451	9,565
C Shares:
Proceeds from shares sold	—	40,096
Amount paid for shares redeemed	—	(28,842)
Total C Shares	—	11,254
Net decrease in net assets resulting from capital transactions	(10,591,115)	(23,506,317)
Total Decrease in Net Assets	(3,952,813)	(36,606,309)

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Funds
Statements of Changes in Net Assets (continued)

	Fuller & Thaler Behavioral
	Unconstrained Equity Fund
	For the Six Months
	Ended March 31,	For the Year Ended
	2023	September 30, 2022
	(Unaudited)
Net Assets
Beginning of period	42,287,335	78,893,644
End of period	$38,334,522	$42,287,335
Share Transactions:
R6 Shares:
Shares sold	328,352	1,219,575
Shares redeemed	(645,746)	(1,941,964)
Total R6 Shares	(317,394)	(722,389)
Institutional Shares:
Shares sold	25,926	145,986
Shares redeemed	(39,538)	(65,427)
Total Institutional Shares	(13,612)	80,559
A Shares:
Shares sold	113	1,569
Shares redeemed	—	(1,569)
Total A Shares	113	—
C Shares:
Shares sold	—	1,093
Shares redeemed	—	(922)
Total C Shares	—	171

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Funds
Statements of Changes in Net Assets (continued)

	Fuller & Thaler Behavioral Small–Mid
	Core Equity Fund
	For the Six Months
	Ended March 31,	For the Year Ended
	2023	September 30, 2022
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$97,124	$59,023
Net realized loss on investment securities transactions	(185,569)	(46,839)
Net realized gain from in-kind redemptions (Note 2)	—	943,474
Net change in unrealized appreciation (depreciation) of investment securities	1,117,641	(2,502,577)
Net increase (decrease) in net assets resulting from operations	1,029,196	(1,546,919)
Distributions to Shareholders from Earnings:
Institutional Shares	(71,804)	(268,615)
A Shares	(39)	—
Total distributions	(71,843)	(268,615)
Capital Transactions:
Institutional Shares:
Proceeds from shares sold	30,314,375	8,388,927
Reinvestment of distributions	71,804	260,844
Amount paid for shares redeemed	(98,206)	(5,226,804)
Total Institutional Shares	30,287,973	3,422,967
A Shares:
Proceeds from shares sold	206,603	4,054 (a)
Reinvestment of distributions	39	—
Total A Shares	206,642	4,054
Net increase in net assets resulting from capital transactions	30,494,615	3,427,021
Total Increase in Net Assets	31,451,968	1,611,487
Net Assets
Beginning of period	6,760,488	5,149,001
End of period	$38,212,456	$6,760,488
Share Transactions:
Institutional Shares:
Shares sold	957,215	259,259
Shares issued in reinvestment of distributions	2,467	7,371
Shares redeemed	(3,269)	(155,080)
Total Institutional Shares	956,413	111,550
A Shares:
Shares sold	6,457	125 (a)
Shares issued in reinvestment of distributions	1	—
Total A Shares	6,458	125

(a)	For the period March 10, 2022 (commencement of operations) to September 30, 2022.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Funds
Statements of Changes in Net Assets (continued)

	Fuller & Thaler Behavioral Micro-Cap
	Equity Fund
	For the Six Months
	Ended March 31,	For the Year Ended
	2023	September 30, 2022
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$3,523	$(86,485)
Net realized gain (loss) on investment securities transactions	(2,153,900)	308,027
Net realized gain from in-kind redemptions (Note 2)	23,032	1,456,789
Net change in unrealized appreciation (depreciation) of investment securities	3,054,501	(7,110,954)
Net increase (decrease) in net assets resulting from operations	927,156	(5,432,623)
Distributions to Shareholders from Earnings:
Institutional Shares	—	(1,152,556)
Total distributions	—	(1,152,556)
Capital Transactions:
Institutional Shares:
Proceeds from shares sold	3,268,712	11,606,649
Reinvestment of distributions	—	1,141,910
Amount paid for shares redeemed	(381,353)	(6,184,172)
Total Institutional Shares	2,887,359	6,564,387
Net increase in net assets resulting from capital transactions	2,887,359	6,564,387
Total Increase (Decrease) in Net Assets	3,814,515	(20,792)
Net Assets
Beginning of period	13,673,890	13,694,682
End of period	$17,488,405	$13,673,890
Share Transactions:
Institutional Shares:
Shares sold	138,255	432,350
Shares issued in reinvestment of distributions	—	34,561
Shares redeemed	(15,964)	(233,412)
Total Institutional Shares	122,291	233,499

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Small-Cap Equity Fund - R6 Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months
	Ended
	March
	31, 2023		For the Years Ended September 30,
	(Unaudited)		2022	2021	2020		2019	2018
Net asset value, beginning of period	$31.61		$36.83	$24.76	$25.39		$26.76	$24.25
Income from investment operations:
Net investment income(a)	0.21		0.33	0.49	0.11		0.17	0.18
Net realized and unrealized gain (loss) on investments	4.87		(4.09)	11.71	(0.61	) (b)	(1.40)	2.40
Total from investment operations	5.08		(3.76)	12.20	(0.50)		(1.23)	2.58
Less distributions to shareholders from:
Net investment income	(0.29)		(0.18)	(0.13)	(0.13)		(0.14)	(0.07)
Net realized gains	(0.17)		(1.28)	—	—		—	—
Total from distributions	(0.46)		(1.46)	(0.13)	(0.13)		(0.14)	(0.07)
Net asset value, end of period	$36.23		$31.61	36.83	$24.76		$25.39	$26.76
Total Return (c)	16.12	% (d)	(10.81)%	49.38%	(2.02)%		(4.54)%	10.68%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$1,689,491		$1,335,836	$1,395,653	$610,476		$184,779	$55,160
Before waiver or recoupment:
Ratio of expenses to average net assets	0.64	% (e)	0.65%	0.64%	0.69%		0.72%	0.74%
After waiver or recoupment:
Ratio of net expenses to average net assets	0.64	% (e)	0.65%	0.64%	0.69%		0.72%	0.76%
Ratio of net investment income to average net assets	1.20	% (e)	0.94%	1.42%	0.47%		0.69%	0.71%
Portfolio turnover(f)(g)	14	% (d)	35%	31%	54%		38%	35%

(a)	Per share net investment income has been calculated using the average shares method.

(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period due to the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Equity Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis on the Small-Cap Equity Fund as a whole without distinguishing among the classes of shares.

(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Small-Cap Equity Fund – Institutional Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months
	Ended
	March
	31, 2023		For the Years Ended September 30,
	(Unaudited)		2022	2021	2020		2019	2018
Net asset value, beginning of period	$31.32		$36.51	$24.55	$25.18		$26.55	$24.07
Income from investment operations:
Net investment income(a)	0.20		0.29	0.44	0.09		0.15	0.15
Net realized and unrealized gain (loss) on investments	4.81		(4.05)	11.62	(0.61	) (b)	(1.40)	2.39
Total from investment operations	5.01		(3.76)	12.06	(0.52)		(1.25)	2.54
Less distributions to shareholders from:
Net investment income	(0.25)		(0.15)	(0.10)	(0.11)		(0.12)	(0.06)
Net realized gains	(0.17)		(1.28)	—	—		—	—
Total from distributions	(0.42)		(1.43)	(0.10)	(0.11)		(0.12)	(0.06)
Net asset value, end of period	$35.91		$31.32	$36.51	$24.55		$25.18	$26.55
Total Return (c)	16.06	% (d)	(10.90)%	49.24%	(2.11)%		(4.65)%	10.59%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$4,323,593		$3,439,879	$3,599,929	$2,089,639		$1,620,327	$915,898
Before waiver or recoupment:
Ratio of expenses to average net assets	0.74	% (e)	0.74%	0.75%	0.79%		0.82%	0.84%
After waiver or recoupment:
Ratio of net expenses to average net assets	0.74	% (e)	0.74%	0.75%	0.79%		0.82%	0.86%
Ratio of net investment income to average net assets	1.10	% (e)	0.83%	1.28%	0.36%		0.60%	0.59%
Portfolio turnover(f)(g)	14	% (d)	35%	31%	54%		38%	35%

(a)	Per share net investment income has been calculated using the average shares method.

(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period due to the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Equity Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis on the Small-Cap Equity Fund as a whole without distinguishing among the classes of shares.

(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Small-Cap Equity Fund – Investor Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months
	Ended
	March
	31, 2023		For the Years Ended September 30,
	(Unaudited)		2022	2021	2020		2019	2018
Net asset value, beginning of period	$31.08		$36.25	$24.39	$25.02		$26.36	$23.91
Income from investment operations:
Net investment income(a)	0.14		0.19	0.34	0.02		0.09	0.08
Net realized and unrealized gain (loss) on investments	4.78		(4.02)	11.55	(0.62	) (b)	(1.38)	2.39
Total from investment operations	4.92		(3.83)	11.89	(0.60)		(1.29)	2.47
Less distributions to shareholders from:
Net investment income	(0.15)		(0.06)	(0.03)	(0.03)		(0.05)	(0.02)
Net realized gains	(0.17)		(1.28)	—	—		—	—
Total from distributions	(0.32)		(1.34)	(0.03)	(0.03)		(0.05)	(0.02)
Net asset value, end of period	$35.68		$31.08	$36.25	$24.39		$25.02	$26.36
Total Return (c)	15.88	% (d)	(11.15)%	48.79%	(2.40)%		(4.89)%	10.35%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$337,151		$261,786	$273,271	$139,789		$124,550	$144,856
Before waiver or recoupment:
Ratio of expenses to average net assets	1.03	% (e)	1.03%	1.03%	1.08%		1.10%	1.13%
After waiver or recoupment:
Ratio of net expenses to average net assets	1.03	% (e)	1.03%	1.03%	1.08%		1.10%	1.10%
Ratio of net investment income to average net assets	0.80	% (e)	0.55%	1.01%	0.07%		0.38%	0.32%
Portfolio turnover(f)(g)	14	% (d)	35%	31%	54%		38%	35%

(a)	Per share net investment income has been calculated using the average shares method.

(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period due to the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Equity Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis on the Small-Cap Equity Fund as a whole without distinguishing among the classes of shares.

(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Small-Cap Equity Fund – A Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months						For the
	Ended						Period
	March						Ended
	31, 2023		For the Years Ended September 30,				September
	(Unaudited)		2022	2021	2020		30, 2019(a)
Net asset value, beginning of period	$31.00		$36.18	$24.38	$25.04		$20.99
Income from investment operations:
Net investment income(b)	0.14		0.21	0.40	0.01		0.07
Net realized and unrealized gain (loss) on investments	4.77		(4.04)	11.48	(0.58	) (c)	3.98
Total from investment operations	4.91		(3.83)	11.88	(0.57)		4.05
Less distributions to shareholders from:
Net investment income	(0.15)		(0.07)	(0.08)	(0.09)		—
Net realized gains	(0.17)		(1.28)	—	—		—
Total from distributions	(0.32)		(1.35)	(0.08)	(0.09)		—
Net asset value, end of period	$35.59		$31.00	$36.18	$24.38		$25.04
Total Return (excludes sales charge)(d)	15.89	% (e)	(11.15)%	48.80%	(2.31)%		19.29	% (e)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$10,112		$9,345	$7,408	$941		$575
Before waiver or recoupment:
Ratio of expenses to average net assets	1.02	% (f)	1.02%	1.02%	1.13%		1.01	% (f)
After waiver or recoupment:
Ratio of net expenses to average net assets	1.02	% (f)	1.02%	1.02%	1.13%		1.01	% (f)
Ratio of net investment income to average net assets	0.80	% (f)	0.60%	1.15%	0.05%		0.37	% (f)
Portfolio turnover(g)(h)	14	% (e)	35%	31%	54%		38	% (e)

(a)	For the period December 19, 2018 (commencement of operations) to September 30, 2019.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period due to the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Equity Fund, assuming reinvestment of distributions.

(e)	Not annualized.

(f)	Annualized.

(g)	Portfolio turnover is calculated on the basis on the Small-Cap Equity Fund as a whole without distinguishing among the classes of shares.

(h)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Small-Cap Equity Fund – C Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months						For the
	Ended						Period
	March						Ended
	31, 2023		For the Years Ended September 30,				September
	(Unaudited)		2022	2021	2020		30, 2019(a)
Net asset value, beginning of period	$30.49		$35.75	$24.16	$24.92		$20.99
Income from investment operations:
Net investment income (loss)(b)	0.03		(0.02)	0.17	(0.12)		(0.09)
Net realized and unrealized gain (loss) on investments	4.70		(3.96)	11.42	(0.61	) (c)	4.02
Total from investment operations	4.73		(3.98)	11.59	(0.73)		3.93
Less distributions to shareholders from:
Net investment income	—		—	—	(0.03)		—
Net realized gains	(0.17)		(1.28)	—	—		—
Total from distributions	(0.17)		(1.28)	—	(0.03)		—
Net asset value, end of period	$35.05		$30.49	$35.75	$24.16		$24.92
Total Return (excludes sales charge)(d)	15.53	% (e)	(11.70)%	47.97%	(2.95)%		18.72	% (e)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$12,576		$10,923	$10,096	$2,987		$472
Before waiver or recoupment:
Ratio of expenses to average net assets	1.64	% (f)	1.65%	1.64%	1.69%		1.72	% (f)
After waiver or recoupment:
Ratio of net expenses to average net assets	1.64	% (f)	1.65%	1.64%	1.69%		1.72	% (f)
Ratio of net investment income (loss) to average net assets	0.19	% (f)	(0.05)%	0.50%	(0.52)%		0.46	% (f)
Portfolio turnover(g)(h)	14	% (e)	35%	31%	54%		38	% (e)

(a)	For the period December 19, 2018 (commencement of operations) to September 30, 2019.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period due to the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Equity Fund, assuming reinvestment of distributions.

(e)	Not annualized.

(f)	Annualized.

(g)	Portfolio turnover is calculated on the basis on the Small-Cap Equity Fund as a whole without distinguishing among the classes of shares.

(h)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Small-Cap Growth Fund - R6 Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months							For the
	Ended							Period
	March							Ended
	31, 2023		For the Years Ended September 30,					September
	(Unaudited)		2022	2021	2020	2019		30, 2018(a)
Net asset value, beginning of period	$26.90		$43.92	$28.12	$21.73	$26.95		$20.00
Income from investment operations:
Net investment loss(b)	(0.11)		(0.15)	(0.27)	(0.14)	(0.10)		(0.11)
Net realized and unrealized gain (loss) on investments	4.84		(10.34)	16.07	6.53	(5.12)		7.06
Total from investment operations	4.73		(10.49)	15.80	6.39	(5.22)		6.95
Less distributions to shareholders from:
Net realized gains	—		(6.53)	—	—	—		—
Total from distributions	—		(6.53)	—	—	—		—
Net asset value, end of period	$31.63		$26.90	$43.92	$28.12	$21.73		$26.95
Total Return (c)	17.58	% (d)	(28.48)%	56.19%	29.41%	(19.37)%		34.75	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$6,373		$16,759	$5,940	$13,083	$2,191		$2,993
Before waiver or recoupment:
Ratio of expenses to average net assets	1.05	% (e)	1.09%	1.06%	1.63%	2.19%		4.42	% (e)
After waiver or recoupment:
Ratio of net expenses to average net assets	0.89	% (e)	0.90%	0.90%	0.90%	0.92	%(f)	0.90	% (e)
Ratio of net investment loss to average net assets	(0.72	)% (e)	(0.46)%	(0.73)%	(0.57)%	(0.45)%		(0.60	)% (e)
Portfolio turnover(g)(h)	61	% (d)	102%	114%	128%	127%		71	% (d)

(a)	For the period December 21, 2017 (commencement of operations) to September 30, 2018.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Growth Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Includes interest expense of 0.02% for the fiscal year ended September 30, 2019.

(g)	Portfolio turnover is calculated on the basis on the Small-Cap Growth Fund as a whole without distinguishing among the classes of shares.

(h)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Small-Cap Growth Fund - Institutional Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months							For the
	Ended							Period
	March							Ended
	31, 2023		For the Years Ended September 30,					September
	(Unaudited)		2022	2021	2020	2019		30, 2018(a)
Net asset value, beginning of period	$26.77		$43.79	$28.06	$21.69	$26.93		$20.00
Income from investment operations:
Net investment loss(b)	(0.12)		(0.24)	(0.31)	(0.16)	(0.11)		(0.14)
Net realized and unrealized gain (loss) on investments	4.82		(10.25)	16.04	6.53	(5.13)		7.07
Total from investment operations	4.70		(10.49)	15.73	6.37	(5.24)		6.93
Less distributions to shareholders from:
Net realized gains	—		(6.53)	—	—	—		—
Total from distributions	—		(6.53)	—	—	—		—
Net asset value, end of period	$31.47		$26.77	$43.79	$28.06	$21.69		$26.93
Total Return (c)	17.56	% (d)	(28.57)%	56.06%	29.37%	(19.46)%		34.65	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$156,034		$95,249	$104,236	$44,808	$13,359		$9,257
Before waiver or recoupment:
Ratio of expenses to average net assets	1.13	% (e)	1.18%	1.12%	1.71%	2.25%		4.55	% (e)
After waiver or recoupment:
Ratio of net expenses to average net assets	0.98	% (e)	0.99%	0.99%	0.99%	1.00	% (f)	0.99	% (e)
Ratio of net investment loss to average net assets	(0.80	)% (e)	(0.72)%	(0.79)%	(0.65)%	(0.48)%		(0.70	)% (e)
Portfolio turnover(g)(h)	61	% (d)	102%	114%	128%	127%		71	% (d)

(a)	For the period December 21, 2017 (commencement of operations) to September 30, 2018.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Growth Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Includes interest expense of 0.01% for the fiscal year ended September 30, 2019.

(g)	Portfolio turnover is calculated on the basis on the Small-Cap Growth Fund as a whole without distinguishing among the classes of shares.

(h)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Small-Cap Growth Fund - Investor Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months							For the
	Ended							Period
	March							Ended
	31, 2023		For the Years Ended September 30,					September
	(Unaudited)		2022	2021	2020	2019		30, 2018(a)
Net asset value, beginning of period	$26.40		$43.36	$27.86	$21.60	$26.88		$20.00
Income from investment operations:
Net investment loss(b)	(0.16)		(0.33)	(0.41)	(0.22)	(0.19)		(0.18)
Net realized and unrealized gain (loss) on investments	4.75		(10.10)	15.91	6.48	(5.09)		7.06
Total from investment operations	4.59		(10.43)	15.50	6.26	(5.28)		6.88
Less distributions to shareholders from:
Net realized gains	—		(6.53)	—	—	—		—
Total from distributions	—		(6.53)	—	—	—		—
Net asset value, end of period	$30.99		$26.40	$43.36	$27.86	$21.60		$26.88
Total Return (c)	17.39	% (d)	(28.74)%	55.64%	28.98%	(19.64)%		34.40	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$5,705		$3,095	$3,245	$781	$153		$481
Before waiver or recoupment:
Ratio of expenses to average net assets	1.43	% (e)	1.48%	1.44%	1.98%	2.57%		4.77	% (e)
After waiver or recoupment:
Ratio of net expenses to average net assets	1.25	% (e)	1.25%	1.25%	1.25%	1.27	%(f)	1.24	% (e)
Ratio of net investment loss to average net assets	(1.07	)% (e)	(0.99)%	(1.04)%	(0.87)%	(0.85)%		(0.92	)% (e)
Portfolio turnover(g)(h)	61	% (d)	102%	114%	128%	127%		71	% (d)

(a)	For the period December 21, 2017 (commencement of operations) to September 30, 2018.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Growth Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Includes interest expense of 0.02% for the fiscal year ended September 30, 2019.

(g)	Portfolio turnover is calculated on the basis on the Small-Cap Growth Fund as a whole without distinguishing among the classes of shares.

(h)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Small-Cap Growth Fund - A Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months					For the
	Ended					Period
	March					Ended
	31, 2023		For the Years Ended September 30,			September
	(Unaudited)		2022	2021	2020	30, 2019(a)
Net asset value, beginning of period	$26.34		$43.30	$27.83	$21.59	$19.59
Income from investment operations:
Net investment loss(b)	(0.16)		(0.34)	(0.43)	(0.24)	(0.13)
Net realized and unrealized gain (loss) on investments	4.74		(10.09)	15.90	6.48	2.13
Total from investment operations	4.58		(10.43)	15.47	6.24	2.00
Less distributions to shareholders from:
Net realized gains	—		(6.53)	—	—	—
Total from distributions	—		(6.53)	—	—	—
Net asset value, end of period	$30.92		$26.34	$43.30	$27.83	$21.59
Total Return (excludes sales charge)(c)	17.39	% (d)	(28.78)%	55.59%	28.90%	10.21	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$657		$340	$365	$60	$4
Before waiver or recoupment:
Ratio of expenses to average net assets	1.41	% (e)	1.41%	1.35%	1.91%	2.15	% (e)
After waiver or recoupment:
Ratio of net expenses to average net assets	1.30	% (e)	1.30%	1.30%	1.30%	1.30	% (e)
Ratio of net investment loss to average net assets	(1.12	)% (e)	(1.04)%	(1.08)%	(0.95)%	(0.75	)% (e)
Portfolio turnover(f)(g)	61	% (d)	102%	114%	128%	127	% (d)

(a)	For the period December 19, 2018 (commencement of operations) to September 30, 2019.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Growth Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis on the Small-Cap Growth Fund as a whole without distinguishing among the classes of shares.

(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements

Fuller & Thaler Behavioral Small-Cap Growth Fund - C Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months					For the
	Ended					Period
	March					Ended
	31, 2023		For the Years Ended September 30,			September
	(Unaudited)		2022	2021	2020	30, 2019(a)
Net asset value, beginning of period	$25.80		$42.72	$27.60	$21.51	$19.59
Income from investment operations:
Net investment loss(b)	(0.23)		(0.49)	(0.64)	(0.36)	(0.22)
Net realized and unrealized gain (loss) on investments	4.63		(9.90)	15.76	6.45	2.14
Total from investment operations	4.40		(10.39)	15.12	6.09	1.92
Less distributions to shareholders from:
Net realized gains	—		(6.53)	—	—	—
Total from distributions	—		(6.53)	—	—	—
Net asset value, end of period	$30.20		$25.80	$42.72	$27.60	$21.51
Total Return (excludes sales charge)(c)	17.05	% (d)	(29.12)%	54.78%	28.31%	9.80	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$1,343		$709	$726	$28	$2
Before waiver or recoupment:
Ratio of expenses to average net assets	2.03	% (e)	2.09%	2.03%	2.62%	2.87	% (e)
After waiver or recoupment:
Ratio of net expenses to average net assets	1.80	% (e)	1.80%	1.80%	1.80%	1.80	% (e)
Ratio of net investment loss to average net assets	(1.63	)% (e)	(1.52)%	(1.59)%	(1.45)%	(1.27	)% (e)
Portfolio turnover(f)(g)	61	% (d)	102%	114%	128%	127	% (d)

(a)	For the period December 19, 2018 (commencement of operations) to September 30, 2019.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Growth Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis on the Small-Cap Growth Fund as a whole without distinguishing among the classes of shares.

(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Mid-Cap Value Fund - R6 Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months						For the
	Ended						Period
	March						Ended
	31, 2023		For the Years Ended September 30,				September
	(Unaudited)		2022	2021	2020	2019	30, 2018(a)
Net asset value, beginning of period	$26.53		$28.97	$19.00	$21.49	$20.56	$20.00
Income from investment operations:
Net investment income(b)	0.19		0.28	0.24	0.27	0.20	0.13
Net realized and unrealized gain (loss) on investments	1.54		(2.21)	9.85	(2.47)	0.85	0.43
Total from investment operations	1.73		(1.93)	10.09	(2.20)	1.05	0.56
Less distributions to shareholders from:
Net investment income	(0.23)		(0.18)	(0.12)	(0.15)	(0.11)	—
Net realized gains	(0.45)		(0.33)	—	(0.14)	(0.01)	—
Total from distributions	(0.68)		(0.51)	(0.12)	(0.29)	(0.12)	—
Net asset value, end of period	$27.58		$26.53	$28.97	$19.00	$21.49	$20.56
Total Return (c)	6.44	% (d)	(6.90)%	53.28%	(10.42)%	5.23%	2.80	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$204,745		$177,423	$158,664	$24,324	$2,403	$2,361
Before waiver or recoupment:
Ratio of expenses to average net assets	0.83	% (e)	0.83%	0.90%	1.39%	1.72%	4.29	% (e)
After waiver or recoupment:
Ratio of net expenses to average net assets	0.78	% (e)	0.80%	0.80%	0.80%	0.80%	0.80	% (e)
Ratio of net investment income to average net assets	1.33	% (e)	0.92%	0.88%	1.36%	0.98%	0.82	% (e)
Portfolio turnover(f)	2	% (d)	12%	14%	30%	12%	44	% (d)

(a)	For the period December 21, 2017 (commencement of operations) to September 30, 2018.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Mid-Cap Value Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis on the Mid-Cap Value Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Mid-Cap Value Fund - Institutional Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months						For the
	Ended						Period
	March						Ended
	31, 2023		For the Years Ended September 30,				September
	(Unaudited)		2022	2021	2020	2019	30, 2018(a)
Net asset value, beginning of period	$26.49		$28.94	$18.98	$21.47	$20.56	$20.00
Income from investment operations:
Net investment income(b)	0.18		0.28	0.20	0.21	0.18	0.14
Net realized and unrealized gain (loss) on investments	1.53		(2.24)	9.86	(2.43)	0.85	0.42
Total from investment operations	1.71		(1.96)	10.06	(2.22)	1.03	0.56
Less distributions to shareholders from:
Net investment income	(0.21)		(0.16)	(0.10)	(0.13)	(0.11)	—
Net realized gains	(0.45)		(0.33)	—	(0.14)	(0.01)	—
Total from distributions	(0.66)		(0.49)	(0.10)	(0.27)	(0.12)	—
Net asset value, end of period	$27.54		$26.49	$28.94	$18.98	$21.47	$20.56
Total Return (c)	6.37	% (d)	(7.00)%	53.13%	(10.51)%	5.09%	2.80	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$198,027		$135,239	$25,889	$9,826	$12,511	$10,621
Before waiver or recoupment:
Ratio of expenses to average net assets	0.93	% (e)	0.95%	1.02%	1.49%	1.81%	4.41	% (e)
After waiver or recoupment:
Ratio of net expenses to average net assets	0.88	% (e)	0.90%	0.90%	0.90%	0.90%	0.89	% (e)
Ratio of net investment income to average net assets	1.29	% (e)	0.94%	0.76%	1.05%	0.90%	0.89	% (e)
Portfolio turnover(f)	2	% (d)	12%	14%	30%	12%	44	% (d)

(a)	For the period December 21, 2017 (commencement of operations) to September 30, 2018.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Mid-Cap Value Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis on the Mid-Cap Value Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Mid-Cap Value Fund - Investor Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months						For the
	Ended						Period
	March						Ended
	31, 2023		For the Years Ended September 30,				September
	(Unaudited)		2022	2021	2020	2019	30, 2018(a)
Net asset value, beginning of period	$26.36		$28.82	$18.90	$21.39	$20.50	$20.00
Income from investment operations:
Net investment income(b)	0.14		0.19	0.13	0.15	0.14	0.10
Net realized and unrealized gain (loss) on investments	1.53		(2.22)	9.82	(2.41)	0.84	0.40
Total from investment operations	1.67		(2.03)	9.95	(2.26)	0.98	0.50
Less distributions to shareholders from:
Net investment income	(0.15)		(0.10)	(0.03)	(0.09)	(0.08)	—
Net realized gains	(0.45)		(0.33)	—	(0.14)	(0.01)	—
Total from distributions	(0.60)		(0.43)	(0.03)	(0.23)	(0.09)	—
Net asset value, end of period	$27.43		$26.36	$28.82	$18.90	$21.39	$20.50
Total Return (c)	6.26	% (d)	(7.23)%	52.70%	(10.72)%	4.84%	2.50	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$12,924		$5,809	$2,509	$1,043	$1,676	$344
Before waiver or recoupment:
Ratio of expenses to average net assets	1.22	% (e)	1.23%	1.31%	1.76%	2.10%	4.65	% (e)
After waiver or recoupment:
Ratio of net expenses to average net assets	1.15	% (e)	1.15%	1.15%	1.15%	1.15%	1.14	% (e)
Ratio of net investment income to average net assets	1.01	% (e)	0.63%	0.50%	0.78%	0.70%	0.65	% (e)
Portfolio turnover(f)	2	% (d)	12%	14%	30%	12%	44	% (d)

(a)	For the period December 21, 2017 (commencement of operations) to September 30, 2018.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Mid-Cap Value Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis on the Mid-Cap Value Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Mid-Cap Value Fund - A Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months		For the
	Ended		Period
	March		Ended
	31, 2023		September
	(Unaudited)		30, 2022(a)
Net asset value, beginning of period	$26.48		$29.98
Income from investment operations:
Net investment income(b)	0.16		0.14
Net realized and unrealized gain (loss) on investments	1.52		(3.64)
Total from investment operations	1.68		(3.50)
Less distributions to shareholders from:
Net investment income	(0.21)		—
Net realized gains	(0.45)		—
Total from distributions	(0.66)		—
Net asset value, end of period	$27.50		$26.48
Total Return (excludes sales charge)(c)	6.26	% (d)	(11.67	)% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$1,391		$76
Before waiver or recoupment:
Ratio of expenses to average net assets	1.15	% (e)	1.14	% (e)
After waiver or recoupment:
Ratio of net expenses to average net assets	1.15	% (e)	1.14	% (e)
Ratio of net investment income to average net assets	1.10	% (e)	0.83	% (e)
Portfolio turnover(f)	2	% (d)	12	% (d)

(a)	For the period March 10, 2022 (commencement of operations) to September 30, 2022.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Mid-Cap Value Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis on the Mid-Cap Value Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Mid-Cap Value Fund - C Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months		For the
	Ended		Period
	March		Ended
	31, 2023		September
	(Unaudited)		30, 2022(a)
Net asset value, beginning of period	$26.40		$29.98
Income from investment operations:
Net investment income(b)	0.08		0.02
Net realized and unrealized gain (loss) on investments	1.51		(3.60)
Total from investment operations	1.59		(3.58)
Less distributions to shareholders from:
Net investment income	(0.16)		—
Net realized gains	(0.45)		—
Total from distributions	(0.61)		—
Net asset value, end of period	$27.38		$26.40
Total Return (excludes sales charge)(c)	5.94	% (d)	(11.94	)% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$310		$48
Before waiver or recoupment:
Ratio of expenses to average net assets	1.82	% (e)	1.84	% (e)
After waiver or recoupment:
Ratio of net expenses to average net assets	1.70	% (e)	1.70	% (e)
Ratio of net investment income to average net assets	0.57	% (e)	0.14	% (e)
Portfolio turnover(f)	2	% (d)	12	% (d)

(a)	For the period March 10, 2022 (commencement of operations) to September 30, 2022.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Mid-Cap Value Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis on the Mid-Cap Value Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Unconstrained Equity Fund - R6 Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months					For the
	Ended					Period
	March					Ended
	31, 2023		For the Years Ended September 30,			September
	(Unaudited)		2022	2021	2020	30, 2019(a)
Net asset value, beginning of period	$29.55		$38.06	$27.47	$25.83	$20.00
Income from investment operations:
Net investment income (loss)(b)	0.04		0.01	(0.03)	0.04	0.07
Net realized and unrealized gain (loss) on investments	5.26		(8.52)	10.73	1.82	5.76
Total from investment operations	5.30		(8.51)	10.70	1.86	5.83
Less distributions to shareholders from:
Net investment income	—		—	(0.03)	(0.10)	—
Net realized gains	—		—	(0.08)	(0.12)	—
Total from distributions	—		—	(0.11)	(0.22)	—
Net asset value, end of period	$34.85		$29.55	$38.06	$27.47	$25.83
Total Return (c)	17.94	% (d)	(22.36)%	39.01%	7.22%	29.15	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$26,571		$31,913	$68,584	$43,131	$1,368
Before waiver or recoupment:
Ratio of expenses to average net assets	1.25	% (e)	1.19%	1.02%	1.67%	4.33	% (e)
After waiver or recoupment:
Ratio of net expenses to average net assets	0.89	% (e)	0.90%	0.90%	0.90%	0.90	% (e)
Ratio of net investment income (loss) to average net assets	0.23	% (e)	0.02%	(0.07)%	0.15%	0.41	% (e)
Portfolio turnover(f)(g)	11	% (d)	25%	38%	32%	10	% (d)

(a)	For the period December 26, 2018 (commencement of operations) to September 30, 2019.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Unconstrained Equity Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis on the Unconstrained Equity Fund as a whole without distinguishing among the classes of shares.

(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Unconstrained Equity Fund - Institutional Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months					For the
	Ended					Period
	March					Ended
	31, 2023		For the Years Ended September 30,			September
	(Unaudited)		2022	2021	2020	30, 2019(a)
Net asset value, beginning of period	$29.47		$38.00	$27.43	$25.81	$20.00
Income from investment operations:
Net investment income (loss)(b)	0.03		(0.02)	(0.06)	0.01	0.08
Net realized and unrealized gain (loss) on investments	5.25		(8.51)	10.72	1.81	5.73
Total from investment operations	5.28		(8.53)	10.66	1.82	5.81
Less distributions to shareholders from:
Net investment income	—		—	(0.01)	(0.08)	—
Net realized gains	—		—	(0.08)	(0.12)	—
Total from distributions	—		—	(0.09)	(0.20)	—
Net asset value, end of period	$34.75		$29.47	$38.00	$27.43	$25.81
Total Return (c)	17.92	% (d)	(22.45)%	38.90%	7.09%	29.05	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$11,688		$10,313	$10,238	$8,004	$3,265
Before waiver or recoupment:
Ratio of expenses to average net assets	1.50	% (e)	1.31%	1.12%	1.77%	4.39	% (e)
After waiver or recoupment:
Ratio of net expenses to average net assets	0.98	% (e)	0.99%	0.99%	0.99%	0.99	% (e)
Ratio of net investment income (loss) to average net assets	0.16	% (e)	(0.04)%	(0.17)%	0.03%	0.42	% (e)
Portfolio turnover(f)(g)	11	% (d)	25%	38%	32%	10	% (d)

(a)	For the period December 26, 2018 (commencement of operations) to September 30, 2019.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Unconstrained Equity Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis on the Unconstrained Equity Fund as a whole without distinguishing among the classes of shares.

(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements

Fuller & Thaler Behavioral Unconstrained Equity Fund - A Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months			For the
	Ended		For the	Period
	March		Year Ended	Ended
	31, 2023		September	September
	(Unaudited)		30, 2022	30, 2021(a)
Net asset value, beginning of period	$29.36		$37.99	$37.77
Income from investment operations:
Net investment loss(b)	(0.03)		(0.14)	(0.08)
Net realized and unrealized gain (loss) on investments	5.26		(8.49)	0.30
Total from investment operations	5.23		(8.63)	0.22
Net asset value, end of period	$34.59		$29.36	$37.99
Total Return (excludes sales charge)(c)	17.81	% (d)	(22.72)%	0.58	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$47		$37	$47
Before waiver or recoupment:
Ratio of expenses to average net assets	1.78	% (e)	1.56%	1.31	% (e)
After waiver or recoupment:
Ratio of net expenses to average net assets	1.30	% (e)	1.30%	1.30	% (e)
Ratio of net investment loss to average net assets	(0.15	)% (e)	(0.38)%	(0.61	)% (e)
Portfolio turnover(f)(g)	11	% (d)	25%	38	% (d)

(a)	For the period May 27, 2021 (commencement of operations) to September 30, 2021.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Unconstrained Equity Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis on the Unconstrained Equity Fund as a whole without distinguishing among the classes of shares.

(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Unconstrained Equity Fund - C Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months			For the
	Ended		For the	Period
	March		Year Ended	Ended
	31, 2023		September	September
	(Unaudited)		30, 2022	30, 2021(a)
Net asset value, beginning of period	$29.12		$37.93	$37.77
Income from investment operations:
Net investment loss(b)	(0.11)		(0.28)	(0.14)
Net realized and unrealized gain (loss) on investments	5.26		(8.53)	0.30
Total from investment operations	5.15		(8.81)	0.16
Net asset value, end of period	$34.27		$29.12	$37.93
Total Return (excludes sales charge)(c)	17.69	% (d)	(23.23)%	0.42	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$28		$24	$25
Before waiver or recoupment:
Ratio of expenses to average net assets	2.41	% (e)	2.21%	2.05	% (e)
After waiver or recoupment:
Ratio of net expenses to average net assets	1.80	% (e)	1.80%	1.80	% (e)
Ratio of net investment loss to average net assets	(0.65	)% (e)	(0.80)%	(1.06	)% (e)
Portfolio turnover(f)(g)	11	% (d)	25%	38	% (d)

(a)	For the period May 27, 2021 (commencement of operations) to September 30, 2021.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Unconstrained Equity Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis on the Unconstrained Equity Fund as a whole without distinguishing among the classes of shares.

(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Small-Mid Core Equity Fund - Institutional Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months					For the
	Ended					Period
	March					Ended
	31, 2023		For the Years Ended September 30,			September
	(Unaudited)		2022	2021	2020	30, 2019(a)
Net asset value, beginning of period	$26.54		$35.99	$23.59	$23.96	$20.00
Income from investment operations:
Net investment income(b)	0.20		0.32	0.10	0.13	0.13
Net realized and unrealized gain (loss) on investments	4.92		(7.80)	12.41	0.04 (c)	3.83
Total from investment operations	5.12		(7.48)	12.51	0.17	3.96
Less distributions to shareholders from:
Net investment income	(0.28)		(0.13)	(0.11)	(0.15)	—
Net realized gains	—		(1.84)	—	(0.39)	—
Total from distributions	(0.28)		(1.97)	(0.11)	(0.54)	—
Net asset value, end of period	$31.38		$26.54	$35.99	$23.59	$23.96
Total Return (d)	19.37	% (e)	(22.13)%	53.10%	0.63%	19.80	% (e)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$38,006		$6,757	$5,149	$3,102	$2,494
Before waiver or recoupment:
Ratio of expenses to average net assets	1.64	% (f)	2.56%	2.69%	4.09%	6.27	% (f)
After waiver or recoupment:
Ratio of net expenses to average net assets	0.94	% (f)	0.95%	0.95%	0.95%	0.95	% (f)
Ratio of net investment income to average net assets	1.28	% (f)	0.99%	0.30%	0.59%	0.73	% (f)
Portfolio turnover(g)(h)	28	% (e)	37%	35%	35%	25	% (e)

(a)	For the period December 26, 2018 (commencement of operations) to September 30, 2019.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period due to the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Mid Core Equity Fund, assuming reinvestment of distributions.

(e)	Not annualized.

(f)	Annualized.

(g)	Portfolio turnover is calculated on the basis on the Small-Mid Core Equity Fund as a whole without distinguishing among the classes of shares.

(h)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Small-Mid Core Equity Fund - A Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months		For the
	Ended		Period
	March		Ended
	31, 2023		September
	(Unaudited)		30, 2022(a)
Net asset value, beginning of period	$26.49		$32.58
Income from investment operations:
Net investment income(b)	0.29		0.17
Net realized and unrealized gain (loss) on investments	4.78		(6.26)
Total from investment operations	5.07		(6.09)
Less distributions to shareholders from:
Net investment income	(0.25)		—
Total from distributions	(0.25)		—
Net asset value, end of period	$31.31		$26.49
Total Return (excludes sales charge)(c)	19.19	% (d)	(18.69	)% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$206		$3
Before waiver or recoupment:
Ratio of expenses to average net assets	1.61	% (e)	2.72	% (e)
After waiver or recoupment:
Ratio of net expenses to average net assets	1.26	% (e)	1.26	% (e)
Ratio of net investment income to average net assets	1.87	% (e)	1.00	% (e)
Portfolio turnover(f)(g)	28	% (d)	37	% (d)

(a)	For the period March 10, 2022 (commencement of operations) to September 30, 2022.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Mid Core Equity Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis on the Small-Mid Core Equity Fund as a whole without distinguishing among the classes of shares.

(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Micro-Cap Equity Fund - Institutional Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months					For the
	Ended					Period
	March					Ended
	31, 2023		For the Years Ended September 30,			September
	(Unaudited)		2022	2021	2020	30, 2019(a)
Net asset value, beginning of period	$21.67		$34.45	$17.79	$21.70	$20.00
Income from investment operations:
Net investment income (loss)(b)	0.01		(0.17)	(0.02)	0.16	(0.20)
Net realized and unrealized gain (loss) on investments	1.54		(9.86)	16.78	(2.95)	1.90
Total from investment operations	1.55		(10.03)	16.76	(2.79)	1.70
Less distributions to shareholders from:
Net investment income	—		—	(0.10)	—	—
Net realized gains	—		(2.75)	—	(1.12)	—
Total from distributions	—		(2.75)	(0.10)	(1.12)	—
Net asset value, end of period	$23.22		$21.67	$34.45	$17.79	$21.70
Total Return (c)	7.15	% (d)	(31.87)%	94.37%	(13.88)%	8.50	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$17,488		$13,674	$13,695	$5,770	$2,819
Before waiver or recoupment:
Ratio of expenses to average net assets	2.11	% (e)	2.19%	2.30%	4.33%	5.28	% (e)
After waiver or recoupment:
Ratio of net expenses to average net assets	1.43	% (e)	1.45%	1.52%	1.75%	1.75	% (e)
Ratio of net investment income (loss) to average net assets	0.04	% (e)	(0.58)%	(0.05)%	0.90%	(1.16	)% (e)
Portfolio turnover(f)	43	% (d)	74%	78%	82%	42	% (d)

(a)	For the period December 28, 2018 (commencement of operations) to September 30, 2019.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Micro-Cap Equity Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Funds
Notes to the Financial Statements
March 31, 2023 - (Unaudited)

NOTE 1. ORGANIZATION

The Fuller & Thaler Behavioral Small-Cap Equity Fund (the “Small-Cap Equity Fund”), the Fuller & Thaler Behavioral Small-Cap Growth Fund (the “Small-Cap Growth Fund”), the Fuller & Thaler Behavioral Mid-Cap Value Fund (the “Mid-Cap Value Fund”), the Fuller & Thaler Behavioral Unconstrained Equity Fund (the “Unconstrained Equity Fund”), the Fuller & Thaler Behavioral Small-Mid Core Equity Fund (the “Small-Mid Core Equity Fund”) and the Fuller & Thaler Behavioral Micro-Cap Equity Fund (the “Micro-Cap Equity Fund”) (each a “Fund” and, collectively the “Funds”) were each registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified (Unconstrained Equity Fund is non-diversified) series of Capitol Series Trust (the “Trust”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013 as amended and restated November 18, 2021 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (“the Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Funds’ investment adviser is Fuller & Thaler Asset Management, Inc. (the “Adviser” or “Fuller & Thaler”). The investment objective of each Fund is to seek long-term capital appreciation.

The Small-Cap Equity Fund, Small-Cap Growth Fund and Mid-Cap Value Fund each currently offer five share classes: R6 Shares, Institutional Shares, Investor Shares, A Shares and C Shares. The Unconstrained Equity Fund currently offers four share classes: R6 Shares, Institutional Shares, A Shares and C Shares. The Unconstrained Equity Fund’s Investor Shares have been approved by the Board, but are not yet available for purchase. The Small-Mid Core Equity Fund currently offers two share classes: Institutional Shares and A Shares. The Micro-Cap Equity Fund currently offers one share class: Institutional Shares. A Shares have a maximum sales charge on purchases of up to 5.75% and a Contingent Deferred Sales Charge (“CDSC”) on redemptions made within 12 months from the date of purchase and a CDSC of 0.50% on redemptions made more than 12 months but less than 18 months from the date of purchase. C Shares impose a 1.00% CDSC on redemptions made within 12 months from the date of purchase. A Shares and C Shares may be purchased without a sales charge under certain circumstances. Each share represents an equal proportionate interest in the assets and liabilities belonging to each Fund and is entitled to such dividends and distributions out of income belonging to each Fund as are declared by the Board.

The Small-Cap Equity Fund is the accounting successor to a series of Allianz Funds Multi-Strategy Trust, which commenced operations on September 8, 2011, and for which the Adviser served as the sole sub-adviser (the “Predecessor Fund”). In a transaction that was consummated on October 23, 2015 (the “Reorganization”), the Small-Cap Equity Fund

Fuller & Thaler Funds
Notes to the Financial Statements (continued)
March 31, 2023 - (Unaudited)

acquired the assets and liabilities of: the A, C, and D Classes of the Predecessor Fund, which became the Investor Shares of the Small-Cap Equity Fund; the Class P Shares of the Predecessor Fund, which became the Institutional Shares of the Small-Cap Equity Fund; and the Institutional Shares of the Predecessor Fund, which became the R6 Shares of the Small-Cap Equity Fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the unrealized gain or loss from investments.

In-Kind Redemptions – The Funds intend to redeem shares in cash. However, if the amount an investor is redeeming is over the lesser of $250,000 or 1% of a Fund’s NAV, the Funds have the right to redeem such shares by giving the investor the amount that exceeds the lesser of $250,000 or 1% of a Fund’s NAV in securities instead of cash, which is referred to as a “redemption in-kind.” In the event that a redemption in kind is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Funds.

Fuller & Thaler Funds
Notes to the Financial Statements (continued)
March 31, 2023 - (Unaudited)

During the six months ended March 31, 2023, the following Funds had shares redeemed that included in-kind redemption transactions:

	Redemptions In-Kind
		Value of
Fund / Class	Shares	Securities	Cash	Total Amount	Realized Gains
Small-Cap Equity Fund - R6 Shares	2,810,986	$102,288,169	$3,860,531	$106,148,700	$59,975,447
Small-Cap Growth Fund - R6 Shares	338,486	9,573,761	253,037	9,826,798	2,941,753
Mid-Cap Value Fund - R6 Shares	1,200,069	31,085,530	913,683	31,999,213	11,290,933
Unconstrained Equity Fund - R6 Shares	297,673	8,533,074	945,720	9,478,794	1,840,150
Small-Mid Core Equity Fund - Institutional Shares	—	—	—	—	—
Micro-Cap Equity Fund - Institutional Shares	2,513	60,729	2,202	62,931	23,032

The Funds recognize a gain on in-kind redemptions to the extent that the value of the distributed securities on the date of redemption exceeds the cost of those securities and recognizes a loss to the extent that the cost of those securities exceeds the value of the distributed securities on the date of redemption. Such net gains are not taxable to the Funds and are not required to be distributed to shareholders. The Funds have reclassified these amounts against paid-in capital on the Statements of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Funds’ net assets or NAV per share.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

Fuller & Thaler Funds
Notes to the Financial Statements (continued)
March 31, 2023 - (Unaudited)

The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the net assets of the entire fund.

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (REITs) and distributions from limited partnerships are recognized on the ex-date and are included in dividend income. The calendar year-end classification of distributions received from REITs, which may include return of capital, during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from limited partnerships is reclassified among the components of net assets upon receipt of K-1’s. Withholding taxes on foreign dividends, if any, have been recorded for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Lending - The Trust has entered into a Securities Lending Agreement (“SLA”) with Mitsubishi UFJ Trust and Banking Corp. (“Mitsubishi”). Under the terms of the SLA, each Fund may make secured loans of its portfolio securities in an amount not exceeding 33 1/3% of the value of the Fund’s total assets (as permitted by the 1940 Act) to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned,

Fuller & Thaler Funds
Notes to the Financial Statements (continued)
March 31, 2023 - (Unaudited)

marked to market daily. The collateral can be received in the form of cash collateral and/ or non-cash collateral. Non-cash collateral can include U.S. Government Securities and letters of credit. The cash collateral is invested in the Securities Lending Fund II, LLC, as noted in each lending Fund’s respective Schedule of Investments. Securities Lending Fund II, LLC seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay Mitsubishi fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. A Fund does not have the right to vote securities on loan, but could terminate the loan and regain the right to vote if that were considered important with respect to the investment. At March 31, 2023, the Funds did not have any securities on loan.

Disclosures about Offsetting Assets and Liabilities - The Funds are required to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. As there are no master netting arrangements relating to the Funds’ participation in securities lending, and all amounts related to securities lending are presented gross on the Funds’ Statements of Assets and Liabilities, no additional disclosures have been made on behalf of the Funds. Please refer to the Securities Lending Note for additional disclosures related to securities lending, including collateral related to securities on loan.

Dividends and Distributions – Each Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds.

Fuller & Thaler Funds
Notes to the Financial Statements (continued)
March 31, 2023 - (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fuller & Thaler Funds
Notes to the Financial Statements (continued)
March 31, 2023 - (Unaudited)

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Funds rely on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds, exchange-traded notes, closed-end funds and preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities.

In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2023:

	Valuation Inputs
Small-Cap Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$6,224,898,511	$—	$—	$6,224,898,511
Money Market Funds	96,427,505	—	—	96,427,505
Total	$6,321,326,016	$—	$—	$6,321,326,016

Small-Cap Growth Fund
Common Stocks(a)	$165,992,500	$—	$—	$165,992,500

Mid-Cap Value Fund
Common Stocks(a)	$410,667,854	$—	$—	$410,667,854

Unconstrained Equity Fund
Common Stocks(a)	$36,152,326	$—	$—	$36,152,326

Small-Mid Core Equity Fund
Common Stocks(a)	$36,845,676	$—	$—	$36,845,676

Micro-Cap Equity Fund
Common Stocks(a)	$16,884,740	$—	$—	$16,884,740
Closed End Funds	167,378	—	—	167,378
Total	$17,052,118	$—	$—	$17,052,118

(a)	Refer to Schedule of Investments for industry classifications.

Fuller & Thaler Funds
Notes to the Financial Statements (continued)
March 31, 2023 - (Unaudited)

The Funds did not hold any investments at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement (the “Agreement”), the Adviser manages each Fund’s investments subject to approval of the Board. As compensation for its management services, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly as follows:

					Small-Mid
	Small-Cap	Small-Cap	Mid-Cap	Unconstrained	Core Equity	Micro-Cap
	Equity Fund	Growth Fund	Value Fund	Equity Fund	Fund	Equity Fund
Investment Adviser fee rate	0.60%	0.85%	0.75%	0.85%	0.80%	1.45%
Investment Adviser fee earned	$17,683,655	$578,512	$1,512,741	$161,028	$60,803	$121,421
Fees waived and/or expenses reimbursed by Adviser	$—	$(106,511)	$(99,130)	$(77,660)	$(53,251)	$(56,979)
Payable to / (Receivable from) Adviser	$3,180,666	$98,263	$244,985	$15,426	$12,928	$11,086

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest (other than custodial overdraft fees and expenses associated with the Fund’s participation in an alternative liquidity program), (ii) taxes, (iii) brokerage fees and commissions, (iv) other

Fuller & Thaler Funds
Notes to the Financial Statements (continued)
March 31, 2023 - (Unaudited)

extraordinary expenses not incurred in the ordinary course of the Fund’s business, (v) dividend expense on short sales and (vi) indirect expenses such as acquired fund fees and expenses incurred by the Fund in any fiscal year) do not exceed the following percentages of each Fund’s average daily net assets through January 31, 2024 (“Expense Limitation”):

		Institutional	Investor
	R6 Shares	Shares	Shares	A Shares	C Shares
Small-Cap Equity Fund	0.80%	0.92%	1.25%	1.30%	1.80%
Small-Cap Growth Fund	0.86%	0.96%	1.25%	1.30%	1.80%
Mid-Cap Value Fund	0.75%	0.85%	1.15%	1.20%	1.70%
Unconstrained Equity Fund	0.87%	0.97%	1.30%	1.80%
Small-Mid Core Equity Fund		0.93%		1.26%
Micro-Cap Equity Fund		1.40%

Prior to January 27, 2023, the Adviser contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest (other than custodial overdraft fees and expenses associated with the Fund’s participation in an alternative liquidity program), (ii) taxes, (iii) brokerage fees and commissions, (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (v) dividend expense on short sales and (vi) indirect expenses such as acquired fund fees and expenses incurred by the Fund in any fiscal year) did not exceed 0.99% for the Institutional Shares of the Small-Cap Equity Fund; 0.90% and 0.99% for the R6 Shares and Institutional Shares, respectively of the Small-Cap Growth Fund; 0.80% and 0.90% for the R6 Shares and Institutional Shares, respectively of the Mid-Cap Value Fund; 0.90% and 0.99% for the R6 Shares and Institutional Shares, respectively of the Mid-Cap Value Fund; 0.95% for the Institutional Shares of the Small-Mid Core Equity Fund and 1.45% for the Institutional Shares of the Mid-Cap Equity Fund.

During any fiscal year that the Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement took effect and provided further that such recoupment can be achieved within the Expense Limitation currently in effect and the Expense Limitation in place when the waiver/ reimbursement occurred. This expense cap agreement may be terminated by the Board at any time.

Fuller & Thaler Funds
Notes to the Financial Statements (continued)
March 31, 2023 - (Unaudited)

As of March 31, 2023, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements as follows:

					Small-Mid
Recoverable	Small-Cap	Small-Cap	Mid-Cap	Unconstrained	Core Equity	Micro-Cap
Through	Equity Fund	Growth Fund	Value Fund	Equity Fund	Fund	Equity Fund
September 30, 2023	$—	$79,822	$54,678	$44,295	$40,790	$43,686
September 30, 2024	—	124,546	98,471	86,039	79,695	90,794
September 30, 2025	—	217,496	110,343	178,975	96,132	110,062
March 31, 2026	—	106,511	99,130	77,660	53,251	56,979
	$—	$528,375	$362,622	$386,969	$269,868	$301,521

The Trust retains Ultimus Fund Solutions, LLC (the “Administrator”) to provide the Funds with administration, fund accounting and transfer agent services, including all regulatory reporting. Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of the Administrator, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust.

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her required retirement as a Trustee at age 78 (which may be extended for up to two years in an emeritus non-voting capacity at the pleasure and request of the Board), or until he/she dies, resigns, or is removed, whichever is sooner. “Independent Trustees”, meaning those Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, as amended, have each received an annual retainer of $1,500 per Fund and $500 per Fund for each quarterly Board meeting. In addition, each Independent Trustee may be compensated for preparation related to and participation in any special meetings of the Board and/or any Committee of the Board, with such compensation determined on a case-by-case basis based on the length and complexity of the meeting. The Trust also reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at Board meetings.

The officers and one trustee of the Trust are employees of the Administrator. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the principal distributor of each Fund’s shares. The Distributor is a wholly-owned subsidiary of the Administrator. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

The Funds have adopted a Distribution Plan (the “12b-1 Plan”) pursuant to Rule 12b-1 of the 1940 Act. The 12b-1 Plan provides that the Funds will pay the Distributor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a fee of 0.25% of the average daily net assets of each Fund’s Investor Shares and A Shares and 1.00% of the average daily net assets of each Fund’s C Shares in connection with the promotion and distribution of each Fund’s Investor Shares, A Shares and C Shares or the

Fuller & Thaler Funds
Notes to the Financial Statements (continued)
March 31, 2023 - (Unaudited)

provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). Under the 12b-1 Plan, the 1.00% C Share 12b-1 fee includes a 0.25% service fee. Over time, 12b-1 fees will increase the cost of your investment in a Fund’s Investor, A, and C Shares and may cost you more than paying other types of sales charges because these fees are paid out of the Fund’s Investor, A, and C Shares on an on-going basis. For the six months ended March 31, 2023, 12b-1 expenses incurred by the Funds were as follows:

					Small-Mid
	Small-Cap	Small-Cap	Mid-Cap	Unconstrained	Core Equity
Distribution Fees	Equity Fund	Growth Fund	Value Fund	Equity Fund	Fund
Investor Shares	$378,328	$5,228	$11,767	$—	$—
A Shares	12,119	553	859	54	52
C Shares	61,938	4,600	967	135	—
Payable for 12b-1 fees	174,770	4,194	7,251	93	50

During the six months ended March 31, 2023, the Distributor retained the following amounts in sales commissions from the sales of A Shares of the Funds:

Small-Cap Equity Fund	$3,114
Small-Cap Growth Fund	458
Mid-Cap Value Fund	1,121
Unconstrained Equity Fund	19

During the six months ended March 31, 2023, the Distributor received the following amounts in contingent deferred sales charges related to redemptions of C Shares of the Funds:

Small-Cap Equity Fund	$11,535
Small-Cap Growth Fund	5,845
Mid-Cap Value Fund	2,625

The Funds have adopted an Administrative Services Plan (the “Plan”) for Institutional Shares, Investor Shares, and A Shares of the Funds. The Plan allows the Funds to pay financial intermediaries that provide services relating to Institutional Shares, Investor Shares, and A Shares. The Plan permits payments for the provision of certain administrative, recordkeeping and other non-distribution related services to Institutional Share, Investor Share and A Share shareholders. The Plan permits the Funds to make service fee payments at an annual rate of up to 0.25% of each Fund’s average daily net assets attributable to its A Shares and up to 0.20% of each Fund’s average daily net assets attributable to its

Fuller & Thaler Funds
Notes to the Financial Statements (continued)
March 31, 2023 - (Unaudited)

Institutional Shares or Investor Shares. Because these fees are paid respectively out of the assets of each Fund’s Institutional Shares, Investor Shares and A Shares on an ongoing basis, over time they will increase the cost of an investment in Institutional Shares, Investor Shares and A Shares.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2023, purchases and sales of investment securities, other than short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
Small-Cap Equity Fund	$1,800,974,214	$794,266,754
Small-Cap Growth Fund	118,307,027	81,897,041
Mid-Cap Value Fund	140,942,682	6,291,203
Unconstrained Equity Fund	3,944,674	6,278,267
Small-Mid Core Equity Fund	33,995,731	4,598,171
Micro-Cap Equity Fund	10,016,481	7,076,182

There were no purchases or sales of long-term U.S. government obligations during the six months ended March 31, 2023.

For the six months ended March 31, 2023, in-kind purchases and sales transactions were as follows:

	In-Kind Purchases	In-Kind Sales
Small-Cap Equity Fund	$—	$102,288,169
Small-Cap Growth Fund	—	9,573,761
Mid Cap Value Fund	—	31,085,530
Unconstrained Equity Fund	—	8,533,074
Micro-Cap Equity Fund	—	54,171

Fuller & Thaler Funds
Notes to the Financial Statements (continued)
March 31, 2023 - (Unaudited)

NOTE 6. FEDERAL TAX INFORMATION

At March 31, 2023, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

					Small-Mid
	Small-Cap	Small-Cap	Mid-Cap Value	Unconstrained	Core Equity	Micro-Cap
	Equity Fund	Growth Fund	Fund	Equity Fund	Fund	Equity Fund
Gross unrealized appreciation	$1,330,974,855	$25,818,004	$18,992,296	$3,595,383	$1,856,946	$2,322,842
Gross unrealized depreciation	(197,327,656)	(2,232,267)	(48,404,570)	(4,103,271)	(1,658,990)	(2,189,160)
Net unrealized appreciation/ (depreciation) on investments	$1,133,647,199	$23,585,737	$(29,412,274)	$(507,888)	$197,956	$133,682
Tax cost of investments	$5,187,678,817	$142,406,763	$440,080,128	$36,660,214	$36,647,720	$16,918,436

The tax character of distributions paid for the fiscal year ended September 30, 2022, the Funds’ most recent fiscal year end, were as follows:

				Small-Mid
	Small-Cap	Small-Cap	Mid-Cap Value	Core Equity	Micro-Cap
	Equity Fund	Growth Fund	Fund	Fund	Equity Fund
Distributions paid from:
Ordinary income(a)	$24,267,177	$13,136,255	$1,758,857	$116,375	$513,046
Long-term capital gains	202,152,193	4,496,878	1,836,577	152,240	639,510
Total distributions paid	$226,419,370	$17,633,133	$3,595,434	$268,615	$1,152,556

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At September 30, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Small-Cap	Small-Cap	Mid-Cap Value	Unconstrained	Small-Mid Core	Micro-Cap
	Equity Fund	Growth Fund	Fund	Equity Fund	Equity Fund	Equity Fund
Undistributed Ordinary Income	$41,035,423	$—	$5,797,736	$—	$53,125	$—
Undistributed Long-Term Capital Gains	27,859,740	—	1,797,476	—	—	—
Accumulated Capital and Other Losses	—	(8,896,051)	—	(907,437)	(21,224)	(387,414)

Fuller & Thaler Funds
Notes to the Financial Statements (continued)
March 31, 2023 - (Unaudited)

	Small-Cap	Small-Cap	Mid-Cap Value	Unconstrained	Small-Mid Core	Micro-Cap
	Equity Fund	Growth Fund	Fund	Equity Fund	Equity Fund	Equity Fund
Unrealized Appreciation (Depreciation) on Investments(a)	398,985,488	(9,044,864)	(25,700,304)	(7,455,971)	(919,684)	(2,920,819)
Total Accumulated Earnings (Deficits)	$467,880,651	$(17,940,915)	$(18,105,092)	$(8,363,408)	$(887,783)	$(3,308,233)

(a)	The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of wash losses and return of capital adjustments.

As of September 30, 2022, the Small-Mid Core Equity Fund had short-term net capital loss carryforwards which are available to offset future net capital gains of $21,224.

Certain qualified losses incurred after October 31, and within the current taxable year, are deemed to arise on the first business day of the Funds following taxable year. For the tax year ended September 30, 2022, the Small-Cap Growth Fund, Unconstrained Equity Fund and the Micro-Cap Equity Fund deferred post October qualified losses in the amount of $8,361,642, $907,437, and $301,136, respectively.

Under current tax law, net investment losses after December 31 and capital losses realized after October 31 of the Funds fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Small-Cap Growth Fund and the Micro-Cap Equity Fund had a Qualified Late Year Ordinary Loss in the amount of $534,409 and $86,278, respectively.

NOTE 7. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of March 31, 2023, Small-Cap Growth Fund had 35.29% of the value of its net assets invested in securities within the Technology sector and Micro-Cap Equity Fund had 25.38% invested in the Consumer Discretionary sector.

Fuller & Thaler Funds
Notes to the Financial Statements (continued)
March 31, 2023 - (Unaudited)

NOTE 8. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds entered into contracts with its service providers, on behalf of the Funds, and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expect the risk of loss to be remote, however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

NOTE 9. REFLOW LIQUIDITY PROGRAM

The Funds may participate in the ReFlow Fund, LLC (“ReFlow”) liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on a fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of each fund’s net redemptions on a given day. ReFlow will purchase shares of a Fund at net asset value and will not be subject to any investment minimum applicable to such shares. ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of each Fund. ReFlow will periodically redeem its entire share position in a Fund. For use of the ReFlow service, each Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds.

During the six months ended March 31, 2023, the following Funds utilized ReFlow:

	ReFlow Purchased Shares	ReFlow Service Fees
Small-Cap Equity Fund	2,950,007	$212,711
Small-Cap Growth Fund	302,857	24,560
Mid-Cap Value Fund	1,233,409	18,647
Unconstrained Equity Fund	176,040	10,467
Small-Mid Core Equity Fund	—	—
Micro-Cap Equity Fund	2,754	236

NOTE 10. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Liquidity Risk Management Program (Unaudited)

The Trust has adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The Program applies to each individual series of the Trust. The Program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Board approved the appointment of the Liquidity Administrator Committee, comprising certain Trust officers and employees of the Adviser. The Liquidity Administrator Committee maintains Program oversight and reports to the Board on at least an annual basis regarding the Program’s operational effectiveness through a written report (the “Report”). The Report outlined the operation of the Program and the adequacy and effectiveness of the Program’s implementation and was presented to the Board for consideration at its meeting held on December 7 and 8, 2022. During the review period, the Funds did not experience unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the review period the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that the Program is reasonably designed to prevent violation of the Liquidity Rule and has been effectively implemented.

Summary of Fund Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other funds. Each Fund’s example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2022 through March 31, 2023.

Actual Expenses

The first line of the table for each class provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table for each class is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

		Beginning	Ending
		Account	Account	Expenses
		Value	Value	Paid	Annualized
		October 1,	March 31,	During	Expense
		2022	2023	Period(a)	Ratio
Small-Cap Equity Fund
R6 Shares	Actual	$1,000.00	$1,161.20	$ 3.46	0.64%
	Hypothetical(b)	$1,000.00	$1,021.73	$ 3.24	0.64%
Institutional Shares	Actual	$1,000.00	$1,160.60	$ 3.97	0.74%
	Hypothetical(b)	$1,000.00	$1,021.26	$ 3.71	0.74%
Investor Shares	Actual	$1,000.00	$1,158.80	$ 5.55	1.03%
	Hypothetical(b)	$1,000.00	$1,019.79	$ 5.19	1.03%
A Shares	Actual	$1,000.00	$1,158.90	$ 5.52	1.02%
	Hypothetical(b)	$1,000.00	$1,019.82	$ 5.16	1.02%
C Shares	Actual	$1,000.00	$1,155.30	$ 8.82	1.64%
	Hypothetical(b)	$1,000.00	$1,016.74	$ 8.26	1.64%

Summary of Fund Expenses (Unaudited) (continued)

		Beginning	Ending
		Account	Account	Expenses
		Value	Value	Paid	Annualized
		October 1,	March 31,	During	Expense
		2022	2023	Period(a)	Ratio
Small-Cap Growth Fund
R6 Shares	Actual	$1,000.00	$1,175.80	$ 4.83	0.89%
	Hypothetical(b)	$1,000.00	$1,020.50	$ 4.48	0.89%
Institutional Shares	Actual	$1,000.00	$1,175.60	$ 5.30	0.98%
	Hypothetical(b)	$1,000.00	$1,020.06	$ 4.92	0.98%
Investor Shares	Actual	$1,000.00	$1,173.90	$ 6.77	1.25%
	Hypothetical(b)	$1,000.00	$1,018.70	$ 6.29	1.25%
A Shares	Actual	$1,000.00	$1,173.90	$ 7.04	1.30%
	Hypothetical(b)	$1,000.00	$1,018.45	$ 6.54	1.30%
C Shares	Actual	$1,000.00	$1,170.50	$ 9.74	1.80%
	Hypothetical(b)	$1,000.00	$1,015.96	$ 9.05	1.80%
Mid-Cap Value Fund
R6 Shares	Actual	$1,000.00	$1,064.40	$ 4.02	0.78%
	Hypothetical(b)	$1,000.00	$1,021.03	$ 3.94	0.78%
Institutional Shares	Actual	$1,000.00	$1,063.70	$ 4.52	0.88%
	Hypothetical(b)	$1,000.00	$1,020.55	$ 4.43	0.88%
Investor Shares	Actual	$1,000.00	$1,062.60	$ 5.91	1.15%
	Hypothetical(b)	$1,000.00	$1,019.20	$ 5.79	1.15%
A Shares	Actual	$1,000.00	$1,062.60	$ 5.94	1.15%
	Hypothetical(b)	$1,000.00	$1,019.17	$ 5.81	1.15%
C Shares	Actual	$1,000.00	$1,059.40	$ 8.73	1.70%
	Hypothetical(b)	$1,000.00	$1,016.46	$ 8.55	1.70%
Unconstrained Equity Fund
R6 Shares	Actual	$1,000.00	$1,179.40	$ 4.83	0.89%
	Hypothetical(b)	$1,000.00	$1,020.50	$ 4.48	0.89%
Institutional Shares	Actual	$1,000.00	$1,179.20	$ 5.34	0.98%
	Hypothetical(b)	$1,000.00	$1,020.03	$ 4.95	0.98%
A Shares	Actual	$1,000.00	$1,178.10	$ 7.06	1.30%
	Hypothetical(b)	$1,000.00	$1,018.45	$ 6.54	1.30%
C Shares	Actual	$1,000.00	$1,176.90	$ 9.77	1.80%
	Hypothetical(b)	$1,000.00	$1,015.96	$ 9.05	1.80%
Small-Mid Core Equity Fund
Institutional Shares	Actual	$1,000.00	$1,193.70	$ 5.12	0.94%
	Hypothetical(b)	$1,000.00	$1,020.26	$ 4.72	0.94%
A Shares	Actual	$1,000.00	$1,191.90	$ 6.88	1.26%
	Hypothetical(b)	$1,000.00	$1,018.65	$ 6.34	1.26%

Summary of Fund Expenses (Unaudited) (continued)

		Beginning	Ending
		Account	Account	Expenses
		Value	Value	Paid	Annualized
		October 1,	March 31,	During	Expense
		2022	2023	Period(a)	Ratio
Micro-Cap Equity Fund
Institutional Shares	Actual	$1,000.00	$1,071.50	$ 7.39	1.43%
	Hypothetical(b)	$1,000.00	$1,017.80	$ 7.20	1.43%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

Investment Advisory Agreement Approval (Unaudited)

At a quarterly meeting of the Board of Trustees of Capitol Series Trust (“Trust”) conducted on December 7 and 8, 2022 (the “Meeting”), the Trust’s Board of Trustees (the “Board”), including all of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuation of the Investment Advisory Agreement (the “Current Investment Advisory Agreement”) between the Trust and Fuller & Thaler Asset Management, Inc. (“Fuller & Thaler” or the “Adviser”) as it relates to the Fuller & Thaler Behavioral Small-Cap Equity Fund (the “Small-Cap Equity Fund”), the Fuller & Thaler Behavioral Small-Cap Growth Fund (the “Small-Cap Growth Fund”), the Fuller & Thaler Behavioral Mid-Cap Value Fund (the “Mid-Cap Value Fund”), the Fuller & Thaler Behavioral Unconstrained Equity Fund (the “Unconstrained Equity Fund”), the Fuller & Thaler Behavioral Small-Mid Core Equity Fund (the “Small-Mid Core Equity Fund”), and the Fuller & Thaler Behavioral Micro-Cap Equity Fund (the “Micro-Cap Fund”). In addition, at the Meeting the Trust’s Board considered and approved a new Investment Advisory Agreement (the “New Investment Advisory Agreement”, and together with the Current Investment Advisory Agreement, the “Investment Advisory Agreement”) between the Trust and Fuller & Thaler with regard to its new series, the Fuller & Thaler Behavioral Mid-Cap Equity Fund (the “Mid-Cap Equity Fund” and collectively, the Funds are referred to herein as, the “Fuller & Thaler Funds”).

Prior to the Meeting, the Trustees received and considered information from Fuller & Thaler and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the terms of the Investment Advisory Agreement between the Trust and Fuller & Thaler as it relates to each Fuller & Thaler Fund. The Trustees also received and considered information including, but not limited to, Fuller & Thaler’s combined responses to counsel’s due diligence letter and Fuller & Thaler’s supplemental responses to counsel’s supplemental requests. Counsel’s due diligence letter and supplemental requests each requested information relevant to the renewal or approval of the Investment Advisory Agreement as it relates to each of the Fuller & Thaler Funds. The Trustees also received and considered information concerning an Expense Limitation Agreement to become effective January 27, 2023, whereby Fuller & Thaler has contractually committed to reduce its management fees and, if necessary, reimburse each Fuller & Thaler Fund’s operating expenses through January 31, 2024, as specified in the Expense Limitation Agreement. The Trustees also received and considered benchmark performance comparison data and Morningstar peer group category and custom peer group expense and performance data previously compiled by Broadridge for comparative purposes relative to each Fuller & Thaler Fund (the “Support Materials”).

The Trustees reviewed the Support Materials at various times with Fuller & Thaler, Trust management, and counsel to the Independent Trustees. Representatives of Fuller & Thaler met with the Trustees and provided additional relevant information, including but not limited to information relating to: the services Fuller & Thaler currently provides to the Fuller & Thaler Funds; Fuller & Thaler’s investment philosophy; Fuller & Thaler’s distribution and marketing efforts on behalf of the Fuller & Thaler Funds; the Adviser’s ownership structure and future plans with regard to its ownership structure; the Adviser’s financial statements, including information related to its profitability and balance sheets; historical and projected profitability of the Fuller & Thaler Funds, including Fuller & Thaler’s overhead allocation methodology; resources available to service the Fuller & Thaler Funds, including compliance resources; other benefits that Fuller & Thaler derives from its relationship with the Fuller & Thaler Funds; and Fuller & Thaler’s disaster recovery plan. In its considerations, the Board noted the completeness of the Support Materials that Fuller & Thaler had provided, as well as

Investment Advisory Agreement Approval (Unaudited) (continued)

the discussions that had occurred with representatives of Fuller & Thaler at various times, including during the Meeting. This information, together with the information provided to and reviewed by the Board throughout the course of the year and since the inception of each of the Fuller & Thaler Funds, formed the primary, but not exclusive, basis for the Board’s determinations.

Before voting to renew the Current Investment Advisory Agreement and approve the New Investment Advisory Agreement, the Trustees reviewed the terms of the Investment Advisory Agreement as it relates to each Fuller & Thaler Fund and the Support Materials with Trust management and with counsel to the Independent Trustees. The Trustees received and discussed a memorandum from such counsel delineating the legal standards governing their consideration of the approval of the Investment Advisory Agreement and describing each Trustee’s duty of care and duty of loyalty obligations to shareholders application and the section application of fiduciary duty standards imposed by Section 36(b) of the 1940 Act, which memorandum described the various factors that the U.S. Securities and Exchange Commission (“SEC”) and U.S. Courts over the years have suggested would be appropriate for trustee consideration, including the factors outlined in Gartenberg v. Merrill Lynch Asset Management Inc., 694 F.2d 923, 928 (2d Cir. 1982); cert. denied sub. nom. and Andre v. Merrill Lynch Ready Assets Trust, Inc., 461 U.S. 906 (1983).

In determining whether to renew or approve the Investment Advisory Agreement with respect to each of the Fuller & Thaler Funds, the Trustees considered all factors they believed relevant, including the following: (1) the nature, extent, and quality of the services provided by Fuller & Thaler with respect to the Fuller & Thaler Funds; (2) the cost of the services provided and the profits realized by Fuller & Thaler from services rendered to the Trust with respect to the Fuller & Thaler Funds, both individually and collectively; (3) comparative fee and expense data for each of the Fuller & Thaler Funds and other investment companies with similar investment objectives; (4) the extent to which economies of scale may be realized as each Fund grows, and whether the advisory fees for each Fund reflects such economies of scale for each Fund’s benefit; and (5) other financial benefits to Fuller & Thaler resulting from services that it renders to the Fuller & Thaler Funds. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

After having received and reviewed the Support Materials, as well as quarterly investment performance, compliance, operating, and distribution reports from Fuller & Thaler for the Fuller & Thaler Funds since each Fund’s inception, the Trustees determined that they had all of the information they deemed reasonably necessary to make an informed decision about the renewal of the Current Investment Advisory Agreement and the approval of the New Investment Advisory Agreement. The Trustees discussed the facts and factors relevant to their consideration and approval of the Investment Advisory Agreement as it relates to each Fuller & Thaler Fund, which incorporated and reflected their knowledge of Fuller & Thaler’s ongoing services to the Fuller & Thaler Funds. The Trustees noted the inclusion of fee and performance comparisons of each Fuller & Thaler Fund to such Fund’s respective Morningstar peer group category, as well as a custom peer group comparison created by Broadridge. Taking such information into account, including the Trustees’ discussions with representatives of Fuller & Thaler at the Meeting as well as the Board’s review of the Support Materials provided in connection with the approval of the Investment Advisory Agreement, the Board concluded that the overall arrangements between the Trust and Fuller & Thaler with respect to each Fuller & Thaler Fund, as set forth in the Investment Advisory Agreement, are fair and reasonable in light of the services Fuller & Thaler performs, the investment advisory fees that each Fuller & Thaler

Investment Advisory Agreement Approval (Unaudited) (continued)

Fund pays, the proposed advisory fee to be paid by the Mid-Cap Equity Fund, and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Current Investment Advisory Agreement for an additional one-year term and approve the New Investment Advisory Agreement with regard to the Mid-Cap Equity Fund for an initial two-year period are summarized below.

Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that Fuller & Thaler provides under the Investment Advisory Agreement, noting that such services include but are not limited to the following: (1) investing each Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of and the timing of such transactions; (3) voting all proxies with respect to each Fund’s portfolio securities; (4) maintaining the required books and records for transactions that Fuller & Thaler affects on behalf of each Fund; and (5) selecting broker-dealers to execute orders on behalf of each Fund. The Trustees noted no changes to the services that Fuller & Thaler currently provides to the Fuller & Thaler Funds under the terms of the Investment Advisory Agreement. The Trustees considered Fuller & Thaler’s capitalization and its assets under management. The Trustees further considered the investment philosophy and experience of each Fund’s portfolio management team, including the firm’s expertise in behavioral finance and proprietary behavioral finance model which is a key component of each Fund’s investment strategy. In addition, the Trustees noted the compliance services, marketing, distribution and client relationship services that Fuller & Thaler provides on behalf of the Funds. The Trustees compared the Fuller & Thaler Funds’ performance to each Fund’s benchmark index, Morningstar peer group category and custom peer group created by Broadridge. It was noted that while the Board reviewed Morningstar peer group and benchmark performance data compared to all of the applicable share classes offered by each respective Fund, the comparison of each Fund’s Institutional Shares to the Fund’s respective benchmark index, Morningstar peer group category and custom peer group is discussed herein for consistency of presentation and because the Institutional Share Class represents the largest share class and has the longest performance history for each Fund. The Trustees considered that, for the periods indicated:

●	The Small-Cap Equity Fund outperformed its benchmark index, the Russell 2000, for the one-, three-, five-, and ten-year and since inception (9/8/2011) periods ended September 30, 2022. The Small-Cap Equity Fund also outperformed the median performance of its Morningstar category, Small Blend, as well as the median performance of its custom Broadridge peer group, for the one-, three- and five-year and since inception periods ended September 30, 2022.

●	The Small-Cap Growth Fund outperformed its benchmark index, the Russell 2000 Growth, for the one- and three-year and since-inception (12/21/2017) periods ended September 30, 2022. The Small-Cap Growth Fund outperformed the Morningstar category median, Small Growth, but slightly trailed the Peer Group median for the one-year period ended September 30, 2022. The Small-Cap Growth Fund outperformed the category median and the custom peer group median for the three-year and since inception periods ended August 31, 2022.

●	The Mid-Cap Value Fund outperformed its benchmark index, the Russell Mid-Cap Value, for the one- and three-year, and since inception (12/21/2017) periods ended September 30, 2022. The Mid-Cap Value Fund also outperformed the median performance of both its Morningstar

Investment Advisory Agreement Approval (Unaudited) (continued)

category, Mid-Cap Value, and its custom Broadridge peer group for the same time periods.

●	The Unconstrained Equity Fund underperformed its benchmark index, the Russell 3000, for the one- and three-year and since inception (12/26/2018) periods ended September 30, 2022. The Unconstrained Equity Fund trailed its Morningstar Category median, the Mid-Cap Blend, and the custom peer group median for the one- and three-year periods ended September 30, 2022. However, the Fund outperformed the medians of both the Morningstar category and custom peer group for the since inception period.

●	The Micro-Cap Fund underperformed its benchmark index, the Russell Microcap, for the one- and three-year and since inception (12/28/2018) periods ended September 30, 2022. The Micro-Cap Fund also underperformed relative to the medians of its Morningstar category, Small Blend, and to its custom peer group for the one- and three-year and since inception periods ended September 30, 2022.

●	The Small-Mid Core Equity Fund underperformed its benchmark index, the Russell 2500, for the one-year period, but outperformed the benchmark index for the three-year and since inception (12/26/2018) periods ended September 30, 2022. The Small-Mid Core Equity Fund underperformed the median of both its Morningstar category, Mid-Cap Blend, and custom peer group for the one-year period, but outperformed the Morningstar category median and the custom peer group median for the three-year and since-inception periods ended September 30, 2022.

●	With respect to the Mid-Cap Equity Fund, the Trustees noted that a performance composite for the strategy was not available due to the newness of the strategy. The Board noted that Fuller & Thaler uses the same behavioral finance investment strategy irrespective of the capitalization of the securities being purchased.

Finally, the Trustees took notice of the growth of assets in the Fuller & Thaler Funds and the growth of the firm overall. Taking these factors into account, the Trustees concluded that they are satisfied with the nature, extent and quality of services that Fuller & Thaler currently provides to the Fuller & Thaler Funds, and the services contemplated for the Mid-Cap Equity Fund, under the Investment Advisory Agreement.

Cost of Advisory Services and Profitability. The Trustees considered the annual management fee that each Fuller & Thaler Fund pays to Fuller & Thaler under the Current Investment Advisory Agreement. The Trustees also considered the proposed annual management fee to be paid to Fuller & Thaler by the Mid-Cap Equity Fund. The Trustees considered Fuller & Thaler’s profitability from the services rendered to each of the Fuller & Thaler Funds. The Trustees further considered Fuller & Thaler’s commitment to contractually reduce its management fees and, if necessary, reimburse each Fuller & Thaler Fund’s operating expenses through January 31, 2024, as specified in the Expense Limitation Agreement presented in the Board Materials. Lastly, the Trustees noted that Fuller & Thaler subsidizes the costs of distribution services rendered to the Fuller & Thaler Funds in excess of amounts accrued and payable pursuant to the Funds’ Rule 12b-1 Distribution Plan.

Comparative Fee and Expense Data. The Trustees noted that:

●	The Small-Cap Equity Fund’s contractual management fee of 0.60% was lower than the

Investment Advisory Agreement Approval (Unaudited) (continued)

averages and medians of its Morningstar category and custom peer group. Further, the Small-Cap Equity Fund’s net and gross total expense ratios of 0.74% for its Institutional Class Shares (which are the same because this Fund’s annualized operating expense ratio is lower than the expense ratio cap in its operating expense limitation agreement) was lower than the average and median of the net and gross total expense ratios for its Morningstar category and custom peer group.

●	The Small-Cap Growth Fund’s contractual management fee of 0.85% was higher than the Morningstar category median and average and equal to the custom peer group median and average. Further, the Small-Cap Growth Fund’s net total expense ratio of 0.99% for its Institutional Class Shares was slightly higher than median and average of its Morningstar category, and lower than the custom peer group median and average. The Small-Cap Growth Fund’s gross total expense ratio of 1.14% for its Institutional Class was lower than both average and median of the custom peer group, and was lower than the Morningstar category average but higher than the category median. The Board noted a substantial reduction in the Fund’s gross operating expenses. The Board noted that shareholders were currently only impacted by the net expense ratio due to the Adviser’s commitment to its expense limitation agreement. The Board also noted that the Small-Cap Growth Fund’s net assets were, in general, lower than many of the funds to which it was compared in its Morningstar category and higher than the average and median net assets of the custom peer group.

●	The Mid-Cap Value Fund’s contractual management fee of 0.75% was equal to the custom peer group median, higher than the peer group average, and higher than both the Morningstar category median and average. Further, the Mid-Cap Value Fund’s net total expense ratio 0.90% for its Institutional Class Shares was equal to custom peer group median, slightly higher than the peer group average, and also higher than both the Morningstar category median and average. The Mid-Cap Value Fund’s gross total expense ratio of its Institutional Class Shares was equal to the custom peer group median and lower than the peer group average, and was higher than the Morningstar category median and lower than the category average. The Board noted that the Mid-Cap Value Fund’s shareholders were currently only impacted by the net expense ratio due to the Adviser’s commitment to its expense limitation agreement. The Board also noted that the Mid-Cap Value Fund’s net assets were, in general, lower than many of the funds to which it was compared in its Morningstar category and consistent with the median and average net assets of its custom peer group.

●	The Unconstrained Equity Fund’s contractual management fee of 0.85% was equal to the custom peer group median and average, and higher than the Morningstar category average and median contractual management fee. Further, the Unconstrained Fund’s net total expense ratio of 0.99% for its Institutional Class Shares was lower than the custom peer group average and higher than the peer group median, and was higher than both the average and median of the Morningstar category. The Unconstrained Fund’s gross total expense ratio of its Institutional Class Shares of 1.31% was lower than the custom peer group average and higher than the median peer group average, and was lower than the Morningstar category average and higher than the category median. The Board noted that the Unconstrained Equity Fund’s shareholders were currently only impacted by the net expense ratio due to the Adviser’s commitment to its expense limitation agreement. The Board also noted that the Fuller & Thaler Unconstrained

Investment Advisory Agreement Approval (Unaudited) (continued)

Equity Fund’s net assets were, in general, lower than many of the funds to which it was compared in both the Morningstar category and the custom peer group.

●	The Micro-Cap Fund’s contractual management fee of 1.45% was higher than the Morningstar category median and average, and equal to the custom peer group median and average. Further, the Micro-Cap Fund’s net total expense ratio of 1.45% for its Institutional Class Shares was higher than the Morningstar category median and average and the custom peer group median and average. The Micro-Cap Fund’s gross total expense ratio of 2.17% for its Institutional Class Shares was higher than the Morningstar category median and lower than the category average and was higher than both the average and median of the custom peer group. The Board noted that the Micro-Cap Fund’s shareholders were currently only impacted by the net expense ratio due to the Adviser’s commitment to its expense limitation agreement. However, the Board noted the distinct differences in the Micro-Cap Fund’s strategy compared to other funds in its Morningstar category of Small Blend and its custom peer group. The Board also considered the comparatively small net assets of the Micro-Cap Fund in comparison to its Morningstar category and custom peer group.

●	The Small-Mid Core Equity Fund’s contractual management fee of 0.80% was equal to the custom peer group median and average, and higher than the Morningstar category median and average. Further, the Small-Mid Core Equity Fund’s net total expense ratio of 0.95% of its Institutional Class Shares was lower than the custom peer group average and higher than the peer group median, and higher than the Morningstar category median and average. The Small-Mid Core Equity Fund’s gross total expense ratio of its Institutional Class Shares was higher than the custom peer group median and average and the Morningstar category median and average. The Board noted that the Small-Mid Core Equity Fund’s shareholders were currently only impacted by the net expense ratio due to the Adviser’s commitment to its expense limitation agreement. The Board also noted that the Small-Mid Core Equity Fund’s net assets were, in general, lower than many of the funds to which it was compared in both the Morningstar category and custom peer group.

●	The Mid-Cap Equity Fund’s proposed contractual management fee of 0.75% was equal to both the Morningstar category, Mid-Cap Blend, median and the custom peer group median and higher than both the category average and custom peer group average. The Mid-Cap Equity Fund’s net total expense ratio for Institutional Class Shares of 0.88%, as stated in the expense limitation agreement, is lower than the custom peer group average and median net total expense ratio, higher than the Morningstar category and lower than the category average.

In assessing the reasonableness of fees and expenses for each of the Funds, the Trustees further considered the fees paid by Fuller & Thaler’s separately managed accounts and sub-advisory relationships to other accounts with similar investment objectives and strategies to that of each Fuller & Thaler Fund, noting the differences in the services provided to those accounts compared to the services provided to each Fuller & Thaler Fund. In particular, they also noted that Fuller & Thaler has additional responsibilities with respect to each the Fuller & Thaler Funds, including compliance, reporting and operational responsibilities. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, or from one investment product to the other, the Trustees concluded that the advisory fee charged to each of respective Fuller & Thaler Fund is reasonable.

Investment Advisory Agreement Approval (Unaudited) (continued)

Morningstar Ranking. The Trustees noted the overall Morningstar ranking for each of the Fuller & Thaler Funds as presented in the Supporting Materials. Morningstar fund ratings are a purely quantitative, backward-looking measure of a fund’s past performance, measured from one to five stars. Star ratings are calculated at the end of every month. The overall star rating for each fund is based on a weighted average (rounded to the nearest integer) of the number of stars assigned to it in the three-, five-, and 10-year rating periods. The Trustees observed that for the period ended September 30, 2022 the Funds had the following overall Morningstar rating: the Small-Cap Equity Fund was rated five stars, the Small-Cap Growth Fund was rated five stars, the Mid-Cap Value Fund was rated four stars, the Unconstrained Equity Fund was rated three stars, the Small-Mid Core Equity Fund was rated three stars, and the Micro-Cap Equity Fund was rated one star.

Economies of Scale. The Trustees considered whether the Fuller & Thaler Funds may benefit from any economies of scale. The Trustees noted that given the very low management fee of the Fuller & Thaler Small-Cap Equity Fund, fee breakpoints would not be necessary or appropriate at the current time. They additionally noted while the Fund has realized some economies of scale with regard to certain fees and expenses that it bears, the Trustees did not find that any material economies currently exist with respect to the advisory services that Fuller & Thaler provides that would warrant the imposition of breakpoints. The Trustees also noted that it was not necessary or appropriate to implement fee breakpoints with regard to the management fees of the other Fuller & Thaler Funds. With respect to the other Fuller & Thaler Funds, the Trustees considered that an increase in assets would most likely not decrease the level of advisory services that Fuller & Thaler would need to provide to the Funds at the present time. The Trustees concluded that the other Fuller & Thaler Funds are not likely to benefit from any economies of scale at this time.

Other Benefits. The Trustees considered the extent to which Fuller & Thaler utilizes soft dollar arrangements with respect to portfolio transactions, and noted that Fuller & Thaler does utilize soft dollar arrangements consistent with the Section 28(e) safe harbor in connection with the execution of client transactions. They also noted however, that affiliated brokers will not be utilized to execute the portfolio transactions of the Fuller & Thaler Funds. The Trustees concluded that, all things considered, Fuller & Thaler will not receive material additional financial benefits from services rendered to the Fuller & Thaler Funds.

FACTS	WHAT DO THE FULLER & THALER FUNDS (the “Funds”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■     Social Security number

■     account balances and account transactions

■     transaction or loss history and purchase history

■     checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do the Funds share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (888) 912-4562

Who we are
Who is providing this notice?	Fuller & Thaler Funds Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How do the Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How do the Funds collect my personal information?

We collect your personal information, for example, when you

■     open an account or deposit money

■     buy securities from us or sell securities to us

■     make deposits or withdrawals from your account

■     give us your account information

■     make a wire transfer

■     tell us who receives the money

■     tell us where to send the money

■     show your government-issued ID

■     show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     sharing for affiliates’ everyday business purposes —information about your creditworthiness

■     affiliates from using your information to market to you

■     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■     Fuller & Thaler Asset Management, Inc., the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

■     The Fuller & Thaler Funds do not share your personal information with nonaffiliates so they can market to you

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fuller & Thaler Funds do not jointly market.

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Funds at (888) 912-4562 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES	INDEPENDENT REGISTERED PUBLIC
Walter B. Grimm, Chairman	ACCOUNTING FIRM
David James	Ernst & Young LLP
Lori Kaiser	221 East 4th Street, Suite 2900
Janet Smith Meeks	Cincinnati, OH 45202
Mary Madick

OFFICERS	LEGAL COUNSEL
Matthew J. Miller, Chief Executive Officer and President	Practus, LLP
Zachary P. Richmond, Chief Financial Officer and Treasurer	11300 Tomahawk Creek Parkway, Suite 310
Martin R. Dean, Chief Compliance Officer	Leawood, KS 66211
Paul F. Leone, Secretary

INVESTMENT ADVISER	CUSTODIAN
Fuller & Thaler Asset Management, Inc.	Huntington National Bank
411 Borel Avenue, Suite 300	41 South High Street
San Mateo, CA 94402	Columbus, OH 43215

DISTRIBUTOR	ADMINISTRATOR, TRANSFER AGENT
Ultimus Fund Distributors, LLC	AND FUND ACCOUNTANT
225 Pictoria Drive, Suite 450	Ultimus Fund Solutions, LLC
Cincinnati, OH 45246	225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC

Fuller-SAR-23

Guardian Capital Dividend Growth Fund

Institutional Shares – DIVGX

Guardian Capital Fundamental Global Equity Fund

Institutional Shares – GFGEX

Alta Quality Growth Fund

Institutional Shares – AQLGX

Semi-Annual Report

March 31, 2023

Investment Results (Unaudited)

Average Annual Total Returns(a) as of March 31, 2023

				Since
	Six	One		Inception
	Months	Year	Three Year	5/1/2019
Guardian Capital Dividend Growth Fund
Institutional Shares	15.38%	-6.04%	13.90%	8.39%
MSCI World Index(b)	18.25%	-7.02%	16.40%	8.37%

				Expense
				Ratios(c)
				Institutional
				Shares
Gross				1.67%
With Applicable Waivers				0.95%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Guardian Capital Dividend Growth Fund (the “Guardian Dividend Fund”) distributions or the redemption of Guardian Dividend Fund shares. Current performance of the Guardian Dividend Fund may be lower or higher than the performance quoted. The Guardian Dividend Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (800) 957-0681.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for less than one year are not annualized.

(b)	The MSCI World Index is an unmanaged free float-adjusted market capitalization index that is designed to measure global developed market equity performance. Currently the MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The performance of the index is expressed in terms of U.S. dollars, and does not reflect the deduction of fees or taxes with a mutual fund, such as investment management and fund accounting fees. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The expense ratio is from the Guardian Dividend Fund’s prospectus dated January 27, 2023. Guardian Capital LP, the Guardian Dividend Fund’s adviser (the “Adviser”), has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses for the Guardian Dividend Fund (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Guardian Dividend Fund’s business; (v) dividend expense on short sales; and (vi) indirect expenses such as acquired fund fees and expenses) do not exceed 0.95% of the Guardian Dividend Fund’s average daily net assets through January 31, 2024 (the “Expense Limitation”). During any fiscal year that the

1

Investment Results (Unaudited) (continued)

Investment Advisory Agreement between the Adviser and the Capitol Series Trust (the “Trust”) is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement first occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may be terminated by the Board of Trustees (the “Board”) at any time. The Expense Limitation Agreement terminates automatically upon the termination of the Investment Advisory Agreement with the Adviser. Additional information pertaining to the Guardian Dividend Fund’s expense ratios as of March 31, 2023, can be found in the financial highlights.

The Guardian Dividend Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Guardian Dividend Fund and may be obtained by calling (800) 957-0681. Please read it carefully before investing.

The Guardian Dividend Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

2

Investment Results (Unaudited) (continued)

Average Annual Total Returns(a) as of March 31, 2023

				Since
	Six	One	Three	Inception
	Months	Year	Year	(12/19/2019)
Guardian Capital Fundamental Global Equity Fund
Institutional Shares	26.61%	-0.56%	14.80%	7.99%
MSCI World Index(b)	18.25%	-7.02%	16.40%	7.17%

				Expense
				Ratios(c)
				Institutional
				Shares
Gross				1.51%
With Applicable Waivers				0.99%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Guardian Capital Fundamental Global Equity Fund (“Guardian Equity Fund”) distributions or the redemption of Guardian Equity Fund shares. Current performance of the Guardian Equity Fund may be lower or higher than the performance quoted. The Guardian Equity Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (800) 957-0681.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Guardian Equity Fund’s returns reflect any fee reductions during the applicable period. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for less than one year are not annualized.

(b)	The MSCI World Index is an unmanaged free float-adjusted market capitalization index that is designed to measure global developed market equity performance. Currently the MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The performance of the index is expressed in terms of U.S. dollars, and does not reflect the deduction of fees or taxes with a mutual fund, such as investment management and fund accounting fees. Individuals cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The expense ratios are from the Guardian Equity Fund’s prospectus dated January 27, 2023. The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses for the Guardian Equity Fund (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Guardian Equity Fund’s business; (v) dividend expense on short sales; and (vi) indirect expenses such as acquired fund fees and expenses) do not exceed 0.99% of the average daily net assets of the Guardian Equity Fund through January 31, 2024 (the “Expense Limitation”). During any fiscal year that the Investment Advisory Agreement between the Adviser and Trust is in effect,

3

Investment Results (Unaudited) (continued)

the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement first occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may be terminated by the Board at any time. The Expense Limitation Agreement terminates automatically upon the termination of the Investment Advisory Agreement with the Adviser. Additional information pertaining to the Guardian Equity Fund’s expense ratios as of March 31, 2023 can be found in the financial highlights.

The Guardian Equity Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Guardian Equity Fund and may be obtained by calling (800) 957-0681. Please read it carefully before investing

The Guardian Equity Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

4

Investment Results (Unaudited) (continued)

Average Annual Total Returns(a) as of March 31, 2023

				Since
			Three	Inception
	Six Months	One Year	Year	(12/19/2018)
Alta Quality Growth Fund – Institutional Shares	15.95%	-10.76%	13.46%	10.41%
S&P 500® Index (b)	15.62%	-7.73%	18.60%	14.19%
Russell 1000® Growth Index (c)	16.88%	-10.90%	18.58%	17.02%

				Expense
				Ratios(d)
Gross				1.18%
With Applicable Waivers				0.79%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Alta Quality Growth Fund (“Alta Growth Fund”) distributions or the redemption of Alta Growth Fund shares. Current performance of the Alta Growth Fund may be lower or higher than the performance quoted. The Alta Growth Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (800) 957-0681.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Alta Growth Fund’s returns reflect any fee reductions during the applicable period. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for less than one year are not annualized.

(b)	The S&P 500® Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Alta Growth Fund’s portfolio. Individuals cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The Russell 1000® Growth Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Alta Growth Fund’s portfolio. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(d)	The expense ratios are from the Alta Growth Fund’s prospectus dated January 27, 2023. Alta Capital Management, LLC, the Alta Growth Fund’s adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses for the Alta Growth Fund (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Alta Growth Fund’s business; (v) dividend expense on short sales; and (vi) indirect expenses such as acquired fund fees and expenses) do not exceed 0.79% of the average daily net assets of the Alta Growth Fund through January 31, 2024 (the “Expense Limitation”). During any fiscal year that the Investment Advisory

5

Investment Results (Unaudited) (continued)

Agreement between Alta Capital Management, LLC and Capitol Series Trust (the “Trust”) is in effect, Alta Capital Management, LLC may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Alta Capital Management, LLC is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement first occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may be terminated by the Board at any time. The Expense Limitation Agreement terminates automatically upon the termination of the Advisory Agreement with Alta Capital Management, LLC. Additional information pertaining to the Alta Growth Fund’s expense ratios as of March 31, 2023, can be found in the financial highlights.

The Alta Growth Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Alta Growth Fund and may be obtained by calling (800) 957-0681. Please read it carefully before investing.

The Alta Growth Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

6

Fund Holdings (Unaudited)

Guardian Capital Dividend Growth Fund Holdings as of March 31, 2023.*

*	As a percentage of net assets.

Guardian Capital Fundamental Global Equity Fund Holdings as of March 31, 2023.*

*	As a percentage of net assets.

7

Fund Holdings (Unaudited)

Alta Quality Growth Fund Holdings as of March 31, 2023.*

*	As a percentage of net assets.

Availability of Portfolio Schedules (Unaudited)

The Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http:// www.sec.gov or on the Funds' website at www.guardiancapitalfunds.com.

8

Guardian Capital Dividend Growth Fund
Schedule of Investments
March 31, 2023 - (Unaudited)

Common Stocks — 97.43%	Shares	Fair Value
Australia — 0.72%
Energy — 0.72%
Woodside Energy Group Ltd. - ADR	6,450	$144,674

Total Australia		144,674

Canada — 7.22%
Communications — 3.90%
BCE, Inc.	8,864	397,054
TELUS Corp.	19,751	392,091
		789,145
Financials — 3.32%
Royal Bank of Canada	7,022	671,535

Total Canada		1,460,680

Denmark — 2.76%
Health Care — 2.76%
Novo Nordisk A/S - ADR	3,510	558,581

Total Denmark		558,581

France — 9.51%
Consumer Discretionary — 0.53%
LVMH Moet Hennessy Louis Vuitton S.A. - ADR	580	106,563

Energy — 3.64%
TotalEnergies S.E. - ADR	12,452	735,290

Financials — 2.07%
AXA S.A.	13,700	418,549

Health Care — 1.03%
Sanofi - ADR	3,830	208,429

Industrials — 2.24%
Schneider Electric S.E. - ADR	13,574	452,421

Total France		1,921,252

Germany — 2.06%
Financials — 2.06%
Allianz S.E.	1,800	415,490

Total Germany		415,490

Ireland — 3.09%
Technology — 3.09%
Accenture PLC, Class A	2,194	627,066

Total Ireland		627,066

Netherlands — 2.73%
Technology — 2.73%
Wolters Kluwer N.V. - ADR	4,375	551,644

Total Netherlands		551,644

See accompanying notes which are an integral part of these financial statements.

9

Guardian Capital Dividend Growth Fund
Schedule of Investments (continued)
March 31, 2023 - (Unaudited)

Common Stocks — 97.43% - (continued)	Shares	Fair Value
Switzerland — 4.05%
Consumer Staples — 4.05%
Nestle S.A. - ADR	6,742	$820,435

Total Switzerland		820,435

United Kingdom — 4.29%
Consumer Staples — 1.23%
Unilever PLC - ADR	4,784	248,433

Health Care — 3.06%
AstraZeneca PLC - ADR	8,878	616,222

Total United Kingdom		864,655

United States — 61.00%
Communications — 2.01%
Verizon Communications, Inc.	10,429	405,584

Consumer Discretionary — 4.58%
Home Depot, Inc. (The)	1,502	443,270
McDonald's Corp.	1,727	482,887
		926,157
Consumer Staples — 5.58%
Costco Wholesale Corp.	1,581	785,551
Procter & Gamble Co. (The)	2,292	340,797
		1,126,348
Energy — 7.40%
EOG Resources, Inc.	1,734	198,768
Shell PLC - ADR	10,651	612,859
Williams Cos., Inc. (The)	22,943	685,078
		1,496,705
Financials — 1.72%
Hartford Financial Services Group, Inc. (The)	4,993	347,962

Health Care — 8.57%
AbbVie, Inc.	2,491	396,991
Amgen, Inc.	773	186,873
Johnson & Johnson	4,031	624,805
UnitedHealth Group, Inc.	1,114	526,465
		1,735,134
Industrials — 6.16%
Illinois Tool Works, Inc.	778	189,404
Republic Services, Inc.	4,113	556,161
Waste Management, Inc.	3,061	499,463
		1,245,028
Materials — 2.25%
Air Products & Chemicals, Inc.	1,586	455,515

Real Estate — 1.91%
Crown Castle, Inc.	1,425	190,722
WP Carey, Inc.	2,511	194,477
		385,199

See accompanying notes which are an integral part of these financial statements.

10

Guardian Capital Dividend Growth Fund
Schedule of Investments (continued)
March 31, 2023 - (Unaudited)

Common Stocks — 97.43% - (continued)	Shares	Fair Value
United States — 61.00% - (continued)
Technology — 19.34%
Apple, Inc.	7,575	$1,249,118
Broadcom, Inc.	1,698	1,089,335
MasterCard, Inc., Class A	1,326	481,882
Microsoft Corp.	3,779	1,089,486
		3,909,821
Utilities — 1.48%
WEC Energy Group, Inc.	3,166	300,105

Total United States		12,333,558

Total Common Stocks
(Cost $14,973,137)		19,698,035

Money Market Funds - 2.50%
Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio, Institutional Class, 4.40%(a)	505,436	505,436

Total Money Market Funds
(Cost $505,436)		505,436

Total Investments — 99.93%
(Cost $15,478,573)		20,203,471

Other Assets in Excess of Liabilities — 0.07%		14,169

Net Assets — 100.00%		$20,217,640

(a)	Rate disclosed is the seven day effective yield as of March 31, 2023.

ADR- American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

11

Guardian Capital Fundamental Global Equity Fund
Schedule of Investments
March 31, 2023 - (Unaudited)

Common Stocks — 98.95%	Shares	Fair Value
China — 5.09%
Consumer Discretionary — 5.09%
Yum China Holdings, Inc.	64,347	$4,078,956

Total China		4,078,956

Denmark — 14.18%
Health Care — 9.95%
Coloplast A/S, Class B	6,580	863,847
Novo Nordisk A/S, Class B	45,052	7,121,389
		7,985,236
Materials — 4.23%
Chr. Hansen Holdings A/S	28,928	2,194,103
Novozymes A/S, Class B	23,481	1,199,501
		3,393,604
Total Denmark		11,378,840

France — 10.05%
Consumer Staples — 3.40%
L'Oreal S.A.	6,126	2,732,745

Health Care — 6.65%
EssilorLuxottica S.A.	29,698	5,347,509

Total France		8,080,254

Ireland — 3.64%
Technology — 3.64%
Accenture PLC, Class A	10,217	2,920,121

Total Ireland		2,920,121

Japan — 4.65%
Industrials — 4.65%
FANUC Corp.	54,000	1,936,023
Keyence Corp.	3,700	1,796,117
		3,732,140
Total Japan		3,732,140

Switzerland — 3.76%
Consumer Staples — 3.76%
Nestle S.A.	24,775	3,018,673

Total Switzerland		3,018,673

United Kingdom — 4.76%
Consumer Staples — 2.65%
Reckitt Benckiser Group PLC	28,022	2,128,813

Industrials — 2.11%
Intertek Group PLC(a)	33,917	1,695,871

Total United Kingdom		3,824,684

See accompanying notes which are an integral part of these financial statements.

12

Guardian Capital Fundamental Global Equity Fund
Schedule of Investments (continued)
March 31, 2023 - (Unaudited)

Common Stocks — 98.95% - (continued)	Shares	Fair Value
United States — 52.82%
Communications — 11.71%
Alphabet, Inc., Class A(a)	37,110	$3,849,420
Booking Holdings, Inc.(a)	2,093	5,551,494
		9,400,914
Consumer Discretionary — 4.07%
Nike, Inc., Class B	26,672	3,271,054

Consumer Staples — 3.98%
Colgate-Palmolive Co.	42,463	3,191,094

Financials — 6.72%
CME Group, Inc.	28,174	5,395,884

Health Care — 6.85%
Illumina, Inc.(a)	9,175	2,133,647
UnitedHealth Group, Inc.	7,115	3,362,478
		5,496,125
Technology — 19.49%
Automatic Data Processing, Inc.	12,188	2,713,414
MarketAxess Holdings, Inc.	12,992	5,083,640
MasterCard, Inc., Class A	11,295	4,104,716
Microsoft Corp.	8,434	2,431,522
Verisk Analytics, Inc.	6,838	1,311,939
		15,645,231
Total United States		42,400,302

Total Common Stocks
(Cost $69,657,950)		79,433,970

Money Market Funds - 1.01%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio, Institutional Class, 4.66%(b)	807,769	807,769

Total Money Market Funds
(Cost $807,769)		807,769

Total Investments — 99.96%
(Cost $70,465,719)		80,241,739

Other Assets in Excess of Liabilities — 0.04%		32,857

Net Assets — 100.00%		$80,274,596

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2023

See accompanying notes which are an integral part of these financial statements.

13

Alta Quality Growth Fund
Schedule of Investments
March 31, 2023 - (Unaudited)

Common Stocks — 96.07%	Shares	Fair Value
Ireland — 7.03%
Health Care — 2.80%
ICON PLC(a)	6,550	$1,399,014
Technology — 4.23%
Accenture PLC, Class A	7,410	2,117,851

Total Ireland		3,516,865

United States — 89.04%
Communications — 17.22%
Alphabet, Inc., Class A(a)	32,400	3,360,852
Booking Holdings, Inc.(a)	570	1,511,874
Take-Two Interactive Software, Inc.(a)	14,400	1,717,920
Walt Disney Co. (The)(a)	20,000	2,002,600
		8,593,246
Consumer Discretionary — 10.73%
Home Depot, Inc. (The)	7,350	2,169,132
Restaurant Brands International, Inc.	23,500	1,577,790
TJX Companies, Inc. (The)	20,500	1,606,380
		5,353,302
Consumer Staples — 1.03%
Dollar General Corp.	2,450	515,627

Financials — 3.33%
Markel Corp.(a)	1,300	1,660,633

Health Care — 8.02%
Thermo Fisher Scientific, Inc.	2,950	1,700,292
UnitedHealth Group, Inc.	1,650	779,774
Zoetis, Inc., Class A	9,150	1,522,926
		4,002,992
Industrials — 5.19%
Amphenol Corp., Class A	18,500	1,511,820
Raytheon Technologies Corp.	11,000	1,077,230
		2,589,050
Materials — 2.03%
Sherwin-Williams Co. (The)	4,500	1,011,465

Technology — 41.49%
Adobe Systems, Inc.(a)	5,612	2,162,696
Apple, Inc.	18,000	2,968,200
Autodesk, Inc.(a)	7,050	1,467,528
Broadridge Financial Solutions, Inc.	8,800	1,289,816
Fiserv, Inc.(a)	15,000	1,695,450
Intuit, Inc.	1,900	847,077
MasterCard, Inc., Class A	4,350	1,580,834
Microsoft Corp.	10,600	3,055,980
PayPal Holdings, Inc.(a)	16,800	1,275,792
S&P Global, Inc.	3,700	1,275,649

See accompanying notes which are an integral part of these financial statements.

14

Alta Quality Growth Fund
Schedule of Investments (continued)
March 31, 2023 - (Unaudited)

Common Stocks — 96.07% - (continued)	Shares	Fair Value
United States — 89.04% - (continued)
Technology — 41.49% - (continued)
Visa, Inc., Class A	6,900	$1,555,674
Zebra Technologies Corp., Class A(a)	4,800	1,526,400
		20,701,096
Total United States		44,427,411

Total Investments — 96.07%
(Cost $38,273,772)		$47,944,276

Other Assets in Excess of Liabilities — 3.93%		1,961,541

Net Assets — 100.00%		$49,905,817

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

15

Guardian Capital Funds
Statements of Assets and Liabilities
March 31, 2023 - (Unaudited)

		Guardian
	Guardian	Capital
	Capital	Fundamental
	Dividend	Global Equity	Alta Quality
	Growth Fund	Fund	Growth Fund
Assets
Investments in securities at fair value (cost $15,478,573, $70,465,719 and $38,273,772)	$20,203,471	$80,241,739	$47,944,276
Cash and cash equivalents	—	—	1,963,459
Receivable for fund shares sold	—	—	3,333
Dividends and interest receivable	46,011	47,346	27,592
Tax reclaims receivable	16,680	54,449	—
Prepaid expenses	8,413	5,518	7,529
Total Assets	20,274,575	80,349,052	49,946,189
Liabilities
Payable for fund shares redeemed	—	—	2,062
Payable for distributions to shareholders	36,604	—	—
Payable to Adviser	104	44,184	14,031
Payable to affiliates	6,091	7,537	7,065
Payable to auditors	8,696	8,677	8,677
Other accrued expenses	5,440	14,058	8,537
Total Liabilities	56,935	74,456	40,372
Net Assets	$20,217,640	$80,274,596	$49,905,817
Net Assets consist of:
Paid-in capital	$16,091,127	$70,513,812	$41,464,919
Accumulated earnings	4,126,513	9,760,784	8,440,898
Net Assets	$20,217,640	$80,274,596	$49,905,817
Institutional Shares:
Net Assets	$20,217,640	$80,274,596	$49,905,817
Shares outstanding (unlimited number of shares authorized, no par value)	1,591,746	6,502,586	3,650,905
Net asset value, offering and redemption price per share	$12.70	$12.35	$13.67

See accompanying notes which are an integral part of these financial statements.

16

Guardian Capital Funds
Statements of Operations
For the six months ended March 31, 2023 - (Unaudited)

		Guardian
	Guardian	Capital
	Capital	Fundamental
	Dividend	Global Equity	Alta Quality
	Growth Fund	Fund	Growth Fund
Investment Income
Dividend income (net of foreign taxes withheld of $14,654, $18,798 and $3,675)	$265,619	$488,190	$158,800
Interest income	—	—	20,923
Total investment income	265,619	488,190	179,723

Expenses
Adviser	72,742	245,496	160,926
Administration	30,395	34,537	32,732
Legal	9,653	11,148	9,653
Audit and tax preparation	8,271	8,252	8,252
Trustee	7,442	7,442	7,442
Compliance services	6,865	6,865	6,865
Transfer agent	6,189	9,295	9,284
Registration	4,944	4,637	6,014
Report printing	3,317	3,072	2,938
Custodian	3,083	20,029	2,772
Pricing	608	1,074	274
Miscellaneous	12,125	14,053	13,904
Total expenses	165,634	365,900	261,056
Fees contractually waived and expenses reimbursed by Adviser	(73,434)	(61,805)	(91,481)
Net operating expenses	92,200	304,095	169,575
Net investment income	173,419	184,095	10,148

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment securities transactions	(589,424)	109,642	(981,370)
Net realized loss on foreign currency transactions	(349)	(108,192)	—
Net change in unrealized appreciation of investment securities	3,115,803	11,948,201	7,423,010
Net change in unrealized appreciation on foreign currency translations	1,571	3,965	—
Net realized and change in unrealized gain on investments	2,527,601	11,953,616	6,441,640
Net increase in net assets resulting from operations	$2,701,020	$12,137,711	$6,451,788

See accompanying notes which are an integral part of these financial statements.

17

Guardian Capital Funds
Statements of Changes in Net Assets

	Guardian Capital Dividend Growth
	Fund
		For the
	For the Six	Year Ended
	Months Ended	September 30,
	March 31, 2023	2022
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$173,419	$353,810
Net realized gain (loss) on investment securities transactions	(589,773)	476,664
Net change in unrealized appreciation (depreciation) of investment securities	3,117,374	(3,030,488)
Net increase (decrease) in net assets resulting from operations	2,701,020	(2,200,014)

Distributions to Shareholders from:
Earnings	(412,481)	(346,059)
Total distributions	(412,481)	(346,059)

Capital Transactions - Institutional Shares
Reinvestment of distributions	355,858	255,402
Amount paid for shares redeemed	—	(14)
Net increase in net assets resulting from capital transactions	355,858	255,388
Total Increase (Decrease) in Net Assets	2,644,397	(2,290,685)

Net Assets
Beginning of period	17,573,243	19,863,928
End of period	$20,217,640	$17,573,243

Share Transactions - Institutional Shares
Shares issued in reinvestment of distributions	28,588	20,173
Shares redeemed	—	(1)
Net increase in shares	28,588	20,172

See accompanying notes which are an integral part of these financial statements.

18

Guardian Capital Funds
Statements of Changes in Net Assets (continued)

	Guardian Capital Fundamental
	Global Equity Fund
		For the
	For the Six	Year Ended
	Months Ended	September 30,
	March 31, 2023	2022
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$184,095	$84,610
Net realized gain on investment securities transactions	1,450	353,136
Net change in unrealized appreciation (depreciation) of investment securities	11,952,166	(7,578,605)
Net increase (decrease) in net assets resulting from operations	12,137,711	(7,140,859)

Distributions to Shareholders from:
Earnings	(554,734)	(929,320)
Total distributions	(554,734)	(929,320)

Capital Transactions - Institutional Shares
Proceeds from shares sold	40,206,271	6,600,837
Reinvestment of distributions	539,061	889,230
Amount paid for shares redeemed	(301,059)	(928,553)
Net increase in net assets resulting from capital transactions	40,444,273	6,561,514
Total Increase (Decrease) in Net Assets	52,027,250	(1,508,665)

Net Assets
Beginning of period	28,247,346	29,756,011
End of period	$80,274,596	$28,247,346

Share Transactions - Institutional Shares
Shares sold	3,605,283	574,288
Shares issued in reinvestment of distributions	48,433	67,321
Shares redeemed	(25,822)	(84,142)
Net increase in shares	3,627,894	557,467

See accompanying notes which are an integral part of these financial statements.

19

Guardian Capital Funds
Statements of Changes in Net Assets (continued)

	Alta Quality Growth Fund
		For the
	For the Six	Year Ended
	Months Ended	September 30,
	March 31, 2023	2022
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$10,148	$(117,696)
Net realized gain (loss) on investment securities transactions	(981,370)	2,545,812
Net change in unrealized appreciation (depreciation) of investment securities	7,423,010	(17,301,496)
Net increase (decrease) in net assets resulting from operations	6,451,788	(14,873,380)

Distributions to Shareholders from:
Earnings	(2,565,420)	(1,061,299)
Total distributions	(2,565,420)	(1,061,299)

Capital Transactions - Institutional Shares
Proceeds from shares sold	6,173,315	7,123,253
Reinvestment of distributions	2,349,233	1,040,688
Amount paid for shares redeemed	(1,630,887)	(4,906,688)
Net increase in net assets resulting from capital transactions	6,891,661	3,257,253
Total Increase (Decrease) in Net Assets	10,778,029	(12,677,426)

Net Assets
Beginning of period	39,127,788	51,805,214
End of period	$49,905,817	$39,127,788

Share Transactions - Institutional Shares
Shares sold	473,322	465,116
Shares issued in reinvestment of distributions	189,454	57,087
Shares redeemed	(126,202)	(343,679)
Net increase in shares	536,574	178,524

See accompanying notes which are an integral part of these financial statements.

20

Guardian Capital Dividend Growth Fund – Institutional Class
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months			For the Five
	Ended		For the	Months			For the
	March		Year Ended	Ended		For the Year	Period
	31, 2023		September	September		Ended April	Ended April
	(Unaudited)		30, 2022	30, 2021 (a)		30, 2021	30, 2020(b)
Net asset value, beginning of period	$11.24		$12.87	$12.68		$9.85	$10.00
Investment operations:
Net investment income	0.11		0.22	0.11		0.16	0.17
Net realized and unrealized gain (loss) on investments	1.61		(1.63)	0.20		2.82	(0.16)
Total from investment operations	1.72		(1.41)	0.31		2.98	0.01
Distributions from:
Net investment income	(0.12)		(0.22)	(0.12)		(0.15)	(0.16)
Net realized gains	(0.14)		—	—		—	—
Total from distributions	(0.26)		(0.22)	(0.12)		(0.15)	(0.16)
Net asset value, end of period	$12.70		$11.24	$12.87		$12.68	$9.85
Total Return(c)	15.38	% (d)	(11.11)%	2.42	% (d)	30.41%	0.10	% (d)
Ratios/Supplemental Data:
Net assets, end of period (000 omitted)	$20,218		$17,573	$19,864		$19,449	$14,953
Before waiver or recoupment:
Ratio of expenses to average net assets	1.71	% (e)	1.67%	1.78	% (e)	1.73%	1.94	% (e)
After waiver or recoupment:
Ratio of expenses to average net assets	0.95	% (e)	0.95%	0.95	% (e)	0.95%	0.95	% (e)
Ratio of net investment income to average net assets	1.79	% (e)	1.71%	1.94	% (e)	1.40%	1.64	% (e)
Portfolio turnover rate	4	% (d)	25%	6	% (d)	47%	29	% (d)

(a)	The Fund changed its fiscal year end to September 30.

(b)	For the period May 1, 2019 (commencement of operations) to April 30, 2020.

(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

21

Guardian Capital Fundamental Global Equity Fund- Institutional Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months				For the
	Ended				Period
	March		For the Years Ended		Ended
	31, 2023		September 30,		September
	(Unaudited)		2022	2021	30, 2020(a)
Net asset value, beginning of period	$9.83		$12.84	$10.62	$10.00
Investment operations:
Net investment income	0.03		0.03	0.03	0.02
Net realized and unrealized gain (loss) on investments	2.57		(2.65)	2.22	0.62
Total from investment operations	2.60		(2.62)	2.25	0.64
Distributions from:
Net investment income	(0.02)		(0.02)	(0.03)	(0.02)
Net realized gains	(0.06)		(0.37)	—	—
Total from distributions	(0.08)		(0.39)	(0.03)	(0.02)
Net asset value, end of period	$12.35		$9.83	$12.84	$10.62
Total Return(b)	26.61	% (c)	(21.15)%	21.19%	6.39	% (c)
Ratios/Supplemental Data:
Net assets, end of period (000 omitted)	$80,275		$28,247	$29,756	$22,862
Before waiver or recoupment:
Ratio of expenses to average net assets	1.19	% (d)	1.51%	1.53%	1.82	% (d)
After waiver or recoupment:
Ratio of expenses to average net assets	0.99	% (d)	0.99%	0.99%	0.99	% (d)
Ratio of net investment income to average net assets	0.60	% (d)	0.28%	0.22%	0.26	% (d)
Portfolio turnover rate	—	% (c)(e)	4%	14%	10	% (c)

(a)	For the period December 19, 2019 (commencement of operations) to September 30, 2020.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

(e)	Less than 0.50%.

See accompanying notes which are an integral part of these financial statements.

22

Alta Quality Growth Fund - Institutional Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months					For the
	Ended					Period
	March					Ended
	31, 2023		For the Years Ended September 30,			September
	(Unaudited)		2022	2021	2020	30, 2019(a)
Net asset value, beginning of period	$12.56		$17.65	$13.80	$12.57	$10.00
Investment operations:
Net investment income (loss)	0.01		(0.04)	(0.05)	0.02	0.04
Net realized and unrealized gain (loss) on investments	1.91		(4.70)	3.91	1.59	2.53
Total from investment operations	1.92		(4.74)	3.86	1.61	2.57
Distributions from:
Net investment income	—		—	(0.01)	(0.05)	—
Net realized gains	(0.81)		(0.35)	—	(0.33)	—
Total from distributions	(0.81)		(0.35)	(0.01)	(0.38)	—
Net asset value, end of period	$13.67		$12.56	$17.65	$13.80	$12.57
Total Return(b)	15.95	% (c)	(27.45)%	27.96%	12.92%	25.70	% (c)
Ratios/Supplemental Data:
Net assets, end of period (000 omitted)	$49,906		$39,128	$51,805	$38,490	$27,446
Before waiver or recoupment:
Ratio of expenses to average net assets	1.22	% (d)	1.18%	1.18%	1.30%	1.54	% (d)
After waiver or recoupment:
Ratio of expenses to average net assets	0.79	% (d)	0.79%	0.79%	0.79%	0.79	% (d)
Ratio of net investment income (loss) to average net assets	0.05	% (d)	(0.24)%	(0.32)%	0.14%	0.45	% (d)
Portfolio turnover rate	11	% (c)	19%	16%	26%	16	% (c)

(a)	For the period December 19, 2018 (commencement of operations) to September 30, 2019.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

23

Guardian Capital Funds
Notes to the Financial Statements
March 31, 2023 - (Unaudited)

NOTE 1. ORGANIZATION

The Guardian Capital Dividend Growth Fund ("Guardian Dividend Fund"), Guardian Capital Fundamental Global Equity Fund (“Guardian Equity Fund”) and Alta Quality Growth Fund (“Alta Growth Fund”) (each a “Fund” and, collectively the “Funds”) were organized as diversified (Guardian Dividend Fund and Alta Growth Fund) and non-diversified (Guardian Equity Fund) series of the Capitol Series Trust (the “Trust”). The Funds are registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013 as amended and restated November 18, 2021 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Guardian Dividend Fund's and Guardian Equity Fund's investment adviser is Guardian Capital LP and the Alta Growth Fund's investment adviser is Alta Capital Management, LLC (each an “Adviser”). Alta Capital Management, LLC is a majority-owned U.S. domiciled subsidiary of Guardian Capital LP. The Guardian Equity Fund's sub-adviser is GuardCap Asset Management Limited, a non-U.S. wholly-owned subsidiary of Guardian Capital LP domiciled in the United Kingdom. The investment objective of the Guardian Dividend Fund is to provide long-term capital appreciation and current income. The investment objective of the Guardian Equity Fund is to provide long-term capital appreciation. The investment objective of the Alta Growth Fund is to seek long-term growth of capital with lower than market volatility.

Each Fund currently offers one class of shares, Institutional Shares. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Funds and is entitled to such dividends and distributions out of income belonging to the Funds as are declared by the Board.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the

24

Guardian Capital Funds
Notes to the Financial Statements (continued)
March 31, 2023 - (Unaudited)

financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the unrealized gain or loss from investments.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to the Fund are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

25

Guardian Capital Funds
Notes to the Financial Statements (continued)
March 31, 2023 - (Unaudited)

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Withholding taxes on foreign dividends have been recorded for in accordance with the Funds' understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Guardian Dividend Fund and the Guardian Equity Fund intend to distribute their net investment income quarterly and their net realized long-term and short-term capital gains, if any, at least annually. The Alta Growth Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value ("NAV") per share of the Funds.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation

26

Guardian Capital Funds
Notes to the Financial Statements (continued)
March 31, 2023 - (Unaudited)

technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Funds rely on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds, exchange-traded notes, closed-end funds and preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds,

27

Guardian Capital Funds
Notes to the Financial Statements (continued)
March 31, 2023 - (Unaudited)

including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities.

In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2023:

Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Guardian Dividend Fund
Common Stocks (a)	$19,698,035	$—	$—	$19,698,035
Money Market Funds	505,436	—	—	505,436
Total	$20,203,471	$—	$—	$20,203,471
Guardian Equity Fund
Common Stocks (a)	$79,433,970	$—	$—	$79,433,970
Money Market Funds	807,769	—	—	807,769
Total	$80,241,739	$—	$—	$80,241,739
Alta Growth Fund
Common Stocks (a)	$47,944,276	$—	$—	$47,944,276
Total	$47,944,276	$—	$—	$47,944,276

(a)	Refer to Schedule of Investments for sector classifications.

The Funds did not hold any investments at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

28

Guardian Capital Funds
Notes to the Financial Statements (continued)
March 31, 2023 - (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Each Adviser manages its Funds' investments under the terms of the investment advisory agreement with the Trust with respect to each Fund (each an “Agreement”). As compensation for its management services, each Fund pays its Adviser a fee based on the Fund's average daily net assets as follows:

	Guardian Dividend	Guardian Equity
	Fund	Fund	Alta Growth Fund
Management fee rate	0.75%	0.80%	0.75%
Management fees earned	$72,742	$245,496	$160,926
Fees waived/expenses reimbursed	$(73,434)	$(61,805)	$(91,481)

Each Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of each Fund’s business; (v) dividend expenses on short sales; and (vi) indirect expenses such as acquired fund fees and expenses) do not exceed 0.95% of the Guardian Dividend Fund's, 0.99% of the Guardian Equity Fund's and 0.79% of the Alta Growth Fund’s average daily net assets through January 31, 2024 (“Expense Limitation”). During any fiscal year that the Agreements between each Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed with respect to each Fund it advises, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement took effect and provided further that such recoupment can be achieved within the Expense Limitation currently in effect and the Expense Limitation in place when the waiver/reimbursement occurred. This Expense Limitation agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time.

As of March 31, 2023, each respective Adviser may seek repayment of investment advisory fee waivers and expense reimbursements in the amount as follows:

Guardian
Dividend
Recoverable Through	Fund
April 30, 2023	$9,624
April 30, 2024	135,107
September 30, 2024	70,281
September 30, 2025	147,961
March 31, 2026	73,434

	Guardian	Alta Growth
Recoverable Through	Equity Fund	Fund
September 30, 2023	$—	$68,864
September 30, 2024	—	186,178
September 30, 2025	109,000	192,184
March 31, 2026	61,805	91,481

29

Guardian Capital Funds
Notes to the Financial Statements (continued)
March 31, 2023 - (Unaudited)

Guardian Capital LP was engaged as investment adviser of the Guardian Equity Fund effective January 28, 2022. Prior to January 28, 2022, Alta Capital Management, LLC served as investment adviser to the Guardian Equity Fund. Effective January 28, 2022, Guardian Capital LP delegated responsibility for the day-to-day management of the Guardian Equity Fund to GuardCap Asset Management Limited (U.K.) (“GuardCap”), the Guardian Equity Fund’s sub-adviser. GuardCap also provides compliance related services to the Guardian Equity Fund. GuardCap is non-U.S. wholly-owned subsidiary of Guardian Capital LP domiciled in the United Kingdom and registered as an adviser with the SEC. Prior to January 28, 2022, GuardCap provided portfolio management, research and related services to the Guardian Equity Fund under the terms of a Participating Affiliate Memorandum of Understanding between Alta Capital Management, LLC and GuardCap.

The Trust retains Ultimus Fund Solutions, LLC (the “Administrator”) to provide the Funds with administration, fund accounting and transfer agent services, including all regulatory reporting. Northern Lights Compliance Services, LLC ("NLCS"), an affiliate of the Administrator, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust.

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her required retirement as a Trustee at age 78 (which may be extended for up to two years in an emeritus non-voting capacity at the pleasure and request of the Board), or until he/she dies, resigns, or is removed, whichever is sooner. “Independent Trustees,” meaning those Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, as amended, have each received an annual retainer of $1,500 per Fund and $500 per Fund for each quarterly Board meeting. In addition, each Independent Trustee may be compensated for preparation related to and participation in any special meetings of the Board and/or any Committee of the Board, with such compensation determined on a case-by-case basis based on the length and complexity of the meeting. The Trust also reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at Board meetings.

The officers and one trustee of the Trust are employees of the Administrator. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the principal distributor of each Fund's shares. The Distributor is a wholly-owned subsidiary of the Administrator. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

30

Guardian Capital Funds
Notes to the Financial Statements (continued)
March 31, 2023 - (Unaudited)

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2023, purchases and sales of investment securities, other than short-term investments, were as follows:

	Guardian	Guardian	Alta Growth
	Dividend Fund	Equity Fund	Fund
Purchases	$1,008,617	$39,843,791	$8,826,214
Sales	$831,529	$221,151	$4,830,352

There were no purchases or sales of long-term U.S. government obligations during the six months ended March 31, 2023.

NOTE 6. FEDERAL TAX INFORMATION

At March 31, 2023, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

	Guardian	Guardian	Alta Growth
	Dividend Fund	Equity Fund	Fund
Gross unrealized appreciation	$5,050,122	$10,297,109	$11,627,825
Gross unrealized depreciation	(325,224)	(571,924)	(1,959,937)
Net unrealized appreciation/(depreciation) on investments	$4,724,898	$9,725,185	$9,667,888
Tax cost of investments	$15,478,573	$70,516,554	$38,276,388

The tax character of distributions paid for the fiscal year ended September 30, 2022, the Funds' most recent fiscal year end, were as follows:

	Guardian	Guardian	Alta Growth
	Dividend Fund	Equity Fund	Fund
Distributions paid from:
Ordinary income(a)	$469,281	$63,671	$—
Long-term capital gains	—	867,596	1,061,299
Total distributions paid	$469,281	$931,267	$1,061,299

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At September 30, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Guardian
	Dividend	Guardian	Alta Growth
	Fund	Equity Fund	Fund
Undistributed ordinary income	$(16,402)	$3,134	$—
Undistributed long-term capital gains	223,636	400,218	2,378,883

31

Guardian Capital Funds
Notes to the Financial Statements (continued)
March 31, 2023 - (Unaudited)

	Guardian
	Dividend	Guardian	Alta Growth
	Fund	Equity Fund	Fund
Distributions payable	23,741	1,947	—
Accumulated capital and other losses	—	—	(69,231)
Unrealized appreciation (depreciation) on investments(a)	1,606,999	(2,227,492)	2,244,878
Total accumulated earnings (deficit)	$1,837,974	$(1,822,193)	$4,554,530

(a)	The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of wash losses.

Under current tax law, net investment losses after December 31 and capital losses realized after October 31 of the Funds fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Alta Growth Fund had a Qualified Late Year Ordinary Loss in the amount of $69,231.

NOTE 7. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in a Fund and increase the volatility of a Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of a Fund’s portfolio will be adversely affected. As of March 31, 2023, the Guardian Dividend Fund and Alta Growth Fund had 25.17% and 45.72% of the value of their net assets invested in stocks within the Technology sector, respectively.

NOTE 8. BENEFICAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a) (9) of the 1940 Act. As of March 31, 2023, Alexandria Bancorp Limited owned 100%, 32% and 61% of the Guardian Dividend Fund, Guardian Equity Fund and Alta Growth Fund, respectively. National Financial Services LLC owned 37% of the Guardian Equity Fund. As a result, Alexandria Bancorp Limited may be deemed to control the Funds.

NOTE 9. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds entered into contracts with its service providers, on behalf of the Funds, and others that provide for general indemnifications. The

32

Guardian Capital Funds
Notes to the Financial Statements (continued)
March 31, 2023 - (Unaudited)

Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expect the risk of loss to be remote, however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

NOTE 10. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

33

Liquidity Risk Management Program (Unaudited)

The Trust has adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The Program applies to each individual series of the Trust. The Program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Board approved the appointment of the Liquidity Administrator Committee, comprising certain Trust officers and employees of the Adviser. The Liquidity Administrator Committee maintains Program oversight and reports to the Board on at least an annual basis regarding the Program’s operational effectiveness through a written report (the “Report”). The Report outlined the operation of the Program and the adequacy and effectiveness of the Program’s implementation and was presented to the Board for consideration at its meeting held on December 7 and 8, 2022. During the review period, the Funds did not experience unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the review period the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that the Program is reasonably designed to prevent violation of the Liquidity Rule and has been effectively implemented.

34

Summary of Fund Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each Fund’s example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2022 through March 31, 2023.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table for each class is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

		Beginning	Ending
		Account	Account	Expenses
		Value	Value	Paid	Annualized
		October 1,	March 31,	During	Expense
		2022	2023	Period(a)	Ratio
Guardian Dividend Fund
Institutional Shares	Actual	$1,000.00	$1,153.80	$ 5.10	0.95%
	Hypothetical(b)	$1,000.00	$1,020.19	$ 4.78	0.95%
Guardian Equity Fund
Institutional Shares	Actual	$1,000.00	$1,266.10	$ 5.59	0.99%
	Hypothetical(b)	$1,000.00	$1,020.00	$ 4.99	0.99%
Alta Growth Fund
Institutional Shares	Actual	$1,000.00	$1,159.50	$ 4.25	0.79%
	Hypothetical(b)	$1,000.00	$1,020.99	$ 3.98	0.79%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

35

FACTS	WHAT DO THE GUARDIAN CAPITAL FUNDS (THE “FUNDS”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■     Social Security number

■     account balances and account transactions

■     transaction or loss history and purchase history

■     checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do the Funds share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (800) 957-0681

36

Who we are
Who is providing this notice?	Guardian Capital Funds Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How do the Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How do the Funds collect my personal information?

We collect your personal information, for example, when you

■     open an account or deposit money

■     buy securities from us or sell securities to us

■     make deposits or withdrawals from your account

■     give us your account information

■     make a wire transfer

■     tell us who receives the money

■     tell us where to send the money

■     show your government-issued ID

■     show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     sharing for affiliates’ everyday business purposes —information about your creditworthiness

■     affiliates from using your information to market to you

■     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■     Guardian Capital LP and Alta Capital Management, LLC, the investment advisers to the Funds, could be deemed to be affiliates.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

■     The Guardian Capital Funds do not share your personal information with nonaffiliates so they can market to you

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Guardian Capital Funds do not jointly market.

37

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Funds at (800) 957-0681 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES	INDEPENDENT REGISTERED PUBLIC
Walter B. Grimm, Chairman	ACCOUNTING FIRM
David James	Ernst & Young LLP
Lori Kaiser	221 East 4th Street, Suite 2900
Janet Smith Meeks	Cincinnati, OH 45202
Mary Madick

OFFICERS	LEGAL COUNSEL
Matthew J. Miller, Chief Executive Officer and President	Practus, LLP
Zachary P. Richmond, Chief Financial Officer and Treasurer	11300 Tomahawk Creek Parkway, Suite 310
Martin R. Dean, Chief Compliance Officer	Leawood, KS 66211
Paul F. Leone, Secretary

INVESTMENT ADVISERS	CUSTODIAN
Guardian Capital LP	Huntington National Bank
199 Bay Street, Suite 3100	41 South High Street
P.O. Box 201	Columbus, OH 43215
Toronto, Ontario M5L 1E8

Alta Capital Management, LLC
6440 South Wasatch Boulevard, Suite 260
Salt Lake City, UT 84121

DISTRIBUTOR	ADMINISTRATOR, TRANSFER AGENT
Ultimus Fund Distributors, LLC	AND FUND ACCOUNTANT
225 Pictoria Drive, Suite 450	Ultimus Fund Solutions, LLC
Cincinnati, OH 45246	225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Funds' prospectus which contains information about the Funds' management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC

GUARDIAN-SAR-23

(b) Not applicable.

Item 2. Code of Ethics.

NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert.

NOT APPLICABLE – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments.

Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant's board of trustees are contained in the statement of additional information of the Trust with respect to the Fund(s) for which this Form N-CSR is being filed.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 13. Exhibits.

(a)(1) NOT APPLICABLE – disclosed with annual report

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not applicable.

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Capitol Series Trust

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date	6/06/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date	6/06/2023

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Chief Financial Officer

Date	6/06/2023